NATIONS

FUND

EQUITY

FUNDS

Semi-Annual Report for Period Ended September 30, 1996






                                                        NATIONS
                                                             FUND

  NOT                    MAY LOSE VALUE
  FDIC-
  INSURED                NO BANK GUARANTEE

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS, INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUND INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUND

DEAR SHAREHOLDER:

Financial assets, particularly U.S. equity securities, have continued to produce solid returns through the first nine months of 1996. As we anticipated six months ago, the returns have been less spectacular than in 1995 and have been accompanied by greater volatility. After selling off sharply in the first part of the year, taxable bonds have traded in a broad range for the past six months. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts. International equity securities have produced positive returns, although these equities have generally lagged their domestic counterparts.

Throughout the current year, investors have had no lack of issues to worry about -- the level of economic activity, Federal Reserve Board (the "Fed") policies, corporate profits, inflation and domestic politics. Despite the periodic worries, none of these issues have manifested themselves into overwhelming problems. The economy has neither accelerated at an unacceptable pace, nor fallen into recession. The Fed's policies have been steady. Corporate profits have not achieved 1995's strong gains, but have increased at a reasonable pace. Inflation remains tame, despite strong job growth and low unemployment. Moreover, the political season has done little to unsettle the markets. Despite the election year, Congress produced a timely and sensible budget for fiscal year 1997.

Outside the U.S. there is much less concern about economies overheating. In both Europe and Japan, the focus has been on stimulating economic growth and, to this end, governments have been following loose monetary policies. Provided earnings continue their strong recovery in these regions, the environment for foreign equity securities looks very encouraging. Pacific Rim economies have slowed this year from the exceptionally strong growth over the past few years. Although the region's slower growth in exports along with tighter monetary policies have had a negative impact on certain markets, they also have reduced the overheating inflationary problems which occurred across the region as a result of the exceptional growth.

Looking ahead, there are strong prospects for a return to higher growth in Asia next year as central banks begin to ease monetary policies and economic activity picks up outside Asia, particularly in Europe and Japan. Unlike in the U.S., bond yields have actually fallen in many overseas markets and equity valuations remain generally low in relation to bonds.

The final months of 1996 and the early part of 1997 are unlikely to bring closure to any of the issues described above. Investors will continue to be edgy about the prospects for the U.S. economy, inflation and profits. Moreover, we will continue to hear strong opinions expressed on the future course of the Fed, and the political landscape after the election. Despite all the worries and rhetoric, we think the pattern of the last several years will continue to hold true. Investor apprehension will, from time to time, lead to market volatility. However, moderate economic growth, stable inflation and modest profits should, in our view, produce a reasonable investment environment as we move into the new year.

Sincerely,

/s/ A. Max Walker
----------------------------
A. Max Walker
President and Chairman
of the Board

September 30, 1996

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family is designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.

                        [RISK/RETURN SPECTRUM* GRAPHIC]

For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.
---------------

* The Nations Fund family includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the S&P 500 Index, and Nations Managed Index Fund, which seeks, over the long-term to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500.

NATIONS FUND
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 55.7%
           APPAREL AND TEXTILES -- 0.6%
 24,500    V.F. Corporation.....................   $  1,473,063
                                                     ----------
           AUTOMOBILE AND TRUCK MANUFACTURERS -- 0.6%
 45,600    Ford Motor Company...................      1,425,000
                                                     ----------
           AUTOMOBILE PARTS
             MANUFACTURERS -- 2.6%
 26,500    Eaton Corporation....................      1,599,938
 46,100    Echlin Inc. .........................      1,446,388
 34,700    Genuine Parts Company................      1,518,125
 46,350    Snap-On Inc. ........................      1,488,994
                                                     ----------
                                                      6,053,445
                                                     ----------
           BANKS -- 2.1%
 16,700    Crestar Financial Corporation........        985,300
 23,400    First Chicago Corporation NBD........      1,058,850
 29,700    Fleet Financial Group Inc. ..........      1,321,650
 21,900    Republic New York Corporation........      1,513,837
                                                     ----------
                                                      4,879,637
                                                     ----------
           BEVERAGES -- 0.6%
 53,600    PepsiCo Inc. ........................      1,514,200
                                                     ----------
           CHEMICALS -- BASIC -- 1.0%
 42,300    Georgia Gulf Corporation.............      1,263,713
 24,600    Mallinckrodt Group Inc. .............      1,023,975
                                                     ----------
                                                      2,287,688
                                                     ----------
           CHEMICALS -- SPECIALTY -- 1.4%
 30,400    Great Lakes Chemical Corporation.....      1,732,800
 84,300    Wellman Inc. ........................      1,475,250
                                                     ----------
                                                      3,208,050
                                                     ----------
           COMMUNICATION EQUIPMENT -- 0.6%
 67,200    Glenayre Technologies Inc.+..........      1,545,600
                                                     ----------
           COMPUTER RELATED -- 0.9%
 26,500    Digital Equipment Corporation+.......        947,375
 56,800    Silicon Graphics Inc.+...............      1,256,700
                                                     ----------
                                                      2,204,075
                                                     ----------
           COMPUTER SOFTWARE -- 1.0%
 62,500    Bay Networks Inc.+...................      1,703,125
  8,500    Cabletron Systems Inc.+..............        580,125
                                                     ----------
                                                      2,283,250
                                                     ----------
           DIVERSIFIED -- 0.3%
 86,400    Hanson, Plc, ADR.....................      1,069,200
                                                     ----------
           DRUGS -- 1.1%
 18,400    Merck & Company Inc. ................      1,294,900
 20,600    Schering-Plough Corporation..........      1,266,900
                                                     ----------
                                                      2,561,800
                                                     ----------
           ELECTRIC POWER -- 5.2%
 57,400    Baltimore Gas & Electric Company.....      1,499,575
 34,700    Central & South West Corporation.....        902,200
 58,700    DTE Energy Company...................      1,643,600
 69,200    Houston Industries Inc. .............      1,531,050
 80,100    New York State Electric & Gas
             Company............................      1,762,200
 52,300    Pacific Gas & Electric Company.......      1,137,525
 74,600    PECO Energy Company..................      1,771,750
 76,900    Unicom Corporation...................      1,932,113
                                                     ----------
                                                     12,180,013
                                                     ----------

                                                      VALUE
SHARES                                               (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRICAL EQUIPMENT -- 0.6%
 21,100    Grainger (W.W.) Inc. .................   $  1,482,275
                                                      ----------
           ELECTRONICS -- 2.2%
 36,100    AMP Inc. .............................      1,398,875
 20,400    Avnet, Inc. ..........................        989,400
 15,200    Harris Corporation....................        989,900
 35,100    Motorola, Inc. .......................      1,812,038
                                                      ----------
                                                       5,190,213
                                                      ----------
           ENVIRONMENTAL -- 0.4%
 39,600    Browning-Ferris Industries Inc. ......        990,000
                                                      ----------
           FINANCIAL SERVICES -- 2.0%
 30,400    Dean Witter, Discover & Company.......      1,672,000
 13,800    Marsh & McLennan Companies Inc. ......      1,340,325
 22,800    Transamerica Corporation..............      1,593,150
                                                      ----------
                                                       4,605,475
                                                      ----------
           FOOD PRODUCERS -- 3.3%
 44,200    Cadbury Schweppes, Plc, ADR...........      1,447,550
 43,100    Heinz (H.J.) Company..................      1,454,625
 67,400    McCormick & Company...................      1,575,475
 46,500    Quaker Oats Company...................      1,703,063
 46,400    Sara Lee Corporation..................      1,658,800
                                                      ----------
                                                       7,839,513
                                                      ----------
           FOOD RETAILERS -- 1.2%
 61,300    Supervalu Inc. .......................      1,685,750
 32,000    Sysco Corporation.....................      1,076,000
                                                      ----------
                                                       2,761,750
                                                      ----------
           INSURANCE -- 2.1%
 12,200    General Re Corporation................      1,729,350
 27,100    ITT Hartford Group Inc. ..............      1,598,900
 35,500    Lincoln National Corporation Ltd. ....      1,557,562
                                                      ----------
                                                       4,885,812
                                                      ----------
           MACHINERY AND EQUIPMENT -- 1.2%
 23,300    Foster Wheeler Corporation............      1,019,375
 43,900    Keystone International, Inc. .........        861,538
 22,000    Parker-Hannifin Corporation...........        924,000
                                                      ----------
                                                       2,804,913
                                                      ----------
           MEDIA -- 1.1%
 97,800    Tele-Communications Inc., Class A.....      1,460,888
 27,700    Time Warner Inc. .....................      1,069,913
                                                      ----------
                                                       2,530,801
                                                      ----------
           MEDICAL PRODUCTS AND SUPPLIES -- 0.9%
 21,600    Abbott Laboratories...................      1,063,800
 31,300    Bausch & Lomb Inc. ...................      1,150,275
                                                      ----------
                                                       2,214,075
                                                      ----------
           MEDICAL SERVICES -- 0.7%
 79,900    Humana Inc.+..........................      1,617,975
                                                      ----------
           METALS AND MINING -- 2.0%
 81,500    Cyprus Amax Minerals Company..........      1,752,250
 24,300    Phelps Dodge Corporation..............      1,558,238
 26,100    Reynolds Metals Company...............      1,334,363
                                                      ----------
                                                       4,644,851
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           OIL -- DOMESTIC -- 3.5%
 22,800    Amoco Corporation....................   $  1,604,550
 33,400    Ashland Oil, Inc. ...................      1,327,650
 13,200    Atlantic Richfield Company...........      1,683,000
 34,300    Diamond Shamrock Inc. ...............      1,067,588
 60,800    Occidental Petroleum Corporation.....      1,421,200
 48,900    Sun Company, Inc. ...................      1,124,700
                                                     ----------
                                                      8,228,688
                                                     ----------
           OIL -- INTERNATIONAL -- 2.3%
 38,300    Elf Aquitaine, ADR...................      1,508,063
  9,500    Exxon Corporation....................        790,875
 11,700    Mobil Corporation....................      1,354,275
 53,000    Repsol S.A., ADR.....................      1,755,625
                                                     ----------
                                                      5,408,838
                                                     ----------
           PRINTING AND PUBLISHING -- 1.2%
 37,900    Dow Jones & Company Inc. ............      1,402,300
 23,100    Dun & Bradstreet Corporation.........      1,377,338
                                                     ----------
                                                      2,779,638
                                                     ----------
           RECREATION -- 1.3%
 41,200    Circus Circus Enterprises Inc.+......      1,457,450
 24,500    Disney (Walt) Company................      1,552,688
                                                     ----------
                                                      3,010,138
                                                     ----------
           RESTAURANTS AND LODGING -- 1.2%
 34,900    ITT Corporation......................      1,522,513
 56,000    Wendy's International Inc. ..........      1,204,000
                                                     ----------
                                                      2,726,513
                                                     ----------
           RETAIL -- GENERAL -- 0.6%
 43,300    Dayton Hudson Corporation............      1,428,900
                                                     ----------
           RETAIL -- SPECIALTY -- 0.6%
 34,100    Tandy Corporation....................      1,376,788
                                                     ----------
           STEEL -- 0.8%
 39,000    Nucor Corporation....................      1,979,250
                                                     ----------
           TELECOMMUNICATIONS -- 0.7%
 66,000    360 (Degrees) Communications
             Company+...........................      1,551,000
                                                     ----------
           TRANSPORTATION -- AIRLINES -- 0.6%
 59,900    Southwest Airlines Company...........      1,370,213
                                                     ----------
           UTILITIES -- NATURAL GAS -- 1.9%
 38,100    British Gas, Plc, ADR................      1,204,913
 54,300    Brooklyn Union Gas Company...........      1,513,613
 60,600    Equitable Resources Inc. ............      1,727,100
                                                     ----------
                                                      4,445,626
                                                     ----------
           UTILITIES -- TELEPHONE -- 5.3%
 58,700    AirTouch Communications, Inc.+.......      1,621,588
 28,100    Ameritech Corporation................      1,478,763
 21,500    Bell Atlantic Corporation............      1,287,313
 45,000    GTE Corporation......................      1,732,500
 79,000    MCI Communications Corporation.......      2,024,375
 16,200    NYNEX Corporation....................        704,700
 32,900    SBC Communications Inc. .............      1,583,313
 65,100    U.S. West Inc. ......................      1,936,725
                                                     ----------
                                                     12,369,277
                                                     ----------
           TOTAL COMMON STOCKS
             (Cost $130,846,852)................    130,927,543
                                                    ===========

 PRINCIPAL                                             VALUE
  AMOUNT                                              (NOTE 1)
    ------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.6%
$   565,000   Chase Manhattan Credit Card,
                Series 1996-4A,
                6.730% 02/15/03.................    $    568,174
    193,587   Chase Manhattan Grantor Trust,
                Series 1996-A,
                5.200% 04/15/02.................         190,802
  1,000,000   EQCC, Home Equity Loan,
                Series 1996-2,
                6.700% 09/15/08.................         997,175
    800,000   Ford Credit Auto Loan Master
                Trust, Series 1996-1, Class A,
                5.500% 02/15/01.................         762,496
    400,000   Goldman Sachs, Grantor Notes,
                6.200% 02/15/01++...............         390,356
    825,000   Prime Credit Card Master Trust,
                Series 1992-2, Class B2,
                7.950% 11/15/02.................         853,875
                                                    --------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $3,803,973)...............       3,762,878
                                                    ==============
CORPORATE BONDS AND NOTES -- 10.0%
              AUTOMOTIVE -- 2.2%
              Ford Motor Credit
                Company, MTN:
  1,000,000   7.450% 07/12/99...................       1,019,950
    750,000   6.060% 12/27/00...................         727,357
  1,250,000   General Motors Acceptance
                Corporation, MTN,
                6.250% 10/18/99.................       1,233,962
  1,250,000   Olympic Auto Receivables,
                Series 1996-A,
                5.850% 07/15/01.................       1,233,200
  1,000,000   Olympic Auto Receivables Trust,
                TBA,
                6.800% 03/15/02.................       1,005,940
                                                    --------------
                                                       5,220,409
                                                    --------------
              BANKING AND FINANCE -- 4.7%
  1,050,000   ADVANTA Corporation, MTN,
                7.075% 09/15/99.................       1,055,397
  1,250,000   Ahmanson and Company, MTN,
                6.530% 06/01/98.................       1,247,012
    800,000   Bankers Trust New York, Sub.
                Notes,
                8.250% 05/01/05.................         839,176
    350,000   BanPonce Corporation, MTN,
                6.560% 04/22/99.................         348,690
    585,000   Bear Stearns Company, Senior
                Notes,
                6.700% 08/01/03.................         574,903
  1,000,000   Beneficial Corporation, MTN,
                8.100% 11/23/98.................       1,029,750
  1,000,000   Capital One Bank, Senior Notes,
                7.200% 07/19/99.................       1,005,100
  1,000,000   International Lease Finance
                Corporation, MTN,
                6.270% 02/10/99.................         995,210
    500,000   MBIA Inc., Deb.,
                7.000% 12/15/25.................         463,380
    850,000   MBNA American Bank, MTN,
                7.710% 06/17/04.................         870,596
    825,000   Paine Webber Group,
                8.250% 05/01/02.................         859,568
    500,000   Salomon Brothers, MTN,
                6.790% 02/27/98.................         502,855

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                             VALUE
  AMOUNT                                              (NOTE 1)
    ------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              BANKING AND FINANCE -- (CONTINUED)
$ 1,250,000   Union Planters Corporation,
                Sub. Notes,
                6.750% 11/01/05.................    $  1,188,563
                                                    --------------
                                                      10,980,200
                                                    --------------
              INDUSTRIAL -- 2.3%
    530,000   Auburn Hills Trust, Deb.,
                12.000% 05/01/20................         774,652
    500,000   McDonnell Douglas Corporation,
                Deb.,
                9.750% 04/01/12.................         595,480
  1,500,000   News America Holdings, Inc., Sr.
                Note,
                8.625% 02/01/03.................       1,599,420
  1,000,000   Sears Roebuck Acceptance
                Corporation, MTN,
                6.690% 04/30/01.................         992,020
    500,000   Tele-communications Inc., Deb.,
                7.875% 02/15/26.................         435,365
  1,050,000   Time Warner, Inc.,
                7.450% 02/01/98.................       1,061,330
                                                    --------------
                                                       5,458,267
                                                    --------------
              RECREATION -- 0.4%
    850,000   Disney (Walt) Company,
                Global Bonds,
                6.750% 03/30/06.................         824,857
                                                    --------------
              TRANSPORTATION -- AIRLINES -- 0.4%
  1,000,000   Qantas Airways Ltd., Sr. Note,
                6.625% 06/30/98 ++..............         996,610
                                                    --------------
              TOTAL CORPORATE
                BONDS AND NOTES
                (Cost $23,565,857)..............      23,480,343
                                                    ==============
FOREIGN BONDS -- 0.8%
  1,000,000   Hydro-Quebec,
                9.000% 03/07/01.................       1,071,570
    750,000   Skandia Capital,
                6.000% 11/02/98.................         741,030
                                                    --------------
              TOTAL FOREIGN BONDS
                (Cost $1,818,956)...............       1,812,600
                                                    ==============
GOVERNMENT AGENCY -- 0.2%
              (Cost $600,436)
    600,000   Tennessee Valley Authority,
                5.980% 04/01/36.................         602,514
                                                    ==============
MORTGAGE-BACKED SECURITIES -- 10.5%
              FEDERAL HOME LOAN MORTGAGE
                CORPORATION (FHLMC)
                CERTIFICATES -- 1.8%
              GOLD:
  2,457,143   6.500% 08/01/10...................       2,398,785
  1,936,566   7.000% 08/01/11...................       1,915,981
                                                    --------------
                                                       4,314,766
                                                    --------------

 PRINCIPAL                                             VALUE
  AMOUNT                                              (NOTE 1)
    ------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA) CERTIFICATES -- 6.7%
$ 1,950,000   7.180% 10/01/03...................    $  1,950,000
    897,010   7.000% 06/01/11 (1 Pool)..........         886,630
  1,052,446   9.000% 08/01/24 (1 Pool)..........       1,098,164
  1,643,627   7.500% 09/01/25 (1 Pool)..........       1,627,454
  1,439,412   8.000% 09/15/25 (1 Pool)..........       1,459,203
  2,464,113   7.000% 04/01/26 (1 Pool)..........       2,377,080
  3,074,053   6.500% 04/01/26 -- 05/01/26
                  (2 Pools).....................       2,886,720
  3,409,665   8.500% 06/01/26 -- 07/01/26
                  (2 Pools).....................       3,497,021
                                                    --------------
                                                      15,782,272
                                                    --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (GNMA) CERTIFICATES -- 2.0%
  2,353,218   8.000% 06/15/22 -- 07/15/25
                  (2 Pools).....................       2,386,305
  1,102,870   9.500% 02/15/25 (1 Pool)..........       1,182,132
    980,111   8.500% 02/15/26 (1 Pool)..........       1,007,975
                                                    --------------
                                                       4,576,412
                                                    --------------
              TOTAL MORTGAGE-BACKED
                SECURITIES
                (Cost $24,597,756)..............      24,673,450
                                                    ==============
CERTIFICATE OF DEPOSIT -- (YANKEE) -- 0.3%
  (Cost $760,170)
    750,000   Sun Canada Financial Company,
                6.625% 12/15/07++...............         703,058
                                                    ==============
U. S. TREASURY SECURITIES -- 13.1%
              U.S. TREASURY BONDS -- 4.2%
  3,215,000   8.750% 08/15/20...................       3,831,378
  2,495,000   6.250% 08/15/23...................       2,254,457
  4,375,000   6.000% 02/15/26...................       3,844,531
                                                    --------------
                                                       9,930,366
                                                    --------------
              U.S. TREASURY NOTES -- 8.9%
  6,450,000   6.000% 05/31/98...................       6,443,936
  1,000,000   6.875% 08/31/99...................       1,015,310
    250,000   6.875% 03/31/00...................         253,945
  4,460,000   5.625% 11/30/00...................       4,330,392
    600,000   6.625% 06/30/01...................         603,653
  2,975,000   6.250% 02/15/03...................       2,927,579
  1,375,000   5.875% 11/15/05...................       1,298,949
  3,960,000   7.000% 07/15/06...................       4,042,289
                                                    --------------
                                                      20,916,053
                                                    --------------
              TOTAL U.S. TREASURY
                SECURITIES
                (Cost $28,370,350)..............      30,846,419
                                                    ==============
              TOTAL SECURITIES
                (Cost $214,364,350 )............     216,808,805
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                             VALUE
  AMOUNT                                              (NOTE 1)
    ------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.0%
  (Cost $18,776,000)
$18,776,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $18,778,962 on
                10/01/96, collateralized by:
                $19,153,477 U.S. Government
                Agency Securities,
                4.730% -- 9.375% due
                12/23/96 -- 07/15/43............    $ 18,776,000
                                                    ============
  TOTAL INVESTMENTS
    (Cost $233,140,350*).................  100.2%    235,584,805
  OTHER ASSETS AND
    LIABILITIES (NET)....................   (0.2)       (508,398)
                                           -----    ------------
  NET ASSETS.............................  100.0%   $235,076,407
                                           =====    ============

---------------

  * Aggregate cost for Federal tax purposes.

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional purchasers.

ABBREVIATIONS:

ADR     American Depositary Receipt
GOLD    Payments are on an accelerated 45-day payment cycle
        instead of 75-day cycle
MTN     Medium Term Note
TBA     To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 70.1%
              AEROSPACE AND DEFENSE -- 0.4%
     25,100   Raytheon Company.................     $ 1,396,187
                                                    -----------
              APPAREL AND TEXTILES -- 0.8%
     46,600   V.F. Corporation.................       2,801,825
                                                    -----------
              AUTOMOBILE PARTS MANUFACTURERS -- 2.8%
    150,600   Cooper Tire & Rubber Company.....       3,256,725
     77,100   Echlin Inc. .....................       2,419,013
    111,900   Genuine Parts Company............       4,895,625
                                                    -----------
                                                     10,571,363
                                                    -----------
              BANKS -- 3.2%
     30,500   Chase Manhattan Corporation......       2,443,813
     56,600   CoreStates Financial
                Corporation....................       2,447,950
    117,100   Fleet Financial Group Inc. ......       5,210,950
     32,400   Mellon Bank Corporation..........       1,919,700
                                                    -----------
                                                     12,022,413
                                                    -----------
              BEVERAGES -- 1.1%
    144,000   PepsiCo Inc. ....................       4,068,000
                                                    -----------
              CHEMICALS -- BASIC -- 1.4%
     40,500   Imperial Chemical Industries,
                Plc, ADR.......................       2,136,375
    105,400   Lubrizol Corporation.............       3,030,250
                                                    -----------
                                                      5,166,625
                                                    -----------
              COMMUNICATION EQUIPMENT -- 0.4%
     34,900   Nokia Corporation, Class A,
                ADR............................       1,544,325
                                                    -----------
              COMPUTER RELATED -- 0.8%
     23,700   International Business Machines
                Corporation....................       2,950,650
                                                    -----------
              COMPUTER SOFTWARE -- 1.4%
    206,300   Autodesk, Inc. ..................       5,338,013
                                                    -----------
              CONTAINERS -- 0.8%
     63,600   Crown Cork & Seal Inc. ..........       2,933,550
                                                    -----------
              DIVERSIFIED -- 2.6%
    359,000   Hanson, Plc, ADR.................       4,442,625
      2,980   Imation Corporation+.............          73,010
     29,800   Minnesota Mining &
                Manufacturing Company..........       2,082,275
     60,000   Tenneco Inc. ....................       3,007,500
                                                    -----------
                                                      9,605,410
                                                    -----------
              DRUGS -- 0.7%
     17,755   Bristol-Myers Squibb Company.....       1,711,138
     24,900   Glaxo Wellcome Plc, ADR..........         775,012
                                                    -----------
                                                      2,486,150
                                                    -----------
              ELECTRIC POWER -- 5.6%
    131,400   Baltimore Gas & Electric
                Company........................       3,432,825
    149,700   Central & South West
                Corporation....................       3,892,200
    117,100   CINergy Corporation..............       3,615,462
     95,900   New York State Electric &
                Gas Company....................       2,109,800
    108,300   PacifiCorp.......................       2,233,688
    239,600   PECO Energy Company..............       5,690,500
                                                    -----------
                                                     20,974,475
                                                    -----------
              ELECTRONICS -- 3.5%
    121,900   AMP Inc. ........................       4,723,625
     79,006   Avnet, Inc. .....................       3,831,791
     58,400   Harris Corporation...............       3,803,300
     15,400   Motorola, Inc. ..................         795,025
                                                    -----------
                                                     13,153,741
                                                    -----------

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              ENVIRONMENTAL -- 0.5%
     80,300   Browning-Ferris Industries
                Inc. ..........................     $ 2,007,500
                                                    -----------
              FINANCIAL SERVICES -- 0.9%
     15,800   American General Corporation.....         596,450
     29,000   Marsh & McLennan
                Companies Inc. ................       2,816,625
                                                    -----------
                                                      3,413,075
                                                    -----------
              FOOD PRODUCERS -- 6.4%
     80,300   Chiquita Brands International
                Inc. ..........................         983,675
     27,300   CPC International Inc. ..........       2,044,088
    131,000   Dean Foods Company Inc. .........       3,700,750
     37,100   General Mills Inc. ..............       2,239,912
    247,000   McCormick & Company..............       5,773,625
    130,700   Nabisco Holdings Corporation,
                Class A........................       4,133,387
     73,900   Quaker Oats Company..............       2,706,588
     22,400   Ralston-Purina Group.............       1,534,400
      5,700   Unilever N.V., ADR...............         898,462
                                                    -----------
                                                     24,014,887
                                                    -----------
              FOOD RETAILERS -- 1.5%
    199,800   Supervalu Inc. ..................       5,494,500
                                                    -----------
              INSURANCE -- 5.3%
     38,000   General Re Corporation...........       5,386,500
     87,200   ITT Hartford Group Inc. .........       5,144,800
     68,300   Lincoln National Corporation
                Ltd. ..........................       2,996,663
    108,000   St. Paul Companies Inc. .........       5,994,000
                                                    -----------
                                                     19,521,963
                                                    -----------
              MACHINERY AND EQUIPMENT -- 4.1%
     93,000   Briggs & Stratton Corporation....       4,126,875
     21,300   Dover Corporation................       1,017,075
     35,100   Foster Wheeler Corporation.......       1,535,625
    239,000   Keystone International, Inc. ....       4,690,375
    116,100   Trinity Industries Inc. .........       3,874,837
                                                    -----------
                                                     15,244,787
                                                    -----------
              MEDICAL PRODUCTS AND SUPPLIES -- 3.0%
    114,400   Bausch & Lomb Inc. ..............       4,204,200
     44,400   Becton, Dickinson & Company......       1,964,700
    118,000   Mallinckrodt Group Inc. .........       4,911,750
                                                    -----------
                                                     11,080,650
                                                    -----------
              METALS AND MINING -- 1.4%
    186,200   Cyprus Amax Minerals Company.....       4,003,300
     16,000   Phelps Dodge Corporation.........       1,026,000
                                                    -----------
                                                      5,029,300
                                                    -----------
              OFFICE EQUIPMENT -- 0.8%
     53,400   Pitney Bowes Inc. ...............       2,810,175
                                                    -----------
              OIL -- DOMESTIC -- 3.7%
     88,600   Ashland Oil, Inc. ...............       3,521,850
    137,100   Occidental Petroleum
                Corporation....................       3,204,712

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              OIL -- DOMESTIC -- (CONTINUED)
    226,875   Sun Company, Inc. ...............     $ 5,218,125
     86,200   USX-Marathon Group...............       1,864,075
                                                    -----------
                                                     13,808,762
                                                    -----------
              OIL -- INTERNATIONAL -- 2.7%
     46,380   Exxon Corporation................       3,861,135
     31,300   Mobil Corporation................       3,622,975
     16,300   Royal Dutch Petroleum
                Company, ADR...................       2,544,837
                                                    -----------
                                                     10,028,947
                                                    -----------
              OIL SERVICES -- 1.1%
    141,700   Dresser Industries, Inc. ........       4,215,575
                                                    -----------
              PAPER AND FOREST PRODUCTS -- 0.9%
     90,780   Potlatch Corporation.............       3,517,725
                                                    -----------
              PRINTING AND PUBLISHING -- 0.8%
     49,400   Dun & Bradstreet Corporation.....       2,945,475
                                                    -----------
              PROFESSIONAL SERVICES -- 0.6%
     73,000   Block (H&R) Inc. ................       2,171,750
                                                    -----------
              RETAIL -- GENERAL -- 1.2%
     89,200   May Department Stores Company....       4,337,350
                                                    -----------
              UTILITIES -- NATURAL GAS -- 1.8%
    110,400   Brooklyn Union Gas Company.......       3,077,400
     21,500   Consolidated Natural Gas
                Company........................       1,152,938
     92,300   Equitable Resources Inc. ........       2,630,550
                                                    -----------
                                                      6,860,888
                                                    -----------
              UTILITIES -- TELEPHONE -- 7.9%
     61,600   Ameritech Corporation............       3,241,700
     42,300   AT&T Corporation.................       2,210,175
     35,300   Bell Atlantic Corporation........       2,113,587
     76,000   BellSouth Corporation............       2,812,000
     16,700   British Telecommunications,
                Plc, ADR.......................         933,112
    135,300   Frontier Corporation.............       3,602,363
    112,700   GTE Corporation..................       4,338,950
     49,000   NYNEX Corporation................       2,131,500
    103,000   SBC Communications Inc. .........       4,956,875
     43,100   Sprint Corporation...............       1,675,512
     50,700   U.S. West Inc. ..................       1,508,325
                                                    -----------
                                                     29,524,099
                                                    -----------
              TOTAL COMMON STOCKS
                  (Cost $238,003,450)..........     261,040,135
                                                    ===========
CONVERTIBLE PREFERRED STOCKS -- 1.3%
  (Cost $4,535,000)
              FOOD PRODUCERS -- 1.3%
     90,700   Chiquita Brands International
                Inc., Conv., Series B..........       4,716,400
                                                    ===========

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- 8.2%
              AIRLINES -- 0.3%
$ 1,100,000   Airborne Freight, Conv. Note,
                6.750% 08/15/01................    $  1,072,500
                                                    -----------
              HEALTH CARE -- 0.5%
  1,933,000   Ivax Corporation, Conv. Note,
                6.500% 11/15/11................       1,730,035
                                                    -----------
              OIL -- DOMESTIC -- 2.8%
 10,975,000   USX-Marathon Group,
                Conv. Sub. Deb.,
                7.000% 06/15/17................      10,398,813
                                                    -----------
              RETAIL -- GENERAL -- 0.3%
  1,341,000   Costco Wholesale Corporation,
                Conv. Note,
                5.750% 05/15/02................       1,243,778
                                                    -----------
              OTHER -- 4.3%
  6,175,000   General Signal Corporation,
                Conv. Sub. Note,
                5.750% 06/01/02................       6,985,469
  5,300,000   Integrated Health Services,
                Conv. Sub. Deb.,
                5.750% 01/01/01................       5,134,375
  3,500,000   Unisys Corporation, Conv. Sub.
                Note, 8.250% 03/15/06..........       3,885,000
                                                    -----------
                                                     16,004,844
                                                    -----------
              TOTAL CONVERTIBLE BONDS AND NOTES
                (Cost $29,151,982).............      30,449,970
                                                    ===========
U.S. TREASURY SECURITIES -- 14.1%
              U.S. TREASURY BOND -- 12.8%
 51,550,000   5.625% 02/15/06..................      47,852,834
                                                    -----------
              U.S. TREASURY NOTE -- 1.3%
  4,950,000   5.625% 02/28/01..................       4,796,848
                                                    -----------
              TOTAL U.S. TREASURY SECURITIES
                (Cost $53,077,856).............      52,649,682
                                                    ===========
              TOTAL SECURITIES
                (Cost $324,768,288)............     348,856,187
                                                    ===========
REPURCHASE AGREEMENT -- 5.4%
  (Cost $20,290,000)
 20,290,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $20,293,201 on
                10/01/96, collateralized by:
                $20,697,914 U.S. Government
                Agency Securities,
                4.730% -- 9.375% due
                12/23/96 -- 07/15/43...........      20,290,000
                                                    ===========
TOTAL INVESTMENTS
  (Cost $345,058,288*)...................   99.1%   369,146,187
OTHER ASSETS AND
  LIABILITIES (NET)......................    0.9      3,334,879
                                           -----   ------------
NET ASSETS...............................  100.0%  $372,481,066
                                           =====   ============

---------------
* Aggregate cost for Federal tax purposes.

+ Non-income producing security.

ABBREVIATION:
ADR  American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- 95.5%
            AEROSPACE AND DEFENSE -- 3.7%
  259,350   Lockheed Martin Corporation........   $   23,373,918
  444,800   Raytheon Company...................       24,742,000
                                                  --------------
                                                      48,115,918
                                                  --------------
            APPAREL AND TEXTILES -- 0.2%
   88,000   Liz Claiborne Inc. ................        3,278,000
                                                  --------------
            AUTOMOBILE AND TRUCK MANUFACTURERS -- 2.4%
  825,200   Ford Motor Company.................       25,787,500
  225,200   ITT Industries Inc. ...............        5,432,950
                                                  --------------
                                                      31,220,450
                                                  --------------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.9%
  306,800   Echlin Inc. .......................        9,625,850
  317,000   Goodyear Tire & Rubber Company.....       14,621,625
                                                  --------------
                                                      24,247,475
                                                  --------------
            BANKS -- 6.8%
  344,700   Bank of Boston Corporation.........       19,949,513
  562,000   Bank of New York Inc. .............       16,508,750
  324,700   Chase Manhattan Corporation........       26,016,588
  120,000   Citicorp...........................       10,875,000
  251,000   Mellon Bank Corporation............       14,871,750
                                                  --------------
                                                      88,221,601
                                                  --------------
            BEVERAGES -- 1.1%
  529,400   PepsiCo Inc. ......................       14,955,550
                                                  --------------
            CHEMICALS -- BASIC -- 2.2%
  389,000   Mallinckrodt Group Inc. ...........       16,192,125
  192,000   Rohm & Haas Company................       12,576,000
                                                  --------------
                                                      28,768,125
                                                  --------------
            CHEMICALS -- SPECIALTY -- 1.3%
  412,000   Morton International Inc.,
              Industries.......................       16,377,000
                                                  --------------
            COAL, GAS AND PIPELINE -- 1.9%
  590,400   Coastal Corporation................       24,354,000
                                                  --------------
            COMPUTER RELATED -- 3.6%
  282,000   COMPAQ Computer Corporation+.......       18,083,250
   89,200   Digital Equipment Corporation+.....        3,188,900
   55,600   International Business Machines
              Corporation......................        6,922,200
  291,600   Sun Microsystems Inc.+.............       18,115,650
                                                  --------------
                                                      46,310,000
                                                  --------------
            CONTAINERS -- 3.0%
  400,000   Crown Cork & Seal Inc. ............       18,450,000
  423,000   Tupperware Corporation.............       20,727,000
                                                  --------------
                                                      39,177,000
                                                  --------------
            DIVERSIFIED -- 3.1%
  316,800   AlliedSignal Inc. .................       20,869,200
  495,000   Hanson, Plc, ADR...................        6,125,625
  150,000   Tenneco Inc. ......................        7,518,750
  387,000   Viad Corporation...................        5,418,000
                                                  --------------
                                                      39,931,575
                                                  --------------
            DRUGS -- 5.3%
  329,500   Bristol-Myers Squibb Company.......       31,755,562
  139,000   Rhone-Poulenc Rorer, Inc. .........       10,233,875
  428,000   Schering-Plough Corporation........       26,322,000
                                                  --------------
                                                      68,311,437
                                                  --------------

                                                      VALUE
 SHARES                                              (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            ELECTRIC POWER -- 4.7%
  370,000   Baltimore Gas & Electric Company...   $    9,666,250
  555,061   CINergy Corporation................       17,137,508
  555,000   DPL Inc. ..........................       12,973,125
  205,000   General Public Utilities
              Corporation......................        6,303,750
  667,000   New York State Electric & Gas
              Company..........................       14,674,000
                                                  --------------
                                                      60,754,633
                                                  --------------
            ELECTRICAL EQUIPMENT -- 1.2%
  176,000   General Electric Company...........       16,016,000
                                                  --------------
            ELECTRONICS -- 2.1%
  420,000   Harris Corporation.................       27,352,500
                                                  --------------
            FINANCIAL SERVICES -- 1.5%
  229,845   Bear Stearns Companies Inc. .......        5,343,896
  150,000   Dean Witter, Discover & Company....        8,250,000
  252,000   Paine Webber Group, Inc. ..........        5,292,000
                                                  --------------
                                                      18,885,896
                                                  --------------
            FOOD PRODUCERS -- 2.4%
  328,000   Nabisco Holdings Corporation,
              Class A..........................       10,373,000
  551,600   Quaker Oats Company................       20,202,350
                                                  --------------
                                                      30,575,350
                                                  --------------
            FOOD RETAILERS -- 1.1%
  326,600   Safeway Inc.+......................       13,921,325
                                                  --------------
            HOUSEHOLD PRODUCTS -- 2.1%
1,036,200   First Brands Corporation...........       27,070,725
                                                  --------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
  350,000   Premark International Inc. ........        6,606,250
                                                  --------------
            INSURANCE -- 6.6%
  217,900   CIGNA Corporation..................       26,120,762
  154,700   General Re Corporation.............       21,928,725
  352,200   ITT Hartford Group Inc. ...........       20,779,800
  374,700   Lincoln National Corporation
              Ltd. ............................       16,439,963
                                                  --------------
                                                      85,269,250
                                                  --------------
            MEDICAL PRODUCTS AND SUPPLIES -- 1.7%
  122,000   Baxter International Inc. .........        5,703,500
  358,200   Becton, Dickinson & Company........       15,850,350
                                                  --------------
                                                      21,553,850
                                                  --------------
            MEDICAL SERVICES -- 1.6%
  644,000   Humana Inc.+.......................       13,041,000
  342,067   MedPartners/Mullikin Inc.+.........        7,782,024
                                                  --------------
                                                      20,823,024
                                                  --------------
            METALS AND MINING -- 1.3%
  239,500   ASARCO Inc. .......................        6,376,688
  204,400   Reynolds Metals Company............       10,449,950
                                                  --------------
                                                      16,826,638
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            OFFICE EQUIPMENT -- 2.4%
  569,400   Xerox Corporation..................   $   30,534,075
                                                  --------------
            OIL -- DOMESTIC -- 2.7%
  193,000   Amoco Corporation..................       13,582,375
  510,000   Phillips Petroleum Company.........       21,802,500
                                                  --------------
                                                      35,384,875
                                                  --------------
            OIL -- INTERNATIONAL -- 5.2%
  154,000   British Petroleum Company, ADS.....       19,250,000
  209,800   Exxon Corporation..................       17,465,850
  261,300   Mobil Corporation..................       30,245,475
                                                  --------------
                                                      66,961,325
                                                  --------------
            OIL SERVICES -- 0.7%
  109,200   Schlumberger Ltd. .................        9,227,400
                                                  --------------
            PAPER AND FOREST PRODUCTS -- 1.1%
  243,900   Mead Corporation...................       14,298,638
                                                  --------------
            PHOTO AND OPTICAL -- 0.8%
  232,500   Polaroid Corporation...............       10,230,000
                                                  --------------
            PRINTING AND PUBLISHING -- 0.2%
  131,300   World Color Press, Inc.+...........        2,921,425
                                                  --------------
            RECREATION -- 1.1%
  553,125   Mattel, Inc. ......................       14,312,109
                                                  --------------
            RETAIL -- GENERAL -- 2.2%
  421,700   Federated Department Stores
              Inc.+............................       14,074,238
  292,000   May Department Stores Company......       14,198,500
                                                  --------------
                                                      28,272,738
                                                  --------------
            RETAIL -- SPECIALTY -- 0.2%
  125,097   Limited Inc. ......................        2,392,480
                                                  --------------
            SEMICONDUCTORS -- 2.1%
  292,400   Intel Corporation..................       27,905,925
                                                  --------------
            TELECOMMUNICATIONS -- 0.2%
   60,700   Lucent Technologies................        2,784,613
                                                  --------------
            TOBACCO -- 2.1%
  302,000   Philip Morris Companies Inc. ......       27,104,500
                                                  --------------
            TRANSPORTATION -- AIRLINES -- 1.7%
  306,000   Delta Air Lines, Inc. .............       22,032,000
                                                  --------------
            TRANSPORTATION -- RAILROADS -- 1.3%
  194,000   Burlington Northern Santa Fe
              Inc. ............................       16,368,750
                                                  --------------
                                                      VALUE
 SHARES                                              (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- NATURAL GAS -- 1.7%
  140,000   Consolidated Natural Gas Company...   $    7,507,500
  291,000   Williams Companies Inc. ...........       14,841,000
                                                  --------------
                                                      22,348,500
                                                  --------------
            UTILITIES -- TELEPHONE -- 4.6%
  200,000   AT&T Corporation...................       10,450,000
  540,000   BellSouth Corporation..............       19,980,000
  514,500   GTE Corporation....................       19,808,250
  209,000   SBC Communications Inc. ...........       10,058,125
                                                  --------------
                                                      60,296,375
                                                  --------------
            OTHER -- 1.9%
  432,100   Rockwell International
              Corporation......................       24,359,637
                                                  --------------
            TOTAL COMMON STOCKS
              (Cost $1,006,245,243)............    1,236,658,937
                                                  ==============

 PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT -- 4.8%
  (Cost $61,433,000)
$61,433,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $61,442,693 on
                10/01/96, collateralized by:
                $62,668,062 U.S. Government
                Agency Securities,
                4.730% -- 9.375%
                due 12/23/96 -- 07/15/43.......       61,433,000
                                                  ==============
TOTAL INVESTMENTS
  (Cost $1,067,678,243*)..............  100.3%     1,298,091,937
OTHER ASSETS AND
  LIABILITIES (NET)...................   (0.3)        (3,763,373)
                                        -----     --------------
NET ASSETS............................  100.0%    $1,294,328,564
                                        =====     ==============

---------------

* Aggregate cost for Federal tax purposes.

+ Non-income producing security.

ABBREVIATIONS:

ADR     American Depositary Receipt
ADS     American Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 99.0%
              AEROSPACE AND DEFENSE -- 2.0%
     29,200   Boeing Company....................   $  2,759,400
      3,900   EG&G Inc. ........................         69,712
      5,200   General Dynamics Corporation......        358,150
     17,000   Lockheed Martin Corporation.......      1,532,125
     18,700   McDonnell Douglas Corporation.....        981,750
      4,700   Northrop Grumman Corporation......        377,175
     21,000   Raytheon Company..................      1,168,125
      5,600   TRW Inc. .........................        520,800
     10,600   United Technologies Corporation...      1,273,325
                                                   ------------
                                                      9,040,562
                                                   ------------
              APPAREL AND TEXTILES -- 0.6%
      6,600   Fruit of the Loom Inc., Class
                A+..............................        204,600
      7,000   Liz Claiborne Inc. ...............        260,750
      4,500   National Service Industries
                Inc. ...........................        157,500
     12,400   Nike Inc., Class B................      1,506,600
      5,800   Reebok International, Ltd. .......        201,550
      3,300   Russell Corporation...............        106,425
      1,400   Springs Industries Inc. ..........         62,300
      4,100   Stride Rite Corporation...........         36,900
      5,400   V.F. Corporation..................        324,675
                                                   ------------
                                                      2,861,300
                                                   ------------
              AUTOMOBILE AND TRUCK MANUFACTURERS -- 1.9%
     63,700   Chrysler Corporation..............      1,823,412
    100,400   Ford Motor Company................      3,137,500
     64,800   General Motors Corporation........      3,110,400
      9,900   ITT Industries Inc. ..............        238,838
      6,400   Navistar International
                Corporation+....................         54,400
      3,400   PACCAR, Inc. .....................        186,150
                                                   ------------
                                                      8,550,700
                                                   ------------
              AUTOMOBILE PARTS MANUFACTURERS -- 0.5%
      7,400   Cooper Tire & Rubber Company......        160,025
      8,900   Dana Corporation..................        269,225
      7,000   Eaton Corporation.................        422,625
      5,200   Echlin Inc. ......................        163,150
     10,400   Genuine Parts Company.............        455,000
     13,200   Goodyear Tire & Rubber Company....        608,850
      5,350   Snap-On Inc. .....................        171,869
                                                   ------------
                                                      2,250,744
                                                   ------------
              BANKS -- 7.4%
     40,100   Banc One Corporation..............      1,644,100
     34,000   BankAmerica Corporation...........      2,792,250
     15,600   Bank of Boston Corporation........        902,850
     35,100   Bank of New York Inc. ............      1,031,062
      6,700   Bankers Trust N.Y. Corporation....        526,787
     18,000   Barnett Banks Inc. ...............        607,500
     12,700   Boatmen's Bancshares Inc. ........        709,612
     39,200   Chase Manhattan Corporation.......      3,140,900
     44,100   Citicorp..........................      3,996,562
     13,500   Comerica Inc. ....................        695,250
     19,500   CoreStates Financial
                Corporation.....................        843,375
      9,300   Fifth Third Bancorp...............        540,562
     12,300   First Bank System, Inc. ..........        822,562
     30,300   First Chicago Corporation NBD.....      1,371,075
     26,000   First Union Corporation...........      1,735,500
     22,100   Fleet Financial Group Inc. .......        983,450
     20,300   KeyCorp (New).....................        893,200
     13,000   Mellon Bank Corporation...........        770,250
     17,400   Morgan (J.P.) & Company Inc. .....      1,546,425

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              BANKS -- (CONTINUED)
     22,000   National City Corporation.........   $    926,750
     33,300   Norwest Corporation...............      1,361,138
     29,500   PNC Bank Corporation..............        984,563
      6,200   Republic New York Corporation.....        428,575
     21,000   SunTrust Banks Inc. ..............        861,000
     14,000   U.S. Bancorp......................        553,000
     14,700   Wachovia Corporation..............        727,650
      8,000   Wells Fargo & Company.............      2,080,000
                                                   ------------
                                                     33,475,948
                                                   ------------
              BEVERAGES -- 4.0%
     43,800   Anheuser-Busch Companies, Inc. ...      1,647,975
      5,700   Brown-Forman Corporation, Class
                B...............................        223,012
    214,000   Coca-Cola Company.................     10,887,250
      3,400   Coors (Adolph) Company, Class B...         74,587
    135,500   PepsiCo Inc. .....................      3,827,875
     32,400   Seagram Company, Ltd. ............      1,210,950
                                                   ------------
                                                     17,871,649
                                                   ------------
              BIO SPECIALTY PHARMACEUTICALS -- 0.3%
     22,800   Amgen Inc.+.......................      1,439,250
                                                   ------------
              CHEMICALS -- BASIC -- 2.9%
      8,600   Air Products & Chemicals Inc. ....        500,950
     21,600   Dow Chemical Company..............      1,733,400
     47,800   du Pont (E.I.) de Nemours &
                Company.........................      4,218,350
      7,200   Eastman Chemical Company..........        420,300
      5,400   Ecolab Inc. ......................        182,250
      3,100   FMC Corporation (New)+............        210,413
     17,400   Freeport McMoran Copper and
                Gold, Class B...................        543,750
      4,600   Goodrich (B.F.) Company...........        207,575
      9,100   Hercules, Inc. ...................        498,225
      6,800   Mallinckrodt Group Inc. ..........        283,050
     50,100   Monsanto Company..................      1,828,650
      5,500   Nalco Chemical Company............        199,375
     16,500   PPG Industries, Inc. .............        897,188
     12,500   Praxair Inc. .....................        537,500
      5,700   Rohm & Haas Company...............        373,350
     11,700   Union Carbide Corporation.........        533,813
                                                   ------------
                                                     13,168,139
                                                   ------------
              CHEMICALS -- SPECIALTY -- 0.4%
      4,900   Avery Dennison Corporation........        271,950
     10,900   Engelhard Corporation.............        250,700
      8,500   Grace (W.R.) & Company............        442,000
      5,200   Great Lakes Chemical
                Corporation.....................        296,400
     12,500   Morton International Inc.,
                Industries......................        496,875
      4,100   Sigma-Aldrich Corporation.........        233,700
                                                   ------------
                                                      1,991,625
                                                   ------------
              COAL, GAS AND PIPELINE -- 0.4%
      9,000   Coastal Corporation...............        371,250
      1,500   Eastern Enterprises...............         56,625
     21,500   Enron Corporation.................        876,125
      6,200   ENSERCH Corporation...............        129,425
     12,000   PanEnergy Corporation.............        415,500
     11,600   Santa Fe Energy Resources.........        145,000
                                                   ------------
                                                      1,993,925
                                                   ------------
              COMMUNICATION EQUIPMENT -- 0.1%
      6,000   Andrew Corporation+...............        299,250
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              COMPUTER RELATED -- 4.6%
     11,800   Amdahl Corporation+...............   $    111,363
     10,300   Apple Computer Inc. ..............        228,531
      4,900   Ceridian Corporation+.............        245,000
     55,300   cisco Systems, Inc.+..............      3,432,056
     22,900   COMPAQ Computer Corporation+......      1,468,463
      2,900   Data General Corporation+.........         40,600
      8,800   Dell Computer Corporation+........        684,200
     13,100   Digital Equipment Corporation+....        468,325
     19,300   EMC Corporation+..................        436,662
     87,700   Hewlett-Packard Company...........      4,275,375
     11,100   Honeywell, Inc. ..................        700,688
     45,600   International Business
                Machines Corporation............      5,677,200
      9,100   Seagate Technology+...............        508,463
     13,300   Silicon Graphics Inc.+............        294,263
     15,500   Sun Microsystems Inc.+............        962,938
     14,000   3Com Corporation+.................        840,875
     11,800   Tandem Computers Inc.+............        126,850
     14,100   Unisys Corporation+...............         86,363
                                                   ------------
                                                     20,588,215
                                                   ------------
              COMPUTER SERVICES -- 0.8%
     25,500   Automatic Data Processing Inc. ...      1,112,437
     31,600   Computer Associates International
                Inc. ...........................      1,888,100
      6,600   Computer Sciences Corporation+....        507,375
                                                   ------------
                                                      3,507,912
                                                   ------------
              COMPUTER SOFTWARE -- 2.7%
      4,400   Autodesk, Inc. ...................        113,850
     15,300   Bay Networks Inc.+................        416,925
      6,500   Cabletron Systems Inc.+...........        443,625
     19,000   First Data Corporation............      1,550,875
     51,700   Microsoft Corporation+............      6,817,938
     31,500   Novell Inc.+......................        346,500
     56,400   Oracle Systems Corporation+.......      2,400,525
      1,900   Shared Medical Systems
                Corporation.....................        108,300
                                                   ------------
                                                     12,198,538
                                                   ------------
              CONSTRUCTION -- 0.4%
      5,700   Case Corporation..................        277,875
      2,400   Centex Corporation................         78,300
      2,500   Crane Company.....................        110,937
      7,400   Fluor Corporation.................        455,100
      3,000   Kaufman & Broad Home
                Corporation.....................         39,000
     13,600   Masco Corporation.................        408,000
      4,200   Owens-Corning Fiberglass
                Corporation.....................        154,875
      1,900   Pulte Corporation.................         48,688
      7,600   Sherwin-Williams Company..........        352,450
                                                   ------------
                                                      1,925,225
                                                   ------------
              CONTAINERS -- 0.2%
      2,400   Ball Corporation..................         58,800
      4,500   Bemis Inc. .......................        152,437
     10,700   Crown Cork & Seal Inc. ...........        493,537
      5,600   Tupperware Corporation............        274,400
                                                   ------------
                                                        979,174
                                                   ------------
              COSMETICS AND TOILETRY -- 2.5%
      2,100   Alberto-Culver Company, Class B...         91,088
     11,300   Avon Products Inc. ...............        560,762
      4,700   Clorox Company....................        450,613

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              COSMETICS AND TOILETRY -- (CONTINUED)
     12,600   Colgate-Palmolive Company.........   $  1,094,625
     38,100   Gillette Company..................      2,747,962
      9,400   International Flavors & Fragrances
                Inc. ...........................        410,075
     58,900   Procter & Gamble Company..........      5,742,750
                                                   ------------
                                                     11,097,875
                                                   ------------
              DIVERSIFIED -- 1.7%
      9,900   Alco Standard Corporation.........        493,763
     24,400   AlliedSignal Inc. ................      1,607,350
     19,100   Corning Inc. .....................        744,900
     10,300   Loews Corporation.................        796,963
     36,000   Minnesota Mining &
                Manufacturing Company...........      2,515,500
     14,900   Tenneco Inc. .....................        746,863
      7,500   Textron, Inc. ....................        637,500
      9,100   Whitman Corporation...............        210,438
                                                   ------------
                                                      7,753,277
                                                   ------------
              DRUGS -- 6.1%
      6,500   ALZA Corporation+.................        174,688
     53,700   American Home Products
                Corporation.....................      3,423,375
     43,200   Bristol-Myers Squibb Company......      4,163,400
     46,700   Lilly (Eli) & Company.............      3,012,150
    105,300   Merck & Company Inc. .............      7,410,488
     54,600   Pfizer, Inc. .....................      4,320,225
     43,200   Pharmacia & Upjohn Inc. ..........      1,782,000
     31,800   Schering-Plough Corporation.......      1,955,700
     22,900   Warner-Lambert Company............      1,511,400
                                                   ------------
                                                     27,753,426
                                                   ------------
              ELECTRIC POWER -- 3.0%
     15,700   American Electric Power Inc. .....        637,812
     12,400   Baltimore Gas & Electric
                Company.........................        323,950
     13,300   Carolina Power & Light Company....        458,850
     17,000   Central & South West
                Corporation.....................        442,000
     13,400   CINergy Corporation...............        413,725
     20,600   Consolidated Edison Company
                New York Inc. ..................        571,650
     14,400   Dominion Resources Inc. ..........        543,600
     12,800   DTE Energy Company................        358,400
     17,800   Duke Power Company................        829,925
     38,400   Edison International..............        686,400
     20,300   Entergy Corporation, New..........        548,100
     15,300   FPL Group Inc. ...................        661,725
     10,200   General Public Utilities
                Corporation.....................        313,650
     22,100   Houston Industries Inc. ..........        488,962
     13,000   Niagara Mohawk Power
                Corporation.....................        104,000
      5,700   Northern States Power
                Corporation.....................        265,763
     13,400   Ohio Edison Company...............        259,625
     36,900   Pacific Gas & Electric Company....        802,575
     24,700   PacifiCorp........................        509,438
     19,400   PECO Energy Company...............        460,750
     14,000   PP&L Resources Inc. ..............        306,250
     21,300   Public Service Enterprise Group...        569,775
     57,100   Southern Company..................      1,291,888
     20,200   Texas Utilities Company...........        800,425
     18,900   Unicom Corporation................        474,862
      8,300   Union Electric Company............        306,063
                                                   ------------
                                                     13,430,163
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              ELECTRICAL EQUIPMENT -- 3.6%
     19,200   Emerson Electric Company..........   $  1,730,400
    141,800   General Electric Company..........     12,903,800
     10,600   General Instrument Corporation+...        262,350
      4,200   Grainger (W.W.) Inc. .............        295,050
      4,100   Raychem Corporation...............        307,500
      6,000   Scientific-Atlanta Inc. ..........         95,250
      3,000   Thomas & Betts Corporation........        123,000
     34,000   Westinghouse Electric
                Corporation.....................        633,250
                                                   ------------
                                                     16,350,600
                                                   ------------
              ELECTRONICS -- 1.1%
     18,600   AMP Inc. .........................        720,750
     15,100   Applied Materials Inc.+...........        417,137
      3,500   Harris Corporation................        227,937
      3,500   Intergraph Corporation+...........         38,500
     10,600   LSI Logic Corporation+............        246,450
     50,400   Motorola, Inc. ...................      2,601,900
     11,000   National Semiconductor
                Corporation+....................        221,375
      3,900   Perkin-Elmer Corporation..........        225,713
      3,200   Tektronix Inc. ...................        130,800
                                                   ------------
                                                      4,830,562
                                                   ------------
              ENVIRONMENTAL -- 0.7%
     18,400   Browning-Ferris Industries
                Inc. ...........................        460,000
      3,400   Johnson Controls Inc. ............        255,000
     24,200   Laidlaw Inc., Class B.............        266,200
      4,200   Millipore Corporation.............        165,900
      4,900   Safety-Kleen Corporation..........         80,850
     13,700   Tyco International Ltd. ..........        590,813
     42,700   WMX Technologies Inc. ............      1,403,763
                                                   ------------
                                                      3,222,526
                                                   ------------
              EXPLORATION AND DRILLING -- 0.2%
     10,900   Burlington Resources Inc. ........        483,687
      1,900   Helmerich & Payne Inc. ...........         82,888
      4,600   McDermott International Inc. .....        100,050
                                                   ------------
                                                        666,625
                                                   ------------
              FINANCIAL SERVICES -- 3.4%
     40,800   American Express Company..........      1,887,000
     17,700   American General Corporation......        668,175
      4,900   Beneficial Corporation............        281,750
     14,200   Dean Witter, Discover & Company...        781,000
     15,400   Federal Home Loan Mortgage
                Corporation.....................      1,507,275
     93,200   Federal National Mortgage
                Association.....................      3,250,350
     12,100   Green Tree Financial
                Corporation.....................        474,925
      7,700   Household International Inc. .....        633,325
      5,900   Marsh & McLennan Companies
                Inc. ...........................        573,038
     18,600   MBNA Corporation..................        646,350
     15,100   Merrill Lynch & Company Inc. .....        990,938
     13,400   Morgan Stanley Group, Inc. .......        666,650
      8,700   Salomon Inc. .....................        396,938
      5,800   Transamerica Corporation..........        405,275
     41,000   Travelers Group Inc. .............      2,014,125
                                                   ------------
                                                     15,177,114
                                                   ------------
              FOOD PRODUCERS -- 3.1%
     47,920   Archer-Daniels-Midland Company....        922,460
     20,900   Campbell Soup Company.............      1,630,200
     21,300   ConAgra Inc. .....................      1,049,025
     12,400   CPC International Inc. ...........        928,450
     13,700   General Mills Inc. ...............        827,137

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              FOOD PRODUCERS -- (CONTINUED)
     31,800   Heinz (H.J.) Company..............   $  1,073,250
     13,400   Hershey Foods Corporation.........        673,350
     19,000   Kellogg Company...................      1,308,625
      6,900   Pioneer Hi-Bred International.....        417,450
     11,400   Quaker Oats Company...............        417,525
      8,800   Ralston-Purina Group..............        602,800
     41,400   Sara Lee Corporation..............      1,480,050
     13,600   Unilever N.V., ADR................      2,143,700
     10,100   Wrigley (Wm.) Jr. Company.........        608,525
                                                   ------------
                                                     14,082,547
                                                   ------------
              FOOD RETAILERS -- 0.7%
     22,400   Albertson's, Inc. ................        943,600
     12,400   American Stores Company...........        496,000
      2,900   Fleming Companies Inc. ...........         50,387
      5,200   Giant Food Inc., Class A..........        176,800
      3,300   Great Atlantic & Pacific Tea
                Inc. ...........................         85,388
      9,900   Kroger Company+...................        443,025
      5,800   Supervalu Inc. ...................        159,500
     15,700   Sysco Corporation.................        527,913
     13,100   Winn-Dixie Stores Inc. ...........        456,863
                                                   ------------
                                                      3,339,476
                                                   ------------
              FURNITURE AND APPLIANCES -- 0.4%
      3,000   Armstrong World Industries
                Inc. ...........................        187,125
      7,600   Black & Decker Corporation........        315,400
      9,100   Maytag Corporation................        177,450
     13,000   Newell Company....................        390,000
     13,700   Rubbermaid, Inc. .................        335,650
      7,700   Stanley Works.....................        216,563
      6,700   Whirlpool Corporation.............        339,188
                                                   ------------
                                                      1,961,376
                                                   ------------
              INSURANCE -- 3.0%
     12,800   Aetna Life & Casualty Company.....        900,800
      3,400   Alexander & Alexander Services
                Inc. ...........................         56,525
     39,200   Allstate Corporation..............      1,930,600
     40,800   American International Group,
                Inc. ...........................      4,110,600
      9,000   AON Corporation...................        488,250
     15,700   Chubb Corporation.................        722,200
      6,500   CIGNA Corporation.................        779,187
      7,000   General Re Corporation............        992,250
      9,900   ITT Hartford Group Inc. ..........        584,100
      6,100   Jefferson-Pilot Corporation.......        315,675
      8,800   Lincoln National Corporation
                Ltd. ...........................        386,100
      4,900   MGIC Investment Corporation.......        330,138
      8,600   Providian Corporation.............        369,800
     10,600   SAFECO Corporation................        371,000
      6,800   St. Paul Companies Inc. ..........        377,400
      5,900   Torchmark Corporation.............        270,663
      6,600   UNUM Corporation..................        423,225
      8,200   USF&G Corporation.................        151,700
      3,200   USLIFE Corporation................         96,000
                                                   ------------
                                                     13,656,213
                                                   ------------
              MACHINERY AND EQUIPMENT -- 1.3%
      2,300   Briggs & Stratton Corporation.....        102,062
     16,900   Caterpillar Inc. .................      1,273,838
      3,000   Cincinnati Milacron Inc. .........         56,625
      9,300   Cooper Industries Inc. ...........        402,225
      4,400   Cummins Engine Inc. ..............        173,250
     22,800   Deere & Company...................        957,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              MACHINERY AND EQUIPMENT -- (CONTINUED)
     10,100   Dover Corporation.................   $    482,275
      3,100   Foster Wheeler Corporation........        135,625
      3,800   General Signal Corporation........        167,200
      3,200   Giddings & Lewis Inc. ............         38,000
      3,100   Harnischfeger Industries Inc. ....        117,025
      9,900   Illinois Tool Works Inc. .........        714,037
      8,900   Ingersoll-Rand Company............        422,750
        700   Nacco Industries Inc., Class A....         33,425
      9,900   Pall Corporation..................        279,675
      6,900   Parker-Hannifin Corporation.......        289,800
      2,900   Timken Company....................        113,825
      2,500   TRINOVA Corporation...............         78,750
                                                   ------------
                                                      5,837,987
                                                   ------------
              MEDIA -- 0.7%
     19,900   Comcast Corporation, Class A......        305,962
     56,100   Tele-Communications Inc., Class
                A...............................        837,994
     34,000   Time Warner Inc. .................      1,313,250
     40,900   U.S. West Media Group, Inc.+......        690,188
                                                   ------------
                                                      3,147,394
                                                   ------------
              MEDICAL PRODUCTS AND SUPPLIES -- 3.2%
     67,700   Abbott Laboratories...............      3,334,225
      5,700   Allergan, Inc. ...................        217,313
      4,800   Bard (C.R.) Inc. .................        149,400
      5,100   Bausch & Lomb Inc. ...............        187,425
     24,000   Baxter International Inc. ........      1,122,000
     11,500   Becton, Dickinson & Company.......        508,875
      9,300   Biomet, Inc.+.....................        152,287
     14,400   Boston Scientific Corporation+....        828,000
      8,917   Fresenius Medical Care, ADR.......        207,326
    114,400   Johnson & Johnson.................      5,863,000
     19,800   Medtronic, Inc. ..................      1,269,675
      6,400   St. Jude Medical Inc.+............        258,400
      5,200   United States Surgical
                Corporation.....................        221,000
                                                   ------------
                                                     14,318,926
                                                   ------------
              MEDICAL SERVICES -- 0.9%
      8,200   Beverly Enterprises Inc.+.........         89,175
     38,100   Columbia/HCA Healthcare
                Corporation.....................      2,166,937
      5,300   Community Psychiatric Centers.....         49,688
     13,500   Humana Inc.+......................        273,375
      5,500   Manor Care Inc. ..................        211,062
     18,000   Tenet Healthcare Corporation+.....        400,500
     15,300   United Healthcare Corporation.....        636,863
                                                   ------------
                                                      3,827,600
                                                   ------------
              METALS AND MINING -- 1.1%
     19,300   Alcan Aluminum Ltd. ..............        579,000
     15,400   Aluminum Company of America.......        908,600
      3,600   ASARCO Inc. ......................         95,850
     30,100   Barrick Gold Corporation..........        756,262
     20,100   Battle Mountain Gold Company......        155,775
      8,400   Cyprus Amax Minerals Company......        180,600
      9,800   Echo Bay Mines Ltd. ..............         86,362
     12,200   Homestake Mining Company..........        178,425
     14,400   Inco Ltd. ........................        442,800
      8,600   Newmont Mining Corporation........        406,350
      5,800   Phelps Dodge Corporation..........        371,925
     20,700   Placer Dome Inc., ADR.............        489,037
      5,300   Reynolds Metals Company...........        270,963
      7,700   Santa Fe Pacific Gold
                Corporation.....................        109,725
                                                   ------------
                                                      5,031,674
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              OFFICE EQUIPMENT -- 0.5%
      8,300   Moore Corporation Ltd. ...........   $    152,512
     13,100   Pitney Bowes Inc. ................        689,388
     28,400   Xerox Corporation.................      1,522,950
                                                   ------------
                                                      2,364,850
                                                   ------------
              OIL -- DOMESTIC -- 2.0%
      8,400   Amerada Hess Corporation..........        444,150
     42,700   Amoco Corporation.................      3,005,012
      5,500   Ashland Oil, Inc. ................        218,625
     13,800   Atlantic Richfield Company........      1,759,500
      4,200   Kerr-McGee Corporation............        255,675
      3,000   Louisana Land & Exploration
                Company.........................        157,875
     27,900   Occidental Petroleum
                Corporation.....................        652,162
      8,700   Oryx Energy Company+..............        154,425
      3,700   Pennzoil Company..................        195,637
     22,800   Phillips Petroleum Company........        974,700
      7,600   Sun Company, Inc. ................        174,800
     21,100   Unocal Corporation................        759,600
     24,600   USX-Marathon Group (New)..........        531,975
                                                   ------------
                                                      9,284,136
                                                   ------------
              OIL -- INTERNATIONAL -- 5.7%
     56,100   Chevron Corporation...............      3,513,262
    106,600   Exxon Corporation.................      8,874,450
     33,900   Mobil Corporation.................      3,923,925
     46,100   Royal Dutch Petroleum
                Company, ADR....................      7,197,363
     22,300   Texaco Inc. ......................      2,051,600
                                                   ------------
                                                     25,560,600
                                                   ------------
              OIL SERVICES -- 0.8%
     12,200   Baker Hughes Inc. ................        370,575
     14,400   Dresser Industries, Inc. .........        428,400
      9,700   Halliburton Company...............        500,763
      7,100   Rowan Companies Inc.+.............        132,238
     20,900   Schlumberger Ltd. ................      1,766,050
      4,700   Western Atlas, Inc.+..............        292,575
                                                   ------------
                                                      3,490,601
                                                   ------------
              PAPER AND FOREST PRODUCTS -- 1.6%
      4,600   Boise Cascade Corporation.........        156,400
      8,600   Champion International
                Corporation.....................        394,525
      8,100   Georgia-Pacific Corporation.......        640,912
     25,600   International Paper Company.......      1,088,000
      7,300   James River Corporation...........        201,662
     24,200   Kimberly-Clark Corporation........      2,132,625
      9,300   Louisiana Pacific Corporation.....        211,575
      4,800   Mead Corporation..................        281,400
      2,200   Potlatch Corporation..............         85,250
      7,300   Stone Container Corporation.......        114,062
      4,800   Temple-Inland Inc. ...............        253,200
      5,900   Union Camp Corporation............        288,363
      8,700   Westvaco Corporation..............        257,738
     17,300   Weyerhaeuser Company..............        797,963
      4,800   Willamette Industries Inc. .......        314,400
                                                   ------------
                                                      7,218,075
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              PHOTO AND OPTICAL -- 0.5%
     29,200   Eastman Kodak Company.............   $  2,292,200
      3,900   Polaroid Corporation..............        171,600
                                                   ------------
                                                      2,463,800
                                                   ------------
              PRINTING AND PUBLISHING -- 1.2%
      6,600   American Greetings Corporation,
                Class A.........................        188,925
      7,000   Deluxe Corporation................        264,250
     13,600   Donnelley (R.R.) & Sons Company...        438,600
      8,700   Dow Jones & Company Inc. .........        321,900
     14,100   Dun & Bradstreet Corporation......        840,712
     12,200   Gannet Inc. ......................        858,575
      6,900   Harcourt General Inc. ............        381,225
      3,000   Harland (John H.) Company.........         90,000
      3,600   Jostens Inc. .....................         75,150
      7,800   Knight-Ridder Inc. ...............        288,600
      8,400   McGraw-Hill Companies, Inc. ......        358,050
      1,900   Meredith Corporation..............         93,813
      8,400   New York Times Company, Class A...        283,500
      8,700   Times Mirror Company, Class A.....        387,150
      5,400   Tribune Company...................        421,200
                                                   ------------
                                                      5,291,650
                                                   ------------
              PROFESSIONAL SERVICES -- 0.3%
      8,200   Block (H&R) Inc. .................        243,950
      6,600   Interpublic Group Companies
                Inc. ...........................        311,850
     20,200   Service Corporation
                International...................        611,050
                                                   ------------
                                                      1,166,850
                                                   ------------
              RECREATION -- 1.4%
      6,400   Bally Entertainment Corporation...        181,600
      8,600   Brunswick Corporation.............        206,400
     58,200   Disney (Walt) Company.............      3,688,425
      3,700   Fleetwood Enterprises Inc. .......        113,775
      8,600   Harrah's Entertainment Inc. ......        160,175
      7,400   Hasbro Inc. ......................        274,725
      3,300   King World Productions Inc.+......        121,687
     24,200   Mattel, Inc. .....................        626,175
     31,200   Viacom Inc., Class B+.............      1,107,600
                                                   ------------
                                                      6,480,562
                                                   ------------
              RESTAURANTS AND LODGING -- 1.2%
     13,700   Darden Restaurants Inc. ..........        118,162
     10,100   HFS Inc.+.........................        675,438
     15,600   Hilton Hotels Corporation.........        442,650
     10,300   ITT Corporation...................        449,337
      1,800   Luby's Cafeterias Inc. ...........         43,200
     10,100   Marriot International Inc. .......        556,762
     60,100   McDonald's Corporation............      2,847,238
      4,500   Ryan's Family Steak House Inc.+...         34,312
      3,700   Shoney's Inc.+....................         33,762
     10,000   Wendy's International Inc. .......        215,000
                                                   ------------
                                                      5,415,861
                                                   ------------
              RETAIL -- DISCOUNT -- 1.6%
     38,500   Kmart Stores Corporation..........        394,625
      7,300   Rite Aid Corporation..............        264,625
      6,600   TJX Companies Inc. ...............        236,775
     24,400   Toys R Us Inc.+...................        710,650
    196,500   Wal-Mart Stores Inc. .............      5,182,688
     11,400   Woolworth Corporation+............        235,125
                                                   ------------
                                                      7,024,488
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              RETAIL -- GENERAL -- 1.2%
     19,000   Dayton Hudson Corporation.........   $    627,000
      9,700   Dillard Department Stores Inc.,
                Class A.........................        312,825
     16,500   Federated Department Stores
                Inc.+...........................        550,688
     21,600   May Department Stores Company.....      1,050,300
      3,000   Mercantile Stores Inc. ...........        162,000
     19,700   Penney (J.C.) Company Inc. .......      1,066,262
     17,300   Price/Costco Inc.+................        354,650
     33,600   Sears, Roebuck & Company..........      1,503,600
                                                   ------------
                                                      5,627,325
                                                   ------------
              RETAIL -- SPECIALTY -- 1.6%
      8,700   Charming Shoppes Inc. ............         52,200
      8,700   Circuit City Stores Inc. .........        314,288
     21,000   CUC International Inc.+...........        837,375
     25,600   Gap Inc. .........................        739,200
     40,600   Home Depot Inc. ..................      2,309,125
     24,000   Limited Inc. .....................        459,000
      1,400   Longs Drug Stores Corporation.....         60,900
     13,700   Lowe's Companies Inc. ............        559,987
      8,800   Melville Corporation..............        388,300
      6,900   Nordstrom, Inc. ..................        262,200
      5,200   Pep Boys -- Manny, Moe & Jack.....        185,250
      5,400   Tandy Corporation.................        218,025
     21,200   Walgreen Company..................        784,400
                                                   ------------
                                                      7,170,250
                                                   ------------
              SAVINGS AND LOANS -- 0.2%
     10,000   Ahmanson (H.F.) & Company.........        280,000
      5,100   Golden West Financial
                Corporation.....................        297,712
     11,700   Great Western Financial
                Corporation.....................        310,050
                                                   ------------
                                                        887,762
                                                   ------------
              SEMICONDUCTORS -- 1.9%
     10,100   Advanced Micro Devices Inc. ......        148,975
     71,200   Intel Corporation.................      6,795,150
     17,700   Micron Technology, Inc. ..........        539,850
     16,000   Texas Instruments Inc. ...........        882,000
                                                   ------------
                                                      8,365,975
                                                   ------------
              STEEL -- 0.2%
      8,100   Armco Inc.+.......................         36,450
      9,300   Bethlehem Steel Corporation+......         93,000
      3,900   Inland Steel Industries Inc. .....         69,712
      7,300   Nucor Corporation.................        370,475
      6,900   USX-U.S. Steel Group..............        196,650
      7,500   Worthington Industries Inc. ......        150,000
                                                   ------------
                                                        916,287
                                                   ------------
              TELECOMMUNICATIONS -- 0.5%
      9,400   DSC Communications Corporation+...        235,000
      8,500   Lucent Technologies...............        389,938
     22,100   Northern Telecommunications,
                Ltd. ...........................      1,276,275
      7,700   Tellabs, Inc.+....................        543,812
                                                   ------------
                                                      2,445,025
                                                   ------------
              TOBACCO -- 1.6%
     15,800   American Brands Inc. .............        667,550
     70,100   Philip Morris Companies Inc. .....      6,291,475
     15,900   UST Inc. .........................        471,038
                                                   ------------
                                                      7,430,063
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- AIRLINES -- 0.3%
      7,600   AMR Corporation+..................   $    605,150
      6,500   Delta Air Lines, Inc. ............        468,000
     11,900   Southwest Airlines Company........        272,212
      5,000   USAir Group Inc.+.................         82,500
                                                   ------------
                                                      1,427,862
                                                   ------------
              TRANSPORTATION -- RAILROADS -- 1.1%
     13,000   Burlington Northern Santa Fe
                Inc. ...........................      1,096,875
      6,700   Conrail Inc. .....................        484,912
     19,300   CSX Corporation...................        974,650
     10,700   Norfolk Southern Corporation......        977,712
     21,000   Union Pacific Corporation.........      1,538,250
                                                   ------------
                                                      5,072,399
                                                   ------------
              TRUCKING AND SHIPPING -- 0.2%
      3,300   Caliber Systems Inc. .............         53,212
      3,900   Consolidated Freightways Inc. ....         95,550
      4,900   Federal Express Corporation+......        388,325
      8,200   Ryder Systems Inc. ...............        242,925
      2,100   Yellow Corporation+...............         27,300
                                                   ------------
                                                        807,312
                                                   ------------
              UTILITIES -- NATURAL GAS -- 0.5%
      4,500   Columbia Gas Systems Inc. ........        252,000
      8,200   Consolidated Natural Gas
                Company.........................        439,725
      4,200   NICOR Inc. .......................        141,750
     11,100   NorAm Energy Corporation..........        165,113
      2,100   ONEOK Inc. .......................         57,750
      7,000   Pacific Enterprises...............        211,750
      3,000   Peoples Energy Corporation........        102,000
      7,500   Sonat, Inc. ......................        331,875
      8,500   Williams Companies Inc. ..........        433,500
                                                   ------------
                                                      2,135,463
                                                   ------------
              UTILITIES -- TELEPHONE -- 6.7%
     42,100   AirTouch Communications, Inc+.....      1,163,012
     16,200   ALLTEL Corporation................        451,575
     47,300   Ameritech Corporation.............      2,489,162
    137,800   AT&T Corporation..................      7,200,050
     37,600   Bell Atlantic Corporation.........      2,251,300
     85,000   BellSouth Corporation.............      3,145,000
     83,800   GTE Corporation...................      3,226,300
     59,300   MCI Communications Corporation....      1,519,562
     36,900   NYNEX Corporation.................      1,605,150
     36,300   Pacific Telesis Group.............      1,220,587
     52,200   SBC Communications Inc. ..........      2,512,125
     37,700   Sprint Corporation................      1,465,587
     40,900   U.S. West Inc. ...................      1,216,775
     33,900   WorldCom Inc.+....................        724,613
                                                   ------------
                                                     30,190,798
                                                   ------------
              OTHER -- 0.3%
     19,100   Rockwell International
                Corporation.....................      1,076,763
     14,500   Teledyne Inc. ....................        328,062
                                                   ------------
                                                      1,404,825
                                                   ------------
              TOTAL COMMON STOCKS
                (Cost $387,360,721).............    447,270,336
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
---------------------------------------------------------------
U.S. TREASURY BILLS -- 0.1%
$   100,000   5.010%** 11/14/1996++.............   $     99,388
    100,000   4.990%** 11/21/1996++.............         99,293
    100,000   5.197%** 12/05/1996++.............         99,062
    100,000   5.269%** 12/12/1996++.............         99,006
     50,000   5.150%** 12/19/1996++.............         49,435
                                                   ------------
              TOTAL U.S. TREASURY BILLS
                (Cost $446,061).................        446,184
                                                   ============
              TOTAL SECURITIES
                (Cost $387,806,782).............    447,716,520
                                                   ============
REPURCHASE AGREEMENT -- 0.8%
  (Cost $3,613,000)
  3,613,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $3,613,570 on
                10/01/96, collateralized by:
                $3,685,636 U.S. Government
                Agency Securities,
                4.730% -- 9.375% due
                12/23/96 -- 07/15/43............      3,613,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $391,419,782*)..................   99.9%    451,329,520
OTHER ASSETS AND LIABILITIES (NET)......    0.1         351,964
                                          -----    ------------
NET ASSETS..............................  100.0%   $451,681,484
                                          =====    ============

                                                       NET
 NUMBER OF                                          UNREALIZED
 CONTRACTS                                         APPRECIATION
------------------------------------------------------------
FUTURES CONTRACTS -- LONG POSITION
         10    S&P 500 Index Futures,
                 December 1996..................   $     12,650
                                                   ============

---------------

   * Aggregate cost for Federal tax purposes.
  ** Rate represents annualized yield at date of purchase.
   + Non-income producing security.
  ++ Security segregated as collateral for Futures Contracts.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Disciplined Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 99.2%
             AEROSPACE AND DEFENSE -- 6.1%
    54,600   McDonnell Douglas Corporation.....    $  2,866,500
    38,100   Northrop Grumman Corporation......       3,057,525
    23,600   United Technologies Corporation...       2,834,950
                                                   ------------
                                                      8,758,975
                                                   ------------
             APPAREL AND TEXTILES -- 6.0%
    94,000   Fruit of the Loom Inc., Class
               A+..............................       2,914,000
    78,900   Liz Claiborne Inc. ...............       2,939,025
    22,700   Nike Inc., Class B................       2,758,050
                                                   ------------
                                                      8,611,075
                                                   ------------
             BANKS -- 4.0%
    34,500   BankAmerica Corporation...........       2,833,313
    35,800   Chase Manhattan Corporation.......       2,868,475
                                                   ------------
                                                      5,701,788
                                                   ------------
             CHEMICALS -- BASIC -- 4.3%
    77,200   Cytec Industries Inc.+............       3,001,150
    70,500   Goodrich (B.F.) Company...........       3,181,313
                                                   ------------
                                                      6,182,463
                                                   ------------
             COMPUTER RELATED -- 2.1%
    48,100   Sun Microsystems Inc.+............       2,988,213
                                                   ------------
             COMPUTER SOFTWARE -- 3.9%
    34,600   BMC Software, Inc.+...............       2,750,700
    63,900   Compuware Corporation+............       2,923,425
                                                   ------------
                                                      5,674,125
                                                   ------------
             DIVERSIFIED -- 1.9%
    35,300   Loews Corporation.................       2,731,337
                                                   ------------
             ELECTRIC POWER -- 3.9%
    95,200   CMS Energy Corporation............       2,867,900
    68,500   Texas Utilities Company...........       2,714,312
                                                   ------------
                                                      5,582,212
                                                   ------------
             ENVIRONMENTAL -- 1.9%
    37,400   Johnson Controls Inc. ............       2,805,000
                                                   ------------
             FINANCIAL SERVICES -- 7.9%
    56,663   Morgan Stanley Group, Inc. .......       2,818,984
    60,600   Salomon Inc. .....................       2,764,875
    38,700   Student Loan Marketing
               Association.....................       2,887,988
    59,450   Travelers Group Inc. .............       2,920,481
                                                   ------------
                                                     11,392,328
                                                   ------------
             FOOD RETAILERS -- 4.2%
    72,494   Safeway Inc.+.....................       3,090,057
    69,000   Vons Companies, Inc.+.............       2,958,375
                                                   ------------
                                                      6,048,432
                                                   ------------
             INSURANCE -- 5.9%
    23,700   CIGNA Corporation.................       2,841,037
   110,100   Equitable Companies, Inc. ........       2,835,075
    42,800   MGIC Investment Corporation.......       2,883,650
                                                   ------------
                                                      8,559,762
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             MACHINERY AND EQUIPMENT -- 8.0%
    38,100   Caterpillar Inc. .................    $  2,871,787
    61,600   Dover Corporation.................       2,941,400
    38,700   Illinois Tool Works Inc. .........       2,791,238
    62,800   Ingersoll-Rand Company............       2,983,000
                                                   ------------
                                                     11,587,425
                                                   ------------
             MEDICAL PRODUCTS AND SUPPLIES -- 1.9%
    50,000   Guidant Corporation...............       2,762,500
                                                   ------------
             OIL -- DOMESTIC -- 7.8%
    52,400   Louisiana Land & Exploration
               Company.........................       2,757,550
    52,500   Pennzoil Company..................       2,775,937
    66,700   Phillips Petroleum Company........       2,851,425
    78,400   Unocal Corporation................       2,822,400
                                                   ------------
                                                     11,207,312
                                                   ------------
             OIL -- INTERNATIONAL -- 3.9%
    23,200   British Petroleum Company, ADS....       2,900,000
    29,800   Texaco Inc. ......................       2,741,600
                                                   ------------
                                                      5,641,600
                                                   ------------
             OIL SERVICES -- 1.9%
    54,100   Halliburton Company...............       2,792,912
                                                   ------------
             PAPER AND FOREST PRODUCTS -- 2.0%
    35,500   Georgia-Pacific Corporation.......       2,808,937
                                                   ------------
             PHOTO AND OPTICAL -- 2.1%
    37,900   Eastman Kodak Company.............       2,975,150
                                                   ------------
             RECREATION -- 2.1%
    99,000   Fleetwood Enterprises Inc. .......       3,044,250
                                                   ------------
             RETAIL -- DISCOUNT -- 3.8%
    78,900   TJX Companies Inc. ...............       2,830,537
   128,200   Woolworth Corporation+............       2,644,125
                                                   ------------
                                                      5,474,662
                                                   ------------
             RETAIL -- GENERAL -- 1.8%
    79,500   Dayton Hudson Corporation.........       2,623,500
                                                   ------------
             TRANSPORTATION -- AIRLINES -- 1.9%
    59,200   UAL Corporation+..................       2,782,400
                                                   ------------
             UTILITIES -- NATURAL GAS -- 5.8%
    52,100   Consolidated Natural Gas
               Company.........................       2,793,863
    83,700   NICOR Inc. .......................       2,824,875
    54,200   Williams Companies Inc. ..........       2,764,200
                                                   ------------
                                                      8,382,938
                                                   ------------
             UTILITIES -- TELEPHONE -- 4.1%
    53,196   Ameritech Corporation.............       2,799,440
    55,300   Cincinnati Bell Inc. .............       2,930,900
                                                   ------------
                                                      5,730,340
                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $124,119,083).............     142,849,636
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Disciplined Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
  (Cost $2,235,000)
$2,235,000   Agreement with Smith Barney,
               5.680% dated 09/30/96, to be
               repurchased
               at $2,235,353 on 10/01/96,
               collateralized by: $2,279,933
               U.S. Government Agency
               Securities, 4.730% -- 9.375% due
               12/23/96 -- 07/15/43............    $  2,235,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $126,354,083*)...................  100.8%   145,084,636
OTHER ASSETS AND
  LIABILITIES (NET)......................  (0.8)    (1,095,969)
                                           -----   ------------
NET ASSETS...............................  100.0%  $143,988,667
                                           =====   ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 98.3%
           AEROSPACE AND DEFENSE -- 0.1%
  18,100   General Motors Corporation, Class
             H..................................   $  1,045,275
                                                   --------------
           AUTOMOBILE AND TRUCK MANUFACTURERS -- 0.1%
  20,000   Harley-Davidson Inc..................        860,000
                                                   --------------
           BANKS -- 2.7%
 199,200   Bank of New York Inc. ...............      5,851,500
  40,000   Barnett Banks Inc. ..................      1,350,000
  19,000   Morgan (J.P.) & Company Inc. ........      1,688,625
 208,000   Norwest Corporation..................      8,502,000
  45,000   Signet Banking Corporation...........      1,203,750
  50,000   SunTrust Banks Inc. .................      2,050,000
                                                   --------------
                                                     20,645,875
                                                   --------------
           BEVERAGES -- 2.8%
 130,100   Coca-Cola Company....................      6,618,838
  34,350   Coca-Cola Enterprises Inc. ..........      1,554,338
 471,500   PepsiCo Inc. ........................     13,319,875
                                                   --------------
                                                     21,493,051
                                                   --------------
           BIO SPECIALTY PHARMACEUTICALS -- 0.1%
  23,000   Scherer (R.P.) Corporation+..........      1,121,250
                                                   --------------
           CHEMICALS -- SPECIALTY -- 2.9%
  69,000   Great Lakes Chemical Corporation.....      3,933,000
 236,250   Morton International Inc.,
             Industries.........................      9,390,938
  14,600   Raychem Corporation..................      1,095,000
 148,900   Sigma-Aldrich Corporation............      8,487,300
                                                   --------------
                                                     22,906,238
                                                   --------------
           COAL, GAS AND PIPELINE -- 1.4%
 268,100   Enron Corporation....................     10,925,075
                                                   --------------
           COMMUNICATION EQUIPMENT -- 1.7%
  34,500   Andrew Corporation+..................      1,720,688
 172,800   Ericsson (L.M.) Telecommunications
             Company, Class B, ADR..............      4,384,800
 115,200   Newbridge Networks+..................      7,344,000
                                                   --------------
                                                     13,449,488
                                                   --------------
           COMPUTER RELATED -- 5.1%
 193,700   Bay Networks Inc.+...................      5,278,325
 149,100   Ceridian Corporation+................      7,455,000
 290,500   cisco Systems, Inc.+.................     18,029,156
 113,950   FORE Systems, Inc.+..................      4,714,681
  22,500   Hewlett-Packard Company..............      1,096,875
  44,000   U.S. Robotics Corporation............      2,843,500
                                                   --------------
                                                     39,417,537
                                                   --------------
           COMPUTER SERVICES -- 0.7%
  87,100   Computer Associates International
             Inc. ..............................      5,204,225
                                                   --------------
           COMPUTER SOFTWARE -- 6.9%
 126,500   BMC Software, Inc.+..................     10,056,750
 147,150   First Data Corporation...............     12,011,119
 138,800   Microsoft Corporation+...............     18,304,250
  24,000   Millipore Corporation................        948,000
 173,200   Parametric Technology Corporation+...      8,551,750
  44,500   PeopleSoft, Inc.+....................      3,704,625
                                                   --------------
                                                     53,576,494
                                                   --------------

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           CONSTRUCTION -- 2.0%
 161,400   Fluor Corporation....................   $  9,926,100
 131,100   Foster Wheeler Corporation...........      5,735,625
                                                   --------------
                                                     15,661,725
                                                   --------------
           CONTAINERS -- 1.2%
 199,500   Crown Cork & Seal Inc. ..............      9,201,938
                                                   --------------
           COSMETICS AND TOILETRY -- 1.6%
  81,800   Gillette Company.....................      5,899,825
  69,550   Procter & Gamble Company.............      6,781,125
                                                   --------------
                                                     12,680,950
                                                   --------------
           DIVERSIFIED -- 1.1%
 134,800   AlliedSignal Inc. ...................      8,879,950
                                                   --------------
           DRUGS -- 7.4%
 161,100   Bristol-Myers Squibb Company.........     15,526,013
 284,100   Merck & Company Inc. ................     19,993,538
  20,000   Pfizer, Inc. ........................      1,582,500
 299,800   Schering-Plough Corporation..........     18,437,700
  30,000   SmithKline Beecham Plc, ADR..........      1,826,250
                                                   --------------
                                                     57,366,001
                                                   --------------
           ELECTRICAL EQUIPMENT -- 3.1%
 158,700   Emerson Electric Company.............     14,302,838
 104,000   General Electric Company.............      9,464,000
                                                   --------------
                                                     23,766,838
                                                   --------------
           FINANCIAL SERVICES -- 5.5%
 135,500   Dean Witter, Discover & Company......      7,452,500
 309,600   Equifax Inc. ........................      8,165,700
  82,300   Federal Home Loan Mortgage
             Corporation........................      8,055,113
  48,000   Federal National Mortgage
             Association........................      1,674,000
  68,500   First USA Inc. ......................      3,793,188
 113,000   Morgan Stanley Group, Inc. ..........      5,621,750
 111,300   Transamerica Corporation.............      7,777,088
                                                   --------------
                                                     42,539,339
                                                   --------------
           FOOD PRODUCERS -- 2.3%
 140,200   CPC International Inc. ..............     10,497,475
 102,700   Ralston-Purina Group.................      7,034,950
                                                   --------------
                                                     17,532,425
                                                   --------------
           FOOD RETAILERS -- 0.7%
 171,600   Sysco Corporation....................      5,770,050
                                                   --------------
           FURNITURE AND APPLIANCES -- 0.6%
 157,200   Newell Company.......................      4,716,000
                                                   --------------
           INSURANCE -- 5.1%
 131,300   American International Group,
             Inc. ..............................     13,228,475
  20,000   Chubb Corporation....................        920,000
  81,100   General Re Corporation...............     11,495,925
 107,300   MGIC Investment Corporation..........      7,229,338
 104,700   UNUM Corporation.....................      6,713,888
                                                   --------------
                                                     39,587,626
                                                   --------------
           MACHINERY AND EQUIPMENT -- 0.6%
  90,450   Dover Corporation....................      4,318,988
                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           MEDIA -- 1.9%
 314,700   Comcast Corporation, Class A.........   $  4,838,513
  88,900   Tele-Communications Liberty Media
             Group, Class A+....................      2,544,763
 198,900   Time Warner Inc. ....................      7,682,513
                                                   ------------
                                                     15,065,789
                                                   ------------
           MEDICAL PRODUCTS AND SUPPLIES -- 10.2%
 340,800   Abbott Laboratories..................     16,784,400
 288,900   Baxter International Inc. ...........     13,506,075
 156,600   Becton, Dickinson & Company..........      6,929,550
 183,650   Boston Scientific Corporation+.......     10,559,875
 233,950   Guidant Corporation..................     12,925,738
 101,100   Johnson & Johnson....................      5,181,375
 205,900   Medtronic, Inc. .....................     13,203,338
                                                   ------------
                                                     79,090,351
                                                   ------------
           MEDICAL SERVICES -- 1.5%
 199,400   Columbia/HCA Healthcare
             Corporation........................     11,340,875
                                                   ------------
           OIL -- DOMESTIC -- 0.8%
 105,000   Kerr-McGee Corporation...............      6,391,875
                                                   ------------
           OIL -- INTERNATIONAL -- 1.3%
  86,800   Mobil Corporation....................     10,047,100
                                                   ------------
           OIL SERVICES -- 2.7%
  33,000   Baker Hughes Inc. ...................      1,002,375
 133,400   Halliburton Company..................      6,886,775
  74,500   Schlumberger Ltd. ...................      6,295,250
 109,600   Western Atlas, Inc.+.................      6,822,600
                                                   ------------
                                                     21,007,000
                                                   ------------
           PAPER AND FOREST PRODUCTS -- 0.9%
  81,050   Kimberly-Clark Corporation...........      7,142,531
                                                   ------------
           PHOTO AND OPTICAL -- 0.9%
  91,600   Eastman Kodak Company................      7,190,600
                                                   ------------
           PRINTING AND PUBLISHING -- 0.5%
 256,600   K-III Communications Corporation+....      2,662,225
  20,000   Times Mirror Company, Class A........        890,000
                                                   ------------
                                                      3,552,225
                                                   ------------
           RECREATION -- 2.1%
 166,500   Circus Circus Enterprises Inc.+......      5,889,938
  83,100   Disney (Walt) Company................      5,266,463
 150,000   Viacom Inc., Class B+................      5,325,000
                                                   ------------
                                                     16,481,401
                                                   ------------
           RESTAURANTS AND LODGING -- 1.6%
 146,300   HFS Inc.+............................      9,783,813
  40,000   Hilton Hotels Corporation............      1,135,000
  24,000   McDonald's Corporation...............      1,137,000
                                                   ------------
                                                     12,055,813
                                                   ------------
                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- DISCOUNT -- 0.1%
  25,000   Wal-Mart Stores Inc. ................   $    659,375
                                                   ------------
           RETAIL -- SPECIALTY -- 3.7%
  25,000   AutoZone Inc.+.......................        725,000
  15,000   Barnes & Noble Inc.+.................        515,625
  91,100   Home Depot Inc. .....................      5,181,313
 283,600   Lowe's Companies Inc. ...............     11,592,150
 753,225   OfficeMax, Inc.+.....................     10,545,150
                                                   ------------
                                                     28,559,238
                                                   ------------
           SEMICONDUCTORS -- 3.1%
  60,900   Altera Corporation+..................      3,083,062
 108,600   Atmel Corporation+...................      3,353,025
 176,200   Intel Corporation....................     16,816,088
  13,000   Texas Instruments Inc. ..............        716,625
                                                   ------------
                                                     23,968,800
                                                   ------------
           TELECOMMUNICATIONS -- 4.2%
 111,200   Ascend Communications Inc.+..........      7,353,100
  83,900   Cascade Communications
             Corporation+.......................      6,837,850
  67,000   Loral Space Communications+..........      1,055,250
 126,700   Octel Communications Corporation+....      3,674,300
  70,500   Tellabs, Inc.+.......................      4,979,063
 143,100   360 (Degrees) Communications
             Company+...........................      3,362,850
 159,100   Vodafone Group, ADR..................      5,429,275
                                                   ------------
                                                     32,691,688
                                                   ------------
           TOBACCO -- 0.1%
  11,500   Philip Morris Companies Inc. ........      1,032,125
                                                   ------------
           UTILITIES -- TELEPHONE -- 6.3%
 296,100   AirTouch Communications, Inc.+.......      8,179,763
  75,300   AT&T Corporation.....................      3,934,425
 270,400   BellSouth Corporation................     10,004,800
 299,100   Century Telephone Enterprises........     10,281,563
 324,600   Frontier Corporation.................      8,642,475
 177,250   GTE Corporation......................      6,824,125
  44,000   WorldCom Inc.+.......................        940,500
                                                   ------------
                                                     48,807,651
                                                   ------------
           OTHER -- 0.7%
  98,600   Rockwell International Corporation...      5,558,575
                                                   ------------
           TOTAL COMMON STOCKS
             (Cost $611,813,430)................    763,309,350
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
  (Cost $25,268,000)
$25,268,000  Agreement with Smith Barney, 5.680%
               dated 09/30/96, to be repurchased
               at $25,271,987 on 10/01/96,
               collateralized by: $25,775,993
               U.S. Government Agency
               Securities, 4.730% -- 9.375% due
               12/23/96 -- 07/15/43.............   $ 25,268,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $637,081,430*)..................  101.6%    788,577,350
OTHER ASSETS AND
  LIABILITIES (NET).....................   (1.6)    (12,441,669)
                                          -----    ------------
NET ASSETS..............................  100.0%   $776,135,681
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 89.3%
          APPAREL AND TEXTILES -- 1.4%
  36,000  Gadzooks Inc.+.......................    $  1,251,000
 181,400  Lands End Inc.+......................       3,900,100
                                                   ------------
                                                      5,151,100
                                                   ------------
          AUTOMOBILE PARTS MANUFACTURERS -- 0.9%
 141,900  Superior Industries International
            Inc. ..............................       3,423,338
                                                   ------------
          BANKS -- 2.1%
  17,000  Boatmen's Bancshares Inc. ...........         949,875
 192,700  Hibernia Corporation, Class A........       2,191,962
  70,000  Northern Trust Company...............       4,602,500
                                                   ------------
                                                      7,744,337
                                                   ------------
          CHEMICALS -- SPECIALTY -- 1.3%
 192,000  Airgas Inc.+.........................       4,872,000
                                                   ------------
          COAL, GAS AND PIPELINE -- 1.0%
  64,000  Anadarko Petroleum Company...........       3,576,000
                                                   ------------
          COMMUNICATION EQUIPMENT -- 1.6%
  95,000  Aspect Telecommunications
            Corporation+.......................       5,913,750
                                                   ------------
          COMPUTER RELATED -- 4.9%
  64,000  Aspect Development Inc.+.............       2,176,000
 123,000  Cambridge Technology Partners
            Inc.+..............................       3,720,750
 136,300  Comverse Technology Inc.+............       5,298,662
  56,000  IDX Systems Corporation+.............       1,960,000
 125,000  Medic Computer Systems Inc.+.........       4,546,875
                                                   ------------
                                                     17,702,287
                                                   ------------
          COMPUTER SERVICES -- 0.5%
  59,600  Alternative Resources Corporation+...       1,676,250
                                                   ------------
          COMPUTER SOFTWARE -- 9.8%
 117,300  Bell & Howell Holdings Company+......       3,724,275
  75,000  BMC Software, Inc.+..................       5,962,500
  30,500  CSG Systems International Inc.+......         617,625
  76,800  Harbinger Corporation+...............       1,920,000
  71,300  HBO & Company........................       4,759,275
  23,000  Indus Group Inc.+....................         460,000
  97,400  Parametric Technology Corporation+...       4,809,125
  55,000  PeopleSoft Inc.+.....................       4,578,750
 117,300  SunGard Data Systems Inc.+...........       5,278,500
 160,100  Techforce Corporation+...............       1,180,738
 111,000  Transition Systems+..................       2,331,000
                                                   ------------
                                                     35,621,788
                                                   ------------
          ELECTRICAL EQUIPMENT -- 0.4%
  20,000  Security Dynamics Technologies
            Inc.+..............................       1,435,000
                                                   ------------
          ELECTRONICS -- 5.7%
  75,000  ADC Telecommunications Inc.+.........       4,800,000
 146,000  Input/Output Inc.+...................       4,343,500
  92,000  Rational Software Corporation+.......       3,139,500
 118,400  Sanmina Corporation+.................       4,765,600
  80,000  Symbol Technologies Inc.+............       3,680,000
                                                   ------------
                                                     20,728,600
                                                   ------------
          ENVIRONMENTAL -- 2.3%
  75,000  Millipore Corporation................       2,962,500
 175,100  USA Waste Service Inc.+..............       5,515,650
                                                   ------------
                                                      8,478,150
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          EXPLORATION AND DRILLING -- 3.4%
 125,000  BJ Services Inc.+....................    $  4,531,250
  79,500  Pogo Producing Company...............       2,842,125
 146,000  Smith International Inc.+............       5,128,250
                                                   ------------
                                                     12,501,625
                                                   ------------
          FINANCIAL SERVICES -- 4.9%
 100,000  First USA Inc. ......................       5,537,500
 106,100  First USA Payment Technology Inc.+...       4,310,313
  55,000  Franklin Resources Inc. .............       3,650,625
 105,000  Green Tree Financial Corporation.....       4,121,250
                                                   ------------
                                                     17,619,688
                                                   ------------
          INSURANCE -- 1.4%
  45,000  American Re Corporation..............       2,857,500
  52,900  Vesta Insurance Group................       2,030,037
                                                   ------------
                                                      4,887,537
                                                   ------------
          MEDIA -- 0.6%
  37,000  Gartner Group Inc., Class A+.........       1,258,000
 108,100  Katz Media Group Inc.+...............         959,387
                                                   ------------
                                                      2,217,387
                                                   ------------
          MEDICAL PRODUCTS AND SUPPLIES -- 1.9%
  70,000  Acuson Corporation+..................       1,198,750
 118,000  Advanced Technology
            Laboratories Inc.+.................       3,776,000
  80,000  Nellcor Inc.+........................       1,760,000
                                                   ------------
                                                      6,734,750
                                                   ------------
          MEDICAL SERVICES -- 8.4%
  74,500  CRA Managed Care Inc.+...............       4,023,000
  90,000  Genesis Health Ventures+.............       2,531,250
  47,000  HCIA Inc.+...........................       2,820,000
 242,700  Health Management Associates Inc.,
            Class A+...........................       6,037,162
 250,000  Mid Atlantic Medical Services+.......       3,187,500
  30,800  Pediatrix Medical Group Inc.+........       1,543,850
 145,000  PhyCor Inc.+.........................       5,519,063
 138,500  Sierra Health Services Inc.+.........       4,760,937
                                                   ------------
                                                     30,422,762
                                                   ------------
          OIL -- DOMESTIC -- 3.1%
 185,000  Enron Oil & Gas Company..............       4,601,875
 178,000  Parker & Parsley Petroleum Company...       4,650,250
  83,400  Union Texas Petroleum Holdings
            Inc. ..............................       1,803,525
                                                   ------------
                                                     11,055,650
                                                   ------------
          OIL SERVICES -- 1.0%
  93,600  Camco International Companies
            Inc. ..............................       3,498,300
                                                   ------------
          PRINTING AND PUBLISHING -- 3.0%
 151,400  Belo (A.H.) Corporation, Class A.....       5,223,300
 106,000  Catalina Marketing Corporation+......       5,644,500
                                                   ------------
                                                     10,867,800
                                                   ------------
          PROFESSIONAL SERVICES -- 1.8%
  90,000  Franklin Quest Company+..............       1,687,500
 190,000  Personnel Group of America, Inc.+....       4,940,000
                                                   ------------
                                                      6,627,500
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          RECREATION -- 4.7%
 127,000  Electronic Arts+.....................    $  4,746,625
 157,500  Infinity Broadcasting Corporation,
            Class A+...........................       4,961,250
  46,200  Penske Motorsports Inc.+.............       1,622,775
  65,500  Speedway Motorsports, Inc.+..........       1,719,375
 335,000  Station Casinos Inc.+................       4,020,000
                                                   ------------
                                                     17,070,025
                                                   ------------
          RESTAURANTS AND LODGING -- 6.6%
 174,600  Apple South, Inc. ...................       2,335,275
  30,000  HFS Inc.+............................       2,006,250
 250,000  La Quinta Inns Inc. .................       4,875,000
 115,000  Lone Star Steakhouse & Saloon+.......       3,500,313
 100,000  Papa John's International Inc. ......       5,250,000
 105,000  Promus Hotel Corporation+............       2,966,250
 112,000  Sonic Corporation+...................       2,842,000
                                                   ------------
                                                     23,775,088
                                                   ------------
          RETAIL -- DISCOUNT -- 0.6%
  71,250  Dollar General Corporation...........       2,217,656
                                                   ------------
          RETAIL -- SPECIALTY -- 2.8%
 200,000  Bed Bath & Beyond Inc.+..............       5,475,000
  66,100  Cannondale Corporation+..............       1,536,825
 121,000  Garden Ridge Corporation+............       2,072,125
  20,000  Just For Feet Inc.+..................       1,002,500
                                                   ------------
                                                     10,086,450
                                                   ------------
          SEMICONDUCTORS -- 2.9%
 105,000  Altera Corporation+..................       5,315,625
 230,000  KLA Instruments Corporation+.........       5,175,000
                                                   ------------
                                                     10,490,625
                                                   ------------
          TELECOMMUNICATIONS -- 7.2%
  46,000  Adtran Inc.+.........................       2,311,500
  56,000  Ascend Communications Inc.+..........       3,703,000
  26,000  Cascade Communications
            Corporation+.......................       2,119,000
 135,100  InterCel Inc.+.......................       2,837,100
 220,000  NEXTEL Communications Inc.,
            Class A+...........................       4,070,000
  58,000  PageMart Wireless Inc.+..............         558,250
 170,300  Palmer Wireless Inc., Class A+.......       3,012,182
  49,000  QUALCOMM Inc.+.......................       2,082,500
  77,800  Tellabs Inc.+........................       5,494,625
                                                   ------------
                                                     26,188,157
                                                   ------------
                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          TRANSPORTATION -- AIRLINES -- 1.4%
 220,500  Comair Holdings Inc. ................    $  5,181,750
                                                   ------------
          TRANSPORTATION -- RAILROADS -- 0.5%
  75,000  Railtex, Inc. .......................       1,785,938
                                                   ------------
          OTHER -- 1.2%
  29,900  Octel Communications Corporation+....         867,100
  55,000  USA Detergents Inc.+.................       2,186,250
  15,800  Veritas Software Corporation+........       1,117,850
                                                   ------------
                                                      4,171,200
                                                   ------------
          TOTAL COMMON STOCKS
            (Cost $257,276,611)................     323,722,488
                                                   ============

 PRINCIPAL
   AMOUNT
 ----------
REPURCHASE AGREEMENT -- 10.5%
  (Cost $37,830,000)
 $37,830,000  Agreement with Smith Barney,
                5.680%
                dated 09/30/96, to be
                repurchased at
                $37,835,969 on 10/01/96,
                collateralized by: $38,590,542
                U.S. Government Agency
                Securities, 4.730% -- 9.375% due
                12/23/96 -- 07/15/43............     37,830,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $295,106,611*)..................   99.8%    361,552,488
OTHER ASSETS AND
  LIABILITIES (NET).....................    0.2         852,656
                                          -----    ------------
NET ASSETS..............................  100.0%   $362,405,144
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.

+ Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 98.2%
           AEROSPACE AND DEFENSE -- 2.1%
     900   Boeing Company.......................    $    85,050
     300   General Dynamics Corporation.........         20,663
     900   Lockheed Martin Corporation..........         81,113
   1,300   McDonnell Douglas Corporation........         68,250
     300   Northrop Grumman Corporation.........         24,075
   1,300   Raytheon Company.....................         72,313
     400   TRW Inc. ............................         37,200
     600   United Technologies Corporation......         72,075
                                                    -----------
                                                        460,739
                                                    -----------
           APPAREL AND TEXTILES -- 0.6%
     600   Liz Claiborne Inc. ..................         22,350
     700   Nike Inc., Class B...................         85,050
     300   V.F. Corporation.....................         18,038
                                                    -----------
                                                        125,438
                                                    -----------
           AUTOMOBILE AND TRUCK MANUFACTURERS -- 2.5%
   4,800   Chrysler Corporation.................        137,400
   5,500   Ford Motor Company...................        171,875
   4,200   General Motors Corporation...........        201,600
     414   LucasVarity Plc, ADR.................         16,301
     200   Paccar, Inc. ........................         10,950
                                                    -----------
                                                        538,126
                                                    -----------
           AUTOMOBILE PARTS
             MANUFACTURERS -- 0.6%
     600   Dana Corporation.....................         18,150
     400   Eaton Corporation....................         24,150
     500   Echlin Inc. .........................         15,688
     600   Genuine Parts Company................         26,250
     700   Goodyear Tire & Rubber Company.......         32,288
     300   Snap-On Inc. ........................          9,638
                                                    -----------
                                                        126,164
                                                    -----------
           BANKS -- 8.6%
     700   Ahmanson (H.F.) & Company............         19,600
   2,100   Banc One Corporation.................         86,100
   1,900   BankAmerica Corporation..............        156,037
     900   Bank of Boston Corporation...........         52,088
   2,100   Bank of New York Inc. ...............         61,687
     400   Bankers Trust N.Y. Corporation.......         31,450
   1,200   Barnett Banks Inc. ..................         40,500
     800   Boatmen's Bancshares Inc. ...........         44,700
   2,200   Chase Manhattan Corporation..........        176,275
   2,200   Citicorp.............................        199,375
     500   Comerica Inc. .......................         25,750
     900   CoreStates Financial Corporation.....         38,925
     700   Fifth Third Bancorp..................         40,687
     700   First Bank System, Inc. .............         46,813
   1,500   First Chicago Corporation NBD........         67,875
   1,400   First Union Corporation..............         93,450
   1,500   Fleet Financial Group Inc. ..........         66,750
   1,400   KeyCorp (New)........................         61,600
     700   Mellon Bank Corporation..............         41,475
     800   Morgan (J.P.) & Company Inc. ........         71,100
     800   National City Corporation............         33,700
   1,900   Norwest Corporation..................         77,663
   1,900   PNC Bank Corporation.................         63,412
     300   Republic New York Corporation........         20,738
   1,300   SunTrust Banks Inc. .................         53,300
     700   U.S. Bancorp.........................         27,650
   1,000   Wachovia Corporation.................         49,500
     400   Wells Fargo & Company................        104,000
                                                    -----------
                                                      1,852,200
                                                    -----------

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           BEVERAGES -- 3.1%
   1,200   Anheuser-Busch Companies, Inc. ......    $    45,150
     100   Brown-Forman Corporation, Class B....          3,913
   9,400   Coca-Cola Company....................        478,225
   5,000   PepsiCo Inc. ........................        141,250
                                                    -----------
                                                        668,538
                                                    -----------
           BIO SPECIALTY PHARMACEUTICALS -- 0.4%
   1,300   Amgen Inc.+..........................         82,063
                                                    -----------
           CHEMICALS -- BASIC -- 3.3%
     500   Air Products & Chemicals Inc. .......         29,125
   1,300   Dow Chemical Company.................        104,325
   2,600   du Pont (E.I.) de Nemours &
             Company............................        229,450
     400   Eastman Chemical Company.............         23,350
     200   Ecolab Inc. .........................          6,750
     200   FMC Corporation+.....................         13,575
     300   Goodrich (B.F.) Company..............         13,538
     600   Hercules, Inc. ......................         32,850
     400   Mallinckrodt Group Inc. .............         16,650
   2,900   Monsanto Company.....................        105,850
     100   Nalco Chemical Company...............          3,625
     900   PPG Industries, Inc. ................         48,938
     700   Praxair Inc. ........................         30,100
     400   Rohm & Haas Company..................         26,200
     700   Union Carbide Corporation............         31,938
                                                    -----------
                                                        716,264
                                                    -----------
           CHEMICALS -- SPECIALTY -- 0.3%
     300   Avery Dennison Corporation...........         16,650
     200   Grace (W.R.) & Company...............         10,400
     200   Great Lakes Chemical Corporation.....         11,400
     700   Morton International Inc.,
             Industries.........................         27,825
                                                    -----------
                                                         66,275
                                                    -----------
           COAL, GAS AND PIPELINE -- 0.4%
     600   Coastal Corporation..................         24,750
     900   Enron Corporation....................         36,675
     900   PanEnergy Corporation................         31,162
                                                    -----------
                                                         92,587
                                                    -----------
           COMMUNICATION EQUIPMENT -- 0.0%#
     200   Andrew Corporation+..................          9,975
                                                    -----------
           COMPUTER RELATED -- 4.3%
     200   Ceridian Corporation+................         10,000
   2,900   cisco Systems, Inc.+.................        179,981
   1,400   COMPAQ Computer Corporation+.........         89,775
     900   Digital Equipment Corporation+.......         32,175
   1,200   EMC Corporation+.....................         27,150
   4,700   Hewlett-Packard Company..............        229,125
   2,500   International Business Machines
             Corporation........................        311,250
     900   Sun Microsystems Inc.+...............         55,912
                                                    -----------
                                                        935,368
                                                    -----------
           COMPUTER SERVICES -- 0.4%
     600   Automatic Data Processing Inc. ......         26,175
     800   Computer Associates International
             Inc. ..............................         47,800
     200   Computer Sciences Corporation+.......         15,375
                                                    -----------
                                                         89,350
                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           COMPUTER SOFTWARE -- 2.1%
     200   Cabletron Systems Inc.+..............    $    13,650
   2,700   Microsoft Corporation+...............        356,062
   2,100   Oracle Systems Corporation+..........         89,380
                                                    -----------
                                                        459,092
                                                    -----------
           CONSTRUCTION -- 0.4%
     500   Case Corporation.....................         24,375
     400   Fluor Corporation....................         24,600
     300   Masco Corporation....................          9,000
     300   Owens-Corning Fiberglass
             Corporation........................         11,063
     300   Sherwin-Williams Company.............         13,913
                                                    -----------
                                                         82,951
                                                    -----------
           COSMETICS AND TOILETRY -- 1.5%
     100   Clorox Company.......................          9,587
   1,300   Gillette Company.....................         93,762
   2,200   Procter & Gamble Company.............        214,500
                                                    -----------
                                                        317,849
                                                    -----------
           DIVERSIFIED -- 1.7%
     300   Alco Standard Corporation............         14,963
   1,300   AlliedSignal Inc. ...................         85,637
     800   Corning Inc. ........................         31,200
     700   Loews Corporation....................         54,162
   1,400   Minnesota Mining & Manufacturing
             Company............................         97,825
     800   Tenneco Inc. ........................         40,100
     400   Textron, Inc. .......................         34,000
     500   Whitman Corporation..................         11,563
                                                    -----------
                                                        369,450
                                                    -----------
           DRUGS -- 4.6%
   2,800   American Home Products Corporation...        178,500
   1,700   Bristol-Myers Squibb Company.........        163,838
   2,500   Lilly (Eli) & Company................        161,250
   3,500   Merck & Company Inc. ................        246,312
   1,800   Pfizer, Inc. ........................        142,425
     800   Schering-Plough Corporation..........         49,200
     700   Warner-Lambert Company...............         46,200
                                                    -----------
                                                        987,725
                                                    -----------
           ELECTRIC POWER -- 3.9%
     900   American Electric Power Inc. ........         36,563
     800   Baltimore Gas & Electric Company.....         20,900
     800   Carolina Power & Light Company.......         27,600
   1,300   Central & South West Corporation.....         33,800
     800   CINergy Corporation..................         24,700
   1,000   Consolidated Edison Company
             New York Inc. .....................         27,750
     800   Dominion Resources Inc. .............         30,200
     700   DTE Energy Company...................         19,600
   1,200   Duke Power Company...................         55,950
   2,800   Edison International.................         50,050
   1,500   Entergy Corporation, New.............         40,500
     900   FPL Group Inc. ......................         38,925
     700   General Public Utilities
             Corporation........................         21,525
   1,200   Houston Industries Inc. .............         26,550
     300   Northern States Power Corporation....         13,987
   1,000   Ohio Edison Company..................         19,375
   2,200   Pacific Gas & Electric Company.......         47,850
   1,500   PacifiCorp...........................         30,937
   1,200   PECO Energy Company..................         28,500
     900   PP&L Resources Inc. .................         19,688
   1,200   Public Service Enterprise Group......         32,100
   3,600   Southern Company.....................         81,450

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRIC POWER -- (CONTINUED)
   1,400   Texas Utilities Company..............    $    55,475
   1,300   Unicom Corporation...................         32,663
     600   Union Electric Company...............         22,125
                                                    -----------
                                                        838,763
                                                    -----------
           ELECTRICAL EQUIPMENT -- 2.9%
     500   Emerson Electric Company.............         45,063
   5,400   General Electric Company.............        491,400
     300   General Instrument Corporation+......          7,425
     200   Grainger (W.W.) Inc. ................         14,050
     700   Honeywell, Inc. .....................         44,188
     200   Raychem Corporation..................         15,000
                                                    -----------
                                                        617,126
                                                    -----------
           ELECTRONICS -- 1.1%
   1,200   AMP Inc. ............................         46,500
   1,000   Applied Materials Inc.+..............         27,625
     200   Harris Corporation...................         13,025
     700   LSI Logic Corporation+...............         16,275
   1,900   Motorola, Inc. ......................         98,087
   1,400   National Semiconductor
             Corporation+.......................         28,175
     300   Tektronix Inc. ......................         12,263
                                                    -----------
                                                        241,950
                                                    -----------
           ENVIRONMENTAL -- 0.9%
   1,200   Browning-Ferris Industries Inc. .....         30,000
     200   Johnson Controls Inc. ...............         15,000
   1,600   Laidlaw Inc., Class B................         17,600
     200   Millipore Corporation................          7,900
     800   Tyco International Ltd. .............         34,500
   2,600   WMX Technologies Inc. ...............         85,475
                                                    -----------
                                                        190,475
                                                    -----------
           EXPLORATION AND DRILLING -- 0.1%
     700   Burlington Resources Inc. ...........         31,062
                                                    -----------
           FINANCIAL SERVICES -- 4.4%
   2,200   American Express Company.............        101,750
     800   American General Corporation.........         30,200
     300   Beneficial Corporation...............         17,250
     900   Dean Witter, Discover & Company......         49,500
     900   Federal Home Loan Mortgage
             Corporation........................         88,087
   5,400   Federal National Mortgage
             Association........................        188,325
     700   Green Tree Financial Corporation.....         27,475
     500   Household International Inc. ........         41,125
     400   Marsh & McLennan Companies Inc. .....         38,850
   1,200   MBNA Corporation.....................         41,700
   1,200   Merrill Lynch & Company Inc. ........         78,750
     900   Morgan Stanley Group, Inc. ..........         44,775
     600   Salomon Inc. ........................         27,375
     400   Transamerica Corporation.............         27,950
   3,000   Travelers Group Inc. ................        147,375
                                                    -----------
                                                        950,487
                                                    -----------
           FOOD PRODUCERS -- 2.5%
   2,940   Archer-Daniels-Midland Company.......         56,595
   1,400   ConAgra Inc. ........................         68,950
     800   CPC International Inc. ..............         59,900
     700   General Mills Inc. ..................         42,263
     800   Heinz (H.J.) Company.................         27,000
     400   Hershey Foods Corporation............         20,100
     400   Pioneer Hi-Bred International........         24,200
     400   Ralston-Purina Group.................         27,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           FOOD PRODUCERS -- (CONTINUED)
   2,600   Sara Lee Corporation.................    $    92,950
     800   Unilever N.V., ADR...................        126,100
                                                    -----------
                                                        545,458
                                                    -----------
           FOOD RETAILERS -- 0.6%
     600   Albertson's, Inc. ...................         25,275
     700   American Stores Company..............         28,000
     300   Giant Food Inc., Class A.............         10,200
     700   Kroger Company+......................         31,325
     400   Supervalu Inc. ......................         11,000
     400   Sysco Corporation....................         13,450
                                                    -----------
                                                        119,250
                                                    -----------
           FURNITURE AND APPLIANCES -- 0.3%
     200   Armstrong World Industries Inc. .....         12,475
     400   Black & Decker Corporation...........         16,600
     800   Maytag Corporation...................         15,600
     600   Newell Company.......................         18,000
     200   Whirlpool Corporation................         10,125
                                                    -----------
                                                         72,800
                                                    -----------
           INSURANCE -- 3.5%
     800   Aetna Life & Casualty Company........         56,300
   2,900   Allstate Corporation.................        142,825
   2,200   American International Group,
             Inc. ..............................        221,650
     200   AON Corporation......................         10,850
     900   Chubb Corporation....................         41,400
     300   CIGNA Corporation....................         35,963
     400   General Re Corporation...............         56,700
     500   Jefferson-Pilot Corporation..........         25,875
     600   Lincoln National Corporation Ltd. ...         26,325
     200   MGIC Investment Corporation..........         13,475
     500   Providian Corporation................         21,500
     700   SAFECO Corporation...................         24,500
     400   St. Paul Companies Inc. .............         22,200
     400   Torchmark Corporation................         18,350
     300   UNUM Corporation.....................         19,237
     700   USF&G Corporation....................         12,950
                                                    -----------
                                                        750,100
                                                    -----------
           MACHINERY AND EQUIPMENT -- 1.5%
   1,200   Caterpillar Inc. ....................         90,450
     600   Cooper Industries Inc. ..............         25,950
     200   Cummins Engine Inc. .................          7,875
   1,700   Deere & Company......................         71,400
     600   Dover Corporation....................         28,650
     300   Harnischfeger Industries Inc. .......         11,325
     600   Illinois Tool Works Inc. ............         43,275
     700   Ingersoll-Rand Company...............         33,250
     400   Parker-Hannifin Corporation..........         16,800
                                                    -----------
                                                        328,975
                                                    -----------
           MEDICAL PRODUCTS AND SUPPLIES -- 2.1%
   2,500   Abbott Laboratories..................        123,125
     200   Allergan, Inc. ......................          7,625
     200   Bard (C.R.) Inc. ....................          6,225
     600   Baxter International Inc. ...........         28,050
     600   Becton, Dickinson & Company..........         26,550
     300   Biomet, Inc.+........................          4,913
     400   Boston Scientific Corporation+.......         23,000
     210   Fresenius Medical Care, ADR..........          4,878
   4,300   Johnson & Johnson....................        220,375
     400   United States Surgical Corporation...         17,000
                                                    -----------
                                                        461,741
                                                    -----------

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           MEDICAL SERVICES -- 0.9%
   2,100   Columbia/HCA Healthcare
             Corporation........................    $   119,438
     800   Humana Inc.+.........................         16,200
   1,200   Tenet Healthcare Corporation+........         26,700
     900   United Healthcare Corporation........         37,463
                                                    -----------
                                                        199,801
                                                    -----------
           METALS AND MINING -- 0.8%
   1,200   Alcan Aluminum Ltd. .................         36,000
     900   Aluminum Company of America..........         53,100
     600   Cyprus Amax Minerals Company.........         12,900
     600   Inco Ltd. ...........................         18,450
     400   Phelps Dodge Corporation.............         25,650
     500   Reynolds Metals Company..............         25,562
                                                    -----------
                                                        171,662
                                                    -----------
           OFFICE EQUIPMENT -- 0.7%
     700   Moore Corporation Ltd. ..............         12,863
     800   Pitney Bowes Inc. ...................         42,100
   1,600   Xerox Corporation....................         85,800
                                                    -----------
                                                        140,763
                                                    -----------
           OIL -- DOMESTIC -- 2.5%
     500   Amerada Hess Corporation.............         26,437
   2,400   Amoco Corporation....................        168,900
     400   Ashland Oil, Inc. ...................         15,900
     700   Atlantic Richfield Company...........         89,250
     300   Kerr-McGee Corporation...............         18,263
     200   Louisiana Land & Exploration
             Company............................         10,525
   1,800   Occidental Petroleum Corporation.....         42,075
     500   Oryx Energy Company+.................          8,875
   1,600   Phillips Petroleum Company...........         68,400
   1,500   Unocal Corporation...................         54,000
   1,900   USX-Marathon Group...................         41,087
                                                    -----------
                                                        543,712
                                                    -----------
           OIL -- INTERNATIONAL -- 6.5%
   3,000   Chevron Corporation..................        187,875
   5,800   Exxon Corporation....................        482,850
   1,800   Mobil Corporation....................        208,350
   2,400   Royal Dutch Petroleum Company, ADR...        374,700
   1,600   Texaco Inc. .........................        147,200
                                                    -----------
                                                      1,400,975
                                                    -----------
           OIL SERVICES -- 1.0%
     900   Baker Hughes Inc. ...................         27,337
     900   Dresser Industries, Inc. ............         26,775
     700   Halliburton Company..................         36,137
     400   Rowan Companies Inc.+................          7,450
   1,300   Schlumberger Ltd. ...................        109,850
     300   Western Atlas, Inc.+.................         18,675
                                                    -----------
                                                        226,224
                                                    -----------
           PAPER AND FOREST PRODUCTS -- 2.0%
     300   Boise Cascade Corporation............         10,200
     500   Champion International Corporation...         22,938
     500   Georgia-Pacific Corporation..........         39,562
   1,400   International Paper Company..........         59,500
   1,500   Kimberly-Clark Corporation...........        132,188
     300   Mead Corporation.....................         17,587
     300   Temple-Inland Inc. ..................         15,825
     400   Union Camp Corporation...............         19,550
     600   Westvaco Corporation.................         17,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           PAPER AND FOREST PRODUCTS -- (CONTINUED)
   1,300   Weyerhaeuser Company.................    $    59,962
     400   Willamette Industries Inc. ..........         26,200
                                                    -----------
                                                        421,287
                                                    -----------
           PHOTO AND OPTICAL -- 0.6%
   1,600   Eastman Kodak Company................        125,600
                                                    -----------
           PRINTING AND PUBLISHING -- 1.0%
     600   American Greetings Corporation,
             Class A............................         17,175
     300   Deluxe Corporation...................         11,325
     300   Donnelley (R.R.) & Sons Company......          9,675
     700   Dow Jones & Company Inc. ............         25,900
     400   Dun & Bradstreet Corporation.........         23,850
     300   Gannet Inc. .........................         21,112
     300   Harcourt General Inc. ...............         16,575
     400   McGraw-Hill Companies, Inc. .........         17,050
     500   New York Times Company, Class A......         16,875
     500   Times Mirror Company, Class A........         22,250
     300   Tribune Company......................         23,400
                                                    -----------
                                                        205,187
                                                    -----------
           PROFESSIONAL SERVICES -- 0.3%
     200   Interpublic Group Companies Inc. ....          9,450
   1,400   Service Corporation International....         42,350
     200   Viad Corporation.....................          2,800
                                                    -----------
                                                         54,600
                                                    -----------
           RECREATION -- 1.0%
     600   Bally Entertainment Corporation......         17,025
     700   Brunswick Corporation................         16,800
   2,200   Disney (Walt) Company................        139,425
     300   Harrah's Entertainment Inc. .........          5,588
     400   Hasbro Inc. .........................         14,850
     200   King World Productions Inc.+.........          7,375
     600   Mattel, Inc. ........................         15,525
                                                    -----------
                                                        216,588
                                                    -----------
           RESTAURANTS AND LODGING -- 1.0%
   1,300   Darden Restaurants Inc. .............         11,212
     800   Hilton Hotels Corporation............         22,700
     600   ITT Corporation......................         26,175
     600   Marriot International Inc. ..........         33,075
   2,200   McDonald's Corporation...............        104,225
     600   Wendy's International Inc. ..........         12,900
                                                    -----------
                                                        210,287
                                                    -----------
           RETAIL -- DISCOUNT -- 1.4%
   1,300   Kmart Stores Corporation.............         13,325
     700   Rite Aid Corporation.................         25,375
     500   TJX Companies Inc. ..................         17,937
   1,400   Toys R Us Inc.+......................         40,775
   7,400   Wal-Mart Stores Inc. ................        195,175
     800   Woolworth Corporation+...............         16,500
                                                    -----------
                                                        309,087
                                                    -----------
           RETAIL -- GENERAL -- 1.6%
   1,300   Dayton Hudson Corporation............         42,900
     700   Dillard Department Stores Inc., Class
             A..................................         22,575
   1,300   Federated Department Stores Inc.+....         43,387
   1,400   May Department Stores Company........         68,075
     200   Mercantile Stores Inc. ..............         10,800

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- GENERAL -- (CONTINUED)
   1,200   Penney (J.C.) Company Inc. ..........    $    64,950
   1,000   Price/Costco Inc.+...................         20,500
   1,800   Sears, Roebuck & Company.............         80,550
                                                    -----------
                                                        353,737
                                                    -----------
           RETAIL -- SPECIALTY -- 0.7%
     200   Circuit City Stores Inc. ............          7,225
   1,600   Gap Inc. ............................         46,200
     600   Limited Inc. ........................         11,475
     600   Melville Corporation.................         26,475
     400   Nordstrom, Inc. .....................         15,200
     400   Tandy Corporation....................         16,150
     500   Walgreen Company.....................         18,500
                                                    -----------
                                                        141,225
                                                    -----------
           SAVINGS AND LOANS -- 0.2%
     400   Golden West Financial Corporation....         23,350
     800   Great Western Financial
             Corporation........................         21,200
                                                    -----------
                                                         44,550
                                                    -----------
           SEMICONDUCTORS -- 2.2%
   1,300   Advanced Micro Devices Inc. .........         19,175
   3,800   Intel Corporation....................        362,663
   1,200   Micron Technology, Inc. .............         36,600
   1,000   Texas Instruments Inc. ..............         55,125
                                                    -----------
                                                        473,563
                                                    -----------
           STEEL -- 0.2%
     500   Nucor Corporation....................         25,375
     400   USX-U.S. Steel Group.................         11,400
                                                    -----------
                                                         36,775
                                                    -----------
           TELECOMMUNICATIONS -- 0.4%
   1,300   Northern Telecommunications, Ltd. ...         75,075
     200   Tellabs, Inc.+.......................         14,125
                                                    -----------
                                                         89,200
                                                    -----------
           TOBACCO -- 1.9%
     900   American Brands Inc. ................         38,025
   3,900   Philip Morris Companies Inc. ........        350,025
   1,000   UST Inc. ............................         29,625
                                                    -----------
                                                        417,675
                                                    -----------
           TRANSPORTATION -- AIRLINES -- 0.4%
     500   AMR Corporation+.....................         39,812
     400   Delta Air Lines, Inc. ...............         28,800
     400   Southwest Airlines Company...........          9,150
                                                    -----------
                                                         77,762
                                                    -----------
           TRANSPORTATION -- RAILROADS -- 1.4%
     800   Burlington Northern Santa Fe Inc. ...         67,500
     500   Conrail Inc. ........................         36,187
   1,400   CSX Corporation......................         70,700
     200   Dial Corporation.....................          2,750
     600   Norfolk Southern Corporation.........         54,825
     900   Union Pacific Corporation............         65,925
                                                    -----------
                                                        297,887
                                                    -----------
           TRUCKING AND SHIPPING -- 0.2%
     300   Federal Express Corporation+.........         23,775
     300   Ryder Systems Inc. ..................          8,887
                                                    -----------
                                                         32,662
                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           UTILITIES -- NATURAL GAS -- 0.7%
     300   Columbia Gas Systems Inc. ...........    $    16,800
     700   Consolidated Natural Gas Company.....         37,538
     300   NICOR Inc. ..........................         10,125
     800   NorAm Energy Corporation.............         11,900
     700   Pacific Enterprises..................         21,175
     400   Sonat, Inc. .........................         17,700
     600   Williams Companies Inc. .............         30,600
                                                    -----------
                                                        145,838
                                                    -----------
           UTILITIES -- TELEPHONE -- 7.5%
     900   ALLTEL Corporation...................         25,087
   2,500   Ameritech Corporation................        131,562
   7,400   AT&T Corporation.....................        386,650
   2,000   Bell Atlantic Corporation............        119,750
   4,600   BellSouth Corporation................        170,200
   4,500   GTE Corporation......................        173,250
   4,200   MCI Communications Corporation.......        107,625
   2,000   NYNEX Corporation....................         87,000
   2,100   Pacific Telesis Group................         70,612
   2,800   SBC Communications Inc. .............        134,750
   2,700   Sprint Corporation...................        104,962
   2,200   U.S. West Inc. ......................         65,450
   2,100   WorldCom Inc.+.......................         44,888
                                                    -----------
                                                      1,621,786
                                                    -----------
           OTHER -- 0.4%
   1,400   Rockwell International Corporation...         78,925
     577   Teledyne Inc. .......................         13,055
                                                    -----------
                                                         91,980
                                                    -----------
           TOTAL COMMON STOCKS
             (Cost $19,767,872).................     21,178,754
                                                    ===========

PRINCIPAL                                              VALUE
 AMOUNT                                              (NOTE 1)
   ------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
  (Cost $262,000)
$262,000   Agreement with Smith Barney, 5.680%
             dated 09/30/96, to be repurchased
             at $262,041 on 10/01/96,
             collateralized by: $267,267 U.S.
             Government Agency Securities,
             4.730% -- 9.375% due
             12/23/96 -- 07/15/43...............    $   262,000
                                                    ===========
TOTAL INVESTMENTS
  (Cost $20,029,872*)...................   99.4%     21,440,754
OTHER ASSETS AND LIABILITIES (NET)......    0.6         128,490
                                          -----     -----------
NET ASSETS..............................  100.0%    $21,569,244
                                          =====     ===========

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
   # Amount represents less than 0.1% of net assets.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996 (UNAUDITED)

                    NATIONS       NATIONS                       NATIONS       NATIONS       NATIONS       NATIONS       NATIONS
                    BALANCED       EQUITY        NATIONS         EQUITY     DISCIPLINED     CAPITAL       EMERGING      MANAGED
                     ASSETS        INCOME         VALUE          INDEX         EQUITY        GROWTH        GROWTH        INDEX
                      FUND          FUND           FUND           FUND          FUND          FUND          FUND         FUND
                  ----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
  value (Note 1).
  See
    accompanying
    schedules:
  Securities..... $216,808,805  $348,856,187  $1,236,658,937  $447,716,520  $142,849,636  $763,309,350  $323,722,488  $21,178,754
  Repurchase
    agreements...   18,776,000    20,290,000      61,433,000     3,613,000     2,235,000    25,268,000    37,830,000      262,000
                  -------------- ------------  --------------  -------------- -----------  -----------  ------------  -----------
    Total
  investments....  235,584,805   369,146,187   1,298,091,937   451,329,520   145,084,636   788,577,350   361,552,488   21,440,754
Cash.............          672         8,996             730           558            --        18,423            --        4,878
Dividends
  receivable.....      430,931       755,656       2,346,671       839,367       202,459       659,327        71,274       43,282
Interest
  receivable.....    1,189,364       918,228           9,693           570           353         3,987         5,969           40
Receivable for
  Fund shares
  sold...........        8,417     1,611,329      18,120,235     1,906,151       606,669     4,682,499       793,841       32,300
Receivable for
  investment
  securities
  sold...........    4,595,907     5,111,044      15,426,097       734,888            --     6,345,936     1,268,880           --
Receivable from
  investment
  advisor........           --            --              --            --            --         4,504            --        7,305
Unamortized
  organization
  costs (Note
  6).............        4,032            --              --         3,250            --         4,036         5,319           --
Variation
  margin/due to
  broker (Note
  1).............           --            --              --           525            --            --            --           --
Prepaid expenses
  and other
  assets.........          622         4,629           2,916            --         7,263         6,594           817       53,303
                  -------------- ------------  --------------  -------------- -----------  -----------  ------------  -----------
  Total Assets...  241,814,750   377,556,069   1,333,998,279   454,814,829   145,901,380   800,302,656   363,698,588   21,581,862
                  -------------- ------------  --------------  -------------- -----------  -----------  ------------  -----------
LIABILITIES:
Due to
  custodian......           --            --              --            --         6,474            --        25,131           --
Payable for Fund
  shares
  redeemed.......           --     1,980,770       9,190,447     1,913,029     1,766,729    17,525,180       923,631           --
Payable for
  investment
  securities
  purchased......    6,492,800     2,730,864      29,328,590     1,091,070            --     5,991,446            --           --
Investment
  advisory fee
  payable (Note
  2).............      143,379       205,908         779,786        50,771        87,354       424,691       216,153           --
Administration
  fee payable
  (Note 2).......       19,117        30,208         103,971        36,217        11,647        56,625        28,820        1,735
Shareholder
  servicing and
  distribution
  fees payable
  (Note 3).......       42,292        75,718          74,747           862        18,274        43,147        33,758            2
Transfer agent
  fees payable
  (Note 2).......       12,454        19,872          79,693         3,404        11,944        37,741        23,101        1,092
Custodian fees
  payable (Note
  2).............       10,473        11,743          27,894        14,741         4,768        22,695        11,561        8,060
Accrued
Trustees'/Directors'
  fees and
  expenses (Note
  2).............        9,586        12,141          48,210        11,477         5,523        34,006        13,437          484
Accrued expenses
  and other
  payables.......        8,242         7,779          36,377        11,774            --        31,444        17,852        1,245
                  -------------- ------------  --------------  -------------- -----------  -----------  ------------  -----------
  Total
   Liabilities...    6,738,343     5,075,003      39,669,715     3,133,345     1,912,713    24,166,975     1,293,444       12,618
                  -------------- ------------  --------------  -------------- -----------  -----------  ------------  -----------
NET ASSETS....... $235,076,407  $372,481,066  $1,294,328,564  $451,681,484  $143,988,667  $776,135,681  $362,405,144  $21,569,244
                  ============= ============= =============== ============= ============= ============  ============  ===========
Investments, at
  cost........... $233,140,350  $345,058,288  $1,067,678,243  $391,419,782  $126,354,083  $637,081,430  $295,106,611  $20,029,872
                  ============= ============= =============== ============= ============= ============  ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
(UNAUDITED)

                    NATIONS       NATIONS                       NATIONS       NATIONS       NATIONS       NATIONS       NATIONS
                    BALANCED       EQUITY        NATIONS         EQUITY     DISCIPLINED     CAPITAL       EMERGING      MANAGED
                     ASSETS        INCOME         VALUE          INDEX         EQUITY        GROWTH        GROWTH        INDEX
                      FUND          FUND           FUND           FUND          FUND          FUND          FUND         FUND
                  ---------------------------------------------------------------------------------------------------------------
NET ASSETS
  CONSIST OF:
Undistributed net
  investment
  income/(accumulated
  net investment
  loss).......... $     77,785  $    161,349  $      178,858  $    156,139  $     90,787  $    137,989  $   (698,130) $     2,727
Accumulated net
  realized gain/
  (distributions
  in excess of
  net realized
  gain) on
  investments and
  futures
  contracts......   31,194,648    62,550,674      97,423,591       (80,279)    7,659,140   157,979,128    38,368,246          285
Net unrealized
  appreciation of
  investments,
  futures
  contracts and
  foreign
  currency
  transactions...    2,444,455    24,087,899     230,413,694    59,922,388    18,730,553   151,495,920    66,445,877    1,410,882
Paid-in
  capital........  201,359,519   285,681,144     966,312,421   391,683,236   117,508,187   466,522,644   258,289,151   20,155,350
                  ------------  ------------  --------------  ------------  ------------  ------------  ------------  -----------
                  $235,076,407  $372,481,066  $1,294,328,564  $451,681,484  $143,988,667  $776,135,681  $362,405,144  $21,569,244
                  ============  ============  ==============  ============  ============  ============  ============  ===========
NET ASSETS:
Primary A
  Shares......... $159,570,458  $216,872,242  $1,118,232,978  $450,127,414  $117,248,163  $700,138,512  $311,603,997  $21,518,963
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Primary B
  Shares......... $  2,507,710  $  1,797,515  $   16,416,887  $  1,414,720  $    961,113  $  7,169,982  $    443,404  $        --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor A
  Shares......... $  7,157,982  $ 43,671,195  $   61,536,873  $    139,350  $  6,607,249  $ 21,278,288  $ 11,786,135  $    50,281
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor C
  Shares......... $  1,254,167  $  4,857,575  $    5,628,453  $         --  $    323,224  $  4,708,157  $  1,299,949  $        --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor N
  Shares......... $ 64,586,090  $105,282,539  $   92,513,373  $         --  $ 18,848,918  $ 42,840,742  $ 37,271,659  $        --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
SHARES
  OUTSTANDING:
Primary A
  Shares.........   13,245,039    15,760,721      63,740,651    31,076,491     6,367,266    48,395,037    20,329,637    2,009,811
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Primary B
  Shares.........      208,246       130,626         935,719        97,645        52,205       495,597        28,953           --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor A
  Shares.........      595,031     3,181,328       3,507,129         9,634       359,407     1,473,165       776,945        4,695
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor C
  Shares.........      104,629       351,704         322,767            --        17,626       329,579        88,018           --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
Investor N
  Shares.........    5,377,306     7,674,437       5,289,238            --     1,036,543     2,996,691     2,521,705           --
                  ============  ============  ==============  ============  ============  ============  ============  ===========
PRIMARY A SHARES:
Net asset value,
  offering and
  redemption
  price per
  share..........       $12.05        $13.76          $17.54        $14.48        $18.41        $14.47        $15.33       $10.71
                        ======        ======          ======        ======        ======        ======        ======       ======
PRIMARY B SHARES:
Net asset value,
  offering and
  redemption
  price per
  share..........       $12.04        $13.76          $17.54        $14.49        $18.41        $14.47        $15.31          N/A
                        ======        ======          ======        ======        ======        ======        ======       ======
INVESTOR A
  SHARES:
Net asset value,
  offering and
  redemption
  price per
  share..........       $12.03        $13.73          $17.55        $14.46        $18.38        $14.44        $15.17       $10.71
                        ======        ======          ======        ======        ======        ======        ======       ======
INVESTOR C
  SHARES:
Net asset value
  and offering
  price per
  share*.........       $11.99        $13.81          $17.44           N/A        $18.34        $14.29        $14.77          N/A
                        ======        ======          ======        ======        ======        ======        ======       ======
INVESTOR N
  SHARES:
Net asset value,
  offering and
  redemption
  price per
  share..........       $12.01        $13.72          $17.49           N/A        $18.18        $14.30        $14.78          N/A
                        ======        ======          ======        ======        ======        ======        ======       ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                              NATIONS      NATIONS                   NATIONS      NATIONS      NATIONS      NATIONS     NATIONS
                             BALANCED      EQUITY       NATIONS      EQUITY     DISCIPLINED    CAPITAL     EMERGING     MANAGED
                              ASSETS       INCOME        VALUE        INDEX       EQUITY       GROWTH       GROWTH       INDEX
                               FUND         FUND         FUND         FUND         FUND         FUND         FUND       FUND(a)
                            -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign
  withholding taxes of
  $10,164, $35,063, $0,
  $7,021, $0, $0, $0, and
  $36, respectively)....... $ 1,917,158  $ 5,226,218  $14,097,640  $ 3,902,939  $ 1,139,525  $ 4,844,027  $   396,905  $   93,264
Interest...................   3,212,328    2,974,779    1,451,804      423,667      104,692      650,640      841,821       2,364
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
      Total investment
        income.............   5,129,486    8,200,997   15,549,444    4,326,606    1,244,217    5,494,667    1,238,726      95,628
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
EXPENSES:
Investment advisory fee
  (Note 2).................     890,514    1,333,948    4,549,828      839,437      527,765    2,933,154    1,336,523      17,461
Administration fee (Note
  2).......................     118,735      197,190      606,644      167,887       70,369      391,087      178,203       3,492
Registration and filing
  fees.....................      16,910       22,355       16,080        2,705       17,940       18,262       18,584         836
Transfer agent fees (Note
  2).......................      69,639      113,662      356,363        4,802       46,302      216,029      107,796       1,092
Custodian fees (Note 2)....      31,557       38,866       83,035      105,238       14,516       65,076       35,697       8,060
Legal and audit fees.......      21,402       21,167       77,632       23,142       16,188       47,728       27,521       4,259
Trustees'/Directors' fees
  and expenses
  (Note 2).................       6,585        5,645       34,622       10,606        3,886       21,343        9,839         549
Amortization of
  organization costs (Note
  6).......................       2,017        1,581           --          750           --        2,017        2,279          --
Other......................      17,359       22,746       82,806       24,192       11,803       42,210       24,362       1,163
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
    Subtotal...............   1,174,718    1,757,160    5,807,010    1,178,759      708,769    3,736,906    1,740,804      36,912
Shareholder servicing and
  distribution fees (Note
  3):
  Primary B Shares.........       1,138        1,586        9,957        1,178          437        4,223          415          --
  Investor A Shares........       8,547       52,753       71,605          466        7,457       23,844       11,864           3
  Investor C Shares........       2,967       11,492       12,101           --          782        9,554        2,593          --
  Investor N Shares........     242,462      390,798      338,018           --       92,930      206,934      181,180          --
Fees waived by investment
  adviser (Note 2).........          --           --           --     (591,161)          --           --           --     (12,187)
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
      Total expenses.......   1,429,832    2,213,789    6,238,691      589,242      810,375    3,981,461    1,936,856      24,728
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
NET INVESTMENT
  INCOME/(LOSS)............   3,699,654    5,987,208    9,310,753    3,737,364      433,842    1,513,206     (698,130)     70,900
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS (NOTES 1 AND
  4):
Net realized gain/(loss)
  from:
  Security transactions....  17,419,230   42,128,272   67,891,281   (1,336,678)   7,689,048   94,776,660   24,221,868         285
  Forward foreign currency
    contracts and foreign
    currency
    transactions...........          --          191           --          (17)          --           --           --          --
  Futures contracts........          --           --           --    1,296,095           --           --           --          --
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
Net realized gain/(loss) on
  investments
  during the period........  17,419,230   42,128,463   67,891,281      (40,600)   7,689,048   94,776,660   24,221,868         285
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
Change in unrealized
appreciation/(depreciation)
  of:
  Securities...............  (9,577,259) (22,988,442)     178,297   19,407,152    1,977,974  (13,867,975)   7,736,794   1,410,882
  Futures contracts........          --           --           --       18,175           --           --           --          --
  Foreign currency and
    other assets...........          --          (81)          --           --           --           --           --          --
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
Net unrealized
appreciation/(depreciation)
  of investments during the
  period...................  (9,577,259) (22,988,523)     178,297   19,425,327    1,977,974  (13,867,975)   7,736,794   1,410,882
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
Net realized and unrealized
  gain on investments......   7,841,971   19,139,940   68,069,578   19,384,727    9,667,022   80,908,685   31,958,662   1,411,167
                            ------------ -----------  ------------ -----------  -----------  -----------  -----------  ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS............... $11,541,625  $25,127,148  $77,380,331  $23,122,091  $10,100,864  $82,421,891  $31,260,532  $1,482,067
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ==========

---------------

(a) The Nations Managed Index Fund commenced operations on July 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                  NATIONS       NATIONS                       NATIONS       NATIONS        NATIONS       NATIONS        NATIONS
                  BALANCED       EQUITY        NATIONS         EQUITY     DISCIPLINED      CAPITAL       EMERGING       MANAGED
                   ASSETS        INCOME         VALUE          INDEX         EQUITY         GROWTH        GROWTH         INDEX
                    FUND          FUND           FUND           FUND          FUND           FUND          FUND         FUND(a)
                -----------------------------------------------------------------------------------------------------------------
Net investment
income/(loss)... $  3,699,654 $  5,987,208  $    9,310,753  $  3,737,364  $    433,842   $  1,513,206  $   (698,130)  $    70,900
Net realized
  gain/(loss)
  on
 investments...   17,419,230    42,128,463      67,891,281       (40,600)    7,689,048     94,776,660    24,221,868           285
Change in
  unrealized
  appreciation/
(depreciation)
  of
 investments..    (9,577,259)  (22,988,523)        178,297    19,425,327     1,977,974    (13,867,975)    7,736,794     1,410,882
                ------------  ------------  --------------  ------------  ------------   ------------  ------------   -----------
Net increase in
  net assets
  resulting
  from
  operations...   11,541,625    25,127,148      77,380,331    23,122,091    10,100,864     82,421,891    31,260,532     1,482,067
Distributions
  to
  shareholders
  from net
  investment
  income:
  Primary A
    Shares.....   (2,752,203)   (3,793,621)     (8,541,150)   (3,641,750)     (417,822)    (1,493,864)           --       (68,014)
  Primary B
    Shares.....      (17,437)       (9,955)        (29,860)       (3,762)         (335)            --            --            --
  Investor A
    Shares.....     (110,634)     (695,023)       (399,949)       (4,409)      (15,192)       (20,940)           --          (159)
  Investor C
    Shares.....      (16,965)      (69,593)        (28,735)           --            --             --            --            --
  Investor N
    Shares.....     (858,364)   (1,421,657)       (392,509)           --            --             --            --            --
Distributions
  to
  shareholders
  from net
  realized gain
  on
  investments:
  Primary A
    Shares.....           --            --              --            --            --             --       (40,622)           --
  Primary B
    Shares.....           --            --              --            --            --             --           (52)           --
  Investor A
    Shares.....           --            --              --            --            --             --        (1,543)           --
  Investor C
    Shares.....           --            --              --            --            --             --          (165)           --
  Investor N
    Shares.....           --            --              --            --            --             --        (5,068)           --
Net
increase/(decrease)
  in net assets
  from Fund
  share
  transactions:
  Primary A
    Shares.....   (9,982,644)  (78,462,614)     60,290,604   238,317,642    (7,133,842)  (215,032,702)  (11,395,845)   20,104,928
  Primary B
    Shares.....    2,476,343     1,729,671      16,012,020     1,390,171       934,007      6,905,804       425,108            --
  Investor A
    Shares.....      679,045      (900,490)      3,911,208        18,861     1,438,545      1,449,347     3,108,051        50,412
  Investor C
    Shares.....       22,695        45,125         688,936            --        17,747        766,931       274,179            --
  Investor N
    Shares.....   (3,332,571)   (3,453,449)     (1,354,215)           --      (822,060)    (1,172,659)     (710,258)           --
                ------------  ------------  --------------  ------------  ------------   ------------  ------------   -----------
Net
increase/(decrease)
  in
  net assets...   (2,351,110)  (61,904,458)    147,536,681   259,198,844     4,101,912   (126,176,192)   22,914,317    21,569,234
NET ASSETS:
Beginning of
  period.......  237,427,517   434,385,524   1,146,791,883   192,482,640   139,886,755    902,311,873   339,490,827            10
                ------------  ------------  --------------  ------------  ------------   ------------  ------------   -----------
End of
  period....... $235,076,407  $372,481,066  $1,294,328,564  $451,681,484  $143,988,667   $776,135,681  $362,405,144   $21,569,244
                ============  ============  ==============  ============  ============   ============  ============   ===========
Undistributed
  net
  investment
  income/(accumulated
  net
  investment
  loss) at end
  of period.... $     77,785  $    161,349  $      178,858  $    156,139  $     90,787   $    137,989  $   (698,130)  $     2,727
                ============  ============  ==============  ============  ============   ============  ============   ===========

----------------

(a) The Nations Managed Index Fund commenced operations on July 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED MARCH 31, 1996

                                 NATIONS       NATIONS                       NATIONS       NATIONS       NATIONS       NATIONS
                                 BALANCED       EQUITY        NATIONS         EQUITY     DISCIPLINED     CAPITAL       EMERGING
                                  ASSETS        INCOME         VALUE          INDEX         EQUITY        GROWTH        GROWTH
                                 FUND(a)       FUND(b)        FUND(a)        FUND(a)       FUND(a)       FUND(a)       FUND(a)
                               --------------------------------------------------------------------------------------------------
Net investment
  income/(loss)............... $  2,118,467  $  9,147,500  $    4,594,009  $  1,072,075  $    310,095  $    981,527  $   (182,595)
Net realized gain on
  investments.................   14,455,458    30,003,301      29,675,624       834,284        48,753    47,329,423    15,075,593
Change in unrealized
  appreciation/(depreciation)
  of investments..............   (5,436,802)   29,185,348      42,735,333     8,778,670     3,017,862   (21,206,435)   15,018,790
                              ------------  -------------   ------------   ------------   -----------  ------------   -----------
Net increase in net assets
  resulting from operations...   11,137,123    68,336,149      77,004,966    10,685,029     3,376,710    27,104,515    29,911,788
Distributions to shareholders
  from net investment income:
  Primary A Shares............   (2,467,317)   (8,311,787)     (7,025,227)   (1,562,737)     (296,322)   (1,419,446)           --
  Investor A Shares...........      (80,162)   (1,066,734)       (305,858)         (409)       (8,626)       (8,022)           --
  Investor C Shares...........      (12,721)      (92,984)        (15,847)           --            --            --            --
  Investor N Shares...........     (748,956)   (2,055,224)       (311,522)           --            --            --            --
Distributions to shareholders
  from net realized gain on
  investments:
  Primary A Shares............  (18,117,978)   (7,936,013)    (36,610,566)   (1,570,449)   (1,539,467)  (71,272,931)  (28,361,668)
  Investor A Shares...........     (595,662)   (1,171,580)     (1,870,135)         (121)      (47,181)   (1,406,184)     (619,620)
  Investor C Shares...........     (111,125)     (131,358)       (161,172)           --        (4,072)     (279,954)      (87,424)
  Investor N Shares...........   (7,278,939)   (2,870,773)     (3,233,929)           --      (232,704)   (3,421,039)   (3,491,112)
Net increase/(decrease) in net
  assets from Fund share
  transactions:
  Primary A Shares............   13,795,014   (29,783,390)     18,468,272    39,816,491     5,483,120    19,219,932    28,496,495
  Investor A Shares...........    1,387,867     2,761,972       4,616,735        82,377     1,442,029     2,447,353     2,020,515
  Investor C Shares...........      272,530      (156,882)        331,035            --       (41,211)      515,851       137,265
  Investor N Shares...........    5,507,130    18,595,995       2,911,585            --     1,386,136     2,510,778     3,081,992
                              ------------  -------------   ------------   ------------   -----------  ------------   -----------
Net increase/(decrease) in net
  assets......................    2,686,804    36,117,391      53,798,337    47,450,181     9,518,412   (26,009,147)   31,088,231
NET ASSETS:
Beginning of period...........  234,740,713   398,268,133   1,092,993,546   145,032,459   130,368,343   928,321,020   308,402,596
                              ------------  -------------   ------------   ------------   -----------  ------------   -----------
End of period................. $237,427,517  $434,385,524  $1,146,791,883  $192,482,640  $139,886,755  $902,311,873  $339,490,827
                              ============  =============   ============   ============   ===========  ============   ===========
Undistributed net investment
  income at end of period..... $    133,734  $    163,990  $      260,308  $     68,696  $     90,294  $    139,587  $         ==
                              ============  =============   ============   ============   ===========  ============   ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. The numbers reflected are for the period June 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                              NATIONS BALANCED ASSETS FUND                              NATIONS EQUITY INCOME FUND
                        PERIOD ENDED                                             PERIOD ENDED
                    SEPTEMBER 30, 1996(c)           PERIOD ENDED             SEPTEMBER 30, 1996(c)            PERIOD ENDED
                         (UNAUDITED)              MARCH 31, 1996(a)               (UNAUDITED)               MARCH 31, 1996(b)
                  -------------------------   -------------------------   ---------------------------   -------------------------
                    SHARES       DOLLARS        SHARES       DOLLARS        SHARES        DOLLARS         SHARES       DOLLARS
                  ---------------------------------------------------------------------------------------------------------------
PRIMARY A
  SHARES:
  Sold..........   1,825,822   $ 21,584,672    1,627,504   $ 19,005,092    2,215,458   $   28,337,595    3,718,032   $ 46,321,022
  Issued as
    reinvestment
    of dividends     213,455      2,542,061    1,460,066     16,518,081      140,083        1,897,485      496,722      6,174,413
  Redeemed......  (2,887,795)   (34,109,377)  (1,866,524)   (21,728,159)  (8,143,564)    (108,697,694)  (6,643,314)   (82,278,825)
                  ----------    -----------   ----------    -----------   ----------     ------------   ----------    -----------
  Net increase/
   (decrease)...    (848,518)  $ (9,982,644)   1,221,046   $ 13,795,014   (5,788,023)  $  (78,462,614)  (2,428,560)  $(29,783,390)
                   ==========  ============    =========    ===========   ==========   ==============  ===========   ============
PRIMARY B
  SHARES:
  Sold..........     209,884   $  2,495,748                                  137,598   $    1,825,323
  Issued as
    reinvestment
    of
    dividends...          15            183                                       75            1,032
  Redeemed......      (1,653)       (19,588)                                  (7,047)         (96,684)
                  ----------    -----------                               ----------     ------------
  Net increase..     208,246   $  2,476,343                                  130,626   $    1,729,671
                  ==========   ============                                =========   ==============
INVESTOR A
  SHARES:
  Sold..........      94,718   $  1,122,612       79,026   $    917,766      233,740   $    3,127,801      563,095   $  6,929,846
  Issued as
    reinvestment of
    dividends...       8,993        106,958       59,206        669,237       46,936          634,846      172,862      2,135,967
  Redeemed......     (46,780)      (550,525)     (16,962)      (199,136)    (349,298)      (4,663,137)    (503,098)    (6,303,841)
                  ----------    -----------   ----------    -----------   ----------     ------------   ----------    -----------
  Net increase/
   (decrease)...      56,931   $    679,045      121,270   $  1,387,867      (68,622)  $     (900,490)     232,859   $  2,761,972
                  ===========  =============  ==========   ============   ===========  ===============   ==========  =============
INVESTOR C
  SHARES:
  Sold..........      22,131   $    259,502       17,356   $    204,071       58,214   $      786,714       51,611   $    639,206
  Issued as
    reinvestment of
    dividends...         700          8,392       10,995        123,846        5,000           68,063       16,403        204,720
  Redeemed......     (20,553)      (245,199)      (4,725)       (55,387)     (61,145)        (809,652)     (79,843)    (1,000,808)
                  ----------    -----------   ----------    -----------   ----------     ------------   ----------    -----------
  Net increase/
   (decrease)...       2,278   $     22,695     23,626     $    272,530       2,069    $       45,125      (11,829)  $   (156,882)
                  ==========   ============  ===========   ============   =========    ==============   ===========  =============
INVESTOR N
  SHARES:
  Sold..........      75,006   $    885,833       82,001   $    983,660      140,415   $    1,875,771    1,897,032   $ 23,134,481
  Issued as
    reinvestment of
    dividends...      69,970        830,651      690,732      7,789,521       97,957        1,323,946      377,701      4,668,166
  Redeemed......    (428,532)    (5,049,055)    (280,373)    (3,266,051)    (503,795)      (6,653,166)    (740,696)    (9,206,652)
                  ----------    -----------   ----------    -----------   ----------     ------------   ----------    -----------
  Net increase/
   (decrease)...    (283,556)  $ (3,332,571)     492,360   $  5,507,130     (265,423)  $   (3,453,449)   1,534,037   $ 18,595,995
                  ===========  =============  ==========   =============  ===========  ===============  ===========  ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(c) Nations Balanced Assets Fund's and Nations Equity Income Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                  NATIONS VALUE FUND                                     NATIONS EQUITY INDEX FUND
                      PERIOD ENDED                                               PERIOD ENDED
                  SEPTEMBER 30, 1996(b)             PERIOD ENDED             SEPTEMBER 30, 1996(b)            PERIOD ENDED
                       (UNAUDITED)               MARCH 31, 1996(a)                (UNAUDITED)               MARCH 31, 1996(a)
               ---------------------------   --------------------------   ---------------------------   -------------------------
                 SHARES         DOLLARS        SHARES        DOLLARS        SHARES         DOLLARS        SHARES       DOLLARS
               ------------------------------------------------------------------------------------------------------------------
PRIMARY A
  SHARES:
  Sold.......   19,727,136   $ 338,378,950     5,163,241   $ 83,903,398    32,325,709   $ 456,266,044    3,799,411   $ 51,306,974
  Issued as
 reinvestment of
 dividends...      264,197       4,566,637       772,660     12,302,609       201,391       2,882,977      149,543      1,957,962
  Redeemed...  (16,445,167)   (282,654,983)   (4,762,096)   (77,737,735)  (15,613,409)   (220,831,379)  (1,015,063)   (13,448,445)
               -----------    ------------    ----------    -----------   -----------    ------------   ----------    -----------
  Net
  increase...    3,546,166   $  60,290,604     1,173,805   $ 18,468,272    16,913,691   $ 238,317,642    2,933,891   $ 39,816,491
               ===========   =============    ==========   ============   ===========   =============    ==========  ===========
PRIMARY B
  SHARES:
  Sold.......      944,412   $  16,160,363                                     97,545   $   1,388,734
  Issued as
 reinvestment of
  dividends..          581          10,164                                        234           3,373
  Redeemed...       (9,274)       (158,507)                                      (134)         (1,936)
               -----------    ------------                                -----------    ------------
  Net
  increase...      935,719   $  16,012,020                                     97,645   $   1,390,171
                ==========    ============                                 ==========    ============
INVESTOR A
  SHARES:
  Sold.......      557,418   $   9,411,868       319,822   $  5,256,765        47,522   $     664,396        6,381   $     85,961
  Issued as
 reinvestment of
 dividends...       21,834         377,751       132,526      2,100,814           306           4,385           40            530
  Redeemed...     (345,868)     (5,878,411)     (167,588)    (2,740,844)      (45,169)       (649,920)        (311)        (4,114)
               -----------    ------------    ----------    -----------   -----------    ------------   ----------    -----------
  Net
  increase...      233,384   $   3,911,208       284,760   $  4,616,735         2,659   $      18,861        6,110   $     82,377
               ===========   =============    ==========    ===========    ===========  =============   ==========   =============
INVESTOR C
  SHARES:
  Sold.......      118,931   $   1,987,656        11,386   $    184,896
  Issued as
 reinvestment of
 dividends...        1,650          28,391        11,236        176,989
  Redeemed...      (78,615)     (1,327,111)       (1,872)       (30,850)
               -----------    ------------    ----------    -----------
  Net
  increase...       41,966   $     688,936        20,750   $    331,035
               ===========   =============    ==========   ============
INVESTOR N
  SHARES:
  Sold.......      258,240   $   4,350,891       158,863   $  2,584,045
  Issued as
 reinvestment of
 dividends...       22,179         382,275       220,922      3,487,288
  Redeemed...     (361,040)     (6,087,381)     (193,665)    (3,159,748)
               -----------    ------------    ----------    -----------
  Net
  increase/
 decrease)...      (80,621) $  (1,354,215)       186,120     $  2,911,585
               ============ ==============     =========    =============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Nations Value Fund's and Nations Equity Index Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                               NATIONS DISCIPLINED EQUITY FUND                          NATIONS CAPITAL GROWTH FUND
                           PERIOD ENDED                                          PERIOD ENDED
                       SEPTEMBER 30, 1996(b)         PERIOD ENDED            SEPTEMBER 30, 1996(b)            PERIOD ENDED
                            (UNAUDITED)            MARCH 31, 1996(a)              (UNAUDITED)               MARCH 31, 1996(a)
                      -----------------------   -----------------------   ---------------------------   -------------------------
                       SHARES      DOLLARS       SHARES      DOLLARS        SHARES         DOLLARS        SHARES       DOLLARS
                      -----------------------------------------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold..............   378,891   $  6,662,241    911,868   $ 15,134,115     4,265,409   $  33,950,643    6,424,814   $ 84,086,502
  Issued in exchange
    for Primary A
    Shares of the
    Peachtree Equity
    Fund (Note 9)...        --             --         --             --     6,613,086      95,758,235           --             --
  Issued as
    reinvestment of
    dividends.......    16,873        302,452     28,609        471,692        70,140         985,955    2,017,491     26,088,676
  Redeemed..........  (805,123)   (14,098,535)  (606,825)   (10,122,687)  (25,054,483)   (345,727,535)  (6,830,234)   (90,955,246)
                      --------   ------------   ---------  ------------   ------------  -------------   ----------   ------------
  Net increase/
  (decrease)........  (409,359)  $ (7,133,842)   333,652   $  5,483,120   (14,105,848)  $(215,032,702)   1,612,071   $ 19,219,932
                      =========  =============   =======    ===========  =============   =============   =========    ===========
PRIMARY B SHARES:
  Sold..............    55,392   $    987,664                                 627,174   $   8,698,671
  Issued as
    reinvestment of
    dividends.......        --             --                                      --              --
  Redeemed..........    (3,187)       (53,657)                               (131,577)     (1,792,867)
                       -------    -----------                              ----------    ------------
  Net increase......    52,205   $    934,007                                 495,597   $   6,905,804
                       =======   ============                                ==========  ============
INVESTOR A SHARES:
  Sold..............   136,392   $  2,375,691    100,461   $  1,696,841       333,351   $   4,556,425      172,211   $  2,283,677
  Issued as
    reinvestment of
    dividends.......       365          6,647      3,205         52,884         1,349          18,910       96,898      1,250,258
  Redeemed..........   (52,531)      (943,793)   (18,305)      (307,696)     (227,180)     (3,125,988)     (82,799)    (1,086,582)
                      --------   ------------   ---------  ------------   ------------  -------------   ----------   ------------
  Net increase......    84,226   $  1,438,545     85,361   $  1,442,029       107,520   $   1,449,347      186,310   $  2,447,353
                      ========   ============   =========  ============   ============  =============    =========   ============
INVESTOR C SHARES:
  Sold..............     2,242   $     38,670      5,687   $     97,764       103,198   $   1,418,092       27,178   $    357,906
  Issued as
    reinvestment of
    dividends.......        --             --        249          4,072            --              --       21,940        279,954
  Redeemed..........    (1,180)       (20,923)    (8,353)      (143,047)      (49,194)       (651,161)      (9,283)      (122,009)
                      --------   ------------   ---------  ------------   ------------  -------------   ----------   ------------
  Net increase/
  (decrease).......    1,062     $     17,747     (2,417)  $    (41,211)       54,004   $     766,931       39,835   $    515,851
                      ========   ============    ========  =============  ===========   =============   ==========   ============
INVESTOR N SHARES:
  Sold..............    67,249   $  1,172,543    125,083   $  2,067,580       106,119   $   1,438,228       77,138   $    996,095
  Issued as
    reinvestment of
    dividends.......        --             --     14,132        230,061            --              --      259,521      3,353,011
  Redeemed..........  (113,952)    (1,994,603)   (54,982)      (911,505)     (193,916)     (2,610,887)    (140,659)    (1,838,328)
                      --------   ------------   ---------  ------------   ------------  -------------   ----------   ------------
  Net increase/
   (decrease).......   (46,703) $    (822,060)    84,233   $  1,386,136       (87,797)  $  (1,172,659)     196,000   $  2,510,778
                       =======  =============   ========   ============   ===========   =============    ==========  ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Nations Disciplined Equity Fund's and Nations Capital Growth Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                                            NATIONS MANAGED
                                                   NATIONS EMERGING GROWTH FUND                               INDEX FUND
                                           PERIOD ENDED                                                      PERIOD ENDED
                                      SEPTEMBER 30, 1996(c)                 PERIOD ENDED                 SEPTEMBER 30, 1996(b)
                                           (UNAUDITED)                    MARCH 31, 1996(a)                   (UNAUDITED)
                                   ----------------------------      ---------------------------      ---------------------------
                                     SHARES          DOLLARS          SHARES          DOLLARS          SHARES           DOLLARS
                                   ----------------------------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold........................      3,655,367      $ 53,288,623      2,658,154      $ 34,716,876      2,003,449       $20,036,913
  Issued as reinvestment of
    dividends.................          1,657            25,186        325,489         4,156,484          6,362            68,015
  Redeemed....................     (4,394,256)      (64,709,654)      (792,108)      (10,376,865)            --                --
                                   ----------      ------------      ---------        ----------      ---------       -----------
  Net increase/(decrease).....       (737,232)     $(11,395,845)     2,191,535      $ 28,496,495      2,009,811       $20,104,928
                                   ==========      ============      =========      ============      =========       ===========
PRIMARY B SHARES:
  Sold........................         29,122      $    427,604
  Issued as reinvestment of
    dividends.................              2                37
  Redeemed....................           (171)           (2,533)
                                    ---------       -----------
  Net increase................         28,953      $    425,108
                                    =========      ============
INVESTOR A SHARES:
  Sold........................        310,715      $  4,514,664        140,607      $  1,866,999          4,680       $    50,253
  Issued as reinvestment of
    dividends.................            102             1,530         43,193           546,812             15               159
  Redeemed....................        (94,656)       (1,408,143)       (29,783)         (393,296)            --                --
                                   ----------      ------------      ---------        ----------          -----          --------
  Net increase................        216,161      $  3,108,051        154,017      $  2,020,515          4,695       $    50,412
                                   ==========      ============      =========      ============          =====       ===========
INVESTOR C SHARES:
  Sold........................         23,150      $    332,844          4,050      $     52,274
  Issued as reinvestment of
    dividends.................             11               163          7,063            87,224
  Redeemed....................         (4,139)          (58,828)          (191)           (2,233)
                                    ---------       -----------       --------       -----------
  Net increase................         19,022      $    274,179         10,922      $    137,265
                                   ==========     =============      =========     =============
INVESTOR N SHARES:
  Sold........................        146,791      $  2,061,769         73,737      $    949,462
  Issued as reinvestment of
    dividends.................            338             4,956        275,050         3,410,621
  Redeemed....................       (196,979)       (2,776,983)      (100,262)       (1,278,091)
                                    ---------       -----------       --------       -----------
Net increase/(decrease).......        (49,850)     $   (710,258)       248,525      $  3,081,992
                                   ==========      ============      =========      ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Nations Managed Index Fund's Primary A Shares and Investor A Shares commenced operations on July 31, 1996 and September 3, 1996, respectively.

(c) Nations Emerging Growth Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

              NET ASSET                 NET REALIZED     NET INCREASE/     DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
                VALUE        NET       AND UNREALIZED    (DECREASE) IN      FROM NET      FROM NET        DIVIDENDS       VALUE
              BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT     REALIZED           AND         END OF
              OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS      INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
              -------------------------------------------------------------------------------------------------------------------
NATIONS BALANCED ASSETS FUND
PRIMARY A
Six months
  ended
  09/30/1996
  (unaudited)...  $ 11.65   $ 0.20         $ 0.40            $ 0.60          $(0.20)            --         $ (0.20)      $ 12.05
Period ended
  03/31/1996(a)..   12.68     0.11           0.45              0.56           (0.18)       $ (1.41)          (1.59)        11.65
Year ended
   11/30/1995...    10.44     0.38           2.21              2.59           (0.33)         (0.02)          (0.35)        12.68
Year ended
   11/30/1994...    10.87     0.25          (0.43)            (0.18)          (0.25)            --           (0.25)        10.44
Year ended
   11/30/1993...    10.24     0.29           0.64              0.93           (0.30)            --           (0.30)        10.87
Period ended
  11/30/1992*...    10.00     0.06           0.18#             0.24              --             --              --         10.24
PRIMARY B
Period ended
  09/30/1996*
  (unaudited)...  $ 11.87   $ 0.04         $ 0.22            $ 0.26          $(0.09)            --         $ (0.09)      $ 12.04
INVESTOR A
Six months
  ended
  09/30/1996
  (unaudited)....  $ 11.64   $ 0.18        $ 0.40            $ 0.58          $(0.19)            --         $ (0.19)      $ 12.03
Period ended
  03/31/1996(a)..    12.66     0.11           0.45              0.56           (0.17)       $ (1.41)          (1.58)        11.64
Year ended
   11/30/1995...     10.42     0.34           2.23              2.57           (0.31)         (0.02)          (0.33)        12.66
Year ended
   11/30/1994...     10.86     0.22          (0.44)            (0.22)          (0.22)            --           (0.22)        10.42
Year ended
   11/30/1993...     10.24     0.29           0.62              0.91           (0.29)            --           (0.29)        10.86
Period ended
   11/30/1992*..     10.00     0.01           0.23#             0.24              --             --              --         10.24
INVESTOR C
Six months
  ended
  09/30/1996
  (unaudited)....  $ 11.60   $ 0.16        $ 0.40            $ 0.56          $(0.17)            --         $ (0.17)      $ 11.99
Period ended
  03/31/1996(a)..    12.61     0.09           0.45              0.54           (0.14)       $ (1.41)          (1.55)        11.60
Year ended
    11/30/1995...    10.38     0.26           2.21              2.47           (0.22)         (0.02)          (0.24)        12.61
Year ended
    11/30/1994...    10.82     0.14          (0.43)            (0.29)          (0.15)            --           (0.15)        10.38
Year ended
    11/30/1993...    10.23     0.23           0.59              0.82           (0.23)            --           (0.23)        10.82
Period ended
    11/30/1992*..    10.00     0.01           0.22#             0.23              --             --              --         10.23
INVESTOR N
Six months
  ended
  09/30/1996
  (unaudited)....  $ 11.62   $ 0.15        $ 0.40            $ 0.55          $(0.16)            --         $ (0.16)      $ 12.01
Period ended
  03/31/1996(a)..    12.63     0.09           0.45              0.54           (0.14)       $ (1.41)          (1.55)        11.62
Year ended
    11/30/1995...    10.40     0.28           2.22              2.50           (0.25)         (0.02)          (0.27)        12.63
Year ended
    11/30/1994...    10.85     0.17          (0.44)            (0.27)          (0.18)            --           (0.18)        10.40
Period ended
    11/30/1993*..    10.61     0.14           0.23              0.37           (0.13)            --           (0.13)        10.85

---------------
  * Nations Balanced Assets Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                   -------------------------------
                                  RATIO OF          RATIO OF                         RATIO OF
                 NET ASSETS      OPERATING       NET INVESTMENT                     OPERATING
                   END OF       EXPENSES TO        INCOME TO        PORTFOLIO      EXPENSES TO      NET INVESTMENT       AVERAGE
     TOTAL         PERIOD         AVERAGE           AVERAGE          TURNOVER        AVERAGE            INCOME       COMMISSION RATE
    RETURN++     (IN 000'S)      NET ASSETS        NET ASSETS          RATE         NET ASSETS        PER SHARE          PAID(b)
    --------------------------------------------------------------------------------------------------------------------------------
       5.20%      $ 159,570         0.99%+            3.33%+            133%            0.99%+          $ 0.20           $0.0597
       4.90         164,215         1.00+             2.91+              83             1.00+             0.11            0.0598
      25.27         163,198         0.99              3.25              174             0.99              0.38               N/A
     (1.73)         162,215         0.98              2.31              156             0.99              0.25               N/A
       9.22         178,270         0.90              2.82               50             0.97              0.29               N/A
       2.40+++      111,953         0.30+             3.85+              79             1.05+             0.05               N/A

       2.18%      $   2,508         1.49%+            2.83%+            133%            1.49%+          $ 0.04           $0.0597

       4.99%      $   7,158         1.24%+            3.08%+            133%            1.24%+          $ 0.18           $0.0597
       4.86           6,261         1.25+             2.66+              83             1.25+             0.11            0.0598
      25.01           5,276         1.24              3.00              174             1.24              0.34               N/A
     (2.02)           4,881         1.23              2.06              156             1.24              0.22               N/A
       8.93           5,191         1.15              2.57               50             1.22              0.28               N/A
       2.40+++          547         0.55+             3.60+              79             1.30+             0.01               N/A

       4.88%      $   1,254         1.49%+            2.83%+            133%            1.49%+          $ 0.16           $0.0597
       4.71           1,187         1.62+             2.29+              83             1.62+             0.09            0.0598
      24.03             992         1.99              2.25              174             1.99              0.26               N/A
     (2.72)             951         1.98              1.31              156             1.99              0.14               N/A
       8.06           1,196         1.90              1.82               50             1.97              0.22               N/A
       2.30+++          156         1.30+             2.85+              79             2.05+             0.01               N/A

       4.74%      $  64,586         1.74%+            2.58%+            133%            1.74%+          $ 0.15           $0.0597
       4.69          65,764         1.75+             2.16+              83             1.75+             0.09            0.0598
      24.35          65,275         1.74              2.50              174             1.74              0.28               N/A
     (2.51)          52,905         1.73              1.56              156             1.74              0.17               N/A
       3.45          27,982         1.65+             2.07+              50             1.72+             0.14               N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

              NET ASSET                 NET REALIZED      NET INCREASE     DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
                VALUE        NET       AND UNREALIZED          IN           FROM NET      FROM NET        DIVIDENDS       VALUE
              BEGINNING   INVESTMENT      GAIN ON       NET ASSET VALUE    INVESTMENT     REALIZED           AND         END OF
              OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS      INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
              --------------------------------------------------------------------------------------------------------------------
NATIONS EQUITY INCOME FUND
PRIMARY A
Six months
 ended
 09/30/1996#
 (unaudited).... $ 13.14   $ 0.22         $ 0.63            $ 0.85          $(0.23)            --         $ (0.23)      $ 13.76
Period ended
 03/31/1996(a)..   11.81     0.30           1.77              2.07           (0.37)       $ (0.37)          (0.74)        13.14
Year ended
 05/31/1995.....   11.43     0.42           1.11              1.53           (0.42)         (0.73)          (1.15)        11.81
Year ended
 05/31/1994.....   12.06     0.38           0.22              0.60           (0.42)         (0.81)          (1.23)        11.43
Year ended
 05/31/1993.....   11.41     0.37           1.08              1.45           (0.35)         (0.45)          (0.80)        12.06
Year ended
 05/31/1992.....   10.19     0.34           1.25              1.59           (0.30)         (0.07)          (0.37)        11.41
Period ended
 05/31/1991*....   10.00     0.05           0.14              0.19              --             --              --         10.19
PRIMARY B
Period ended
 09/30/1996*#
 (unaudited).... $ 13.50   $ 0.12         $ 0.24            $ 0.36          $(0.10)            --         $ (0.10)      $ 13.76
INVESTOR A
Six months
 ended
 09/30/1996#
 (unaudited).... $ 13.11   $ 0.20         $ 0.64            $ 0.84          $(0.22)            --         $ (0.22)      $ 13.73
Period ended
 03/31/1996(a)..   11.78     0.27           1.77              2.04           (0.34)       $ (0.37)          (0.71)        13.11
Year ended
 05/31/1995.....   11.41     0.40           1.10              1.50           (0.40)         (0.73)          (1.13)        11.78
Year ended
 05/31/1994.....   12.02     0.37           0.21              0.58           (0.38)         (0.81)          (1.19)        11.41
Year ended
 05/31/1993.....   11.40     0.34           1.05              1.39           (0.32)         (0.45)          (0.77)        12.02
Year ended
 05/31/1992.....   10.19     0.29           1.27              1.56           (0.28)         (0.07)          (0.35)        11.40
Period ended
 05/31/1991*....   10.04     0.05           0.10              0.15              --             --              --         10.19
INVESTOR C
Six months
 ended
 09/30/1996#
 (unaudited).... $ 13.19   $ 0.19         $ 0.63            $ 0.82          $(0.20)            --         $ (0.20)      $ 13.81
Period ended
 03/31/1996(a)..   11.83     0.21           1.78              1.99           (0.26)       $ (0.37)          (0.63)        13.19
Year ended
 05/31/1995.....   11.47     0.32           1.08              1.40           (0.31)         (0.73)          (1.04)        11.83
Year ended
 05/31/1994.....   12.04     0.28           0.21              0.49           (0.25)         (0.81)          (1.06)        11.47
Period ended
 05/31/1993*....   11.13     0.32           1.32              1.64           (0.28)         (0.45)          (0.73)        12.04
INVESTOR N
Six months
 ended
 09/30/1996#
 (unaudited).... $ 13.10   $ 0.17         $ 0.63            $ 0.80          $(0.18)            --         $ (0.18)      $ 13.72
Period ended
 03/31/1996(a)..   11.77     0.22           1.76              1.98           (0.28)       $ (0.37)          (0.65)        13.10
Year ended
 05/31/1995.....   11.40     0.34           1.11              1.45           (0.35)         (0.73)          (1.08)        11.77
Period ended
 05/31/1994*....   11.98     0.37           0.22              0.59           (0.36)         (0.81)          (1.17)        11.40

---------------
 * Nations Equity Income Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on April 11, 1991, June 28, 1996, April 16, 1991, June 17, 1992 and June 7, 1993, respectively.
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                    -------------------------------
                                  RATIO OF          RATIO OF                         RATIO OF
                 NET ASSETS      OPERATING       NET INVESTMENT                     OPERATING
                   END OF       EXPENSES TO        INCOME TO        PORTFOLIO      EXPENSES TO      NET INVESTMENT      AVERAGE
     TOTAL         PERIOD         AVERAGE           AVERAGE          TURNOVER        AVERAGE        INCOME/(LOSS)   COMMISSION RATE
    RETURN++     (IN 000'S)      NET ASSETS        NET ASSETS          RATE         NET ASSETS        PER SHARE         PAID(b)
    -------------------------------------------------------------------------------------------------------------------------------
       6.53%      $ 216,872         0.89%+            3.27%+             45%            0.89%+          $ 0.22          $0.0614
      17.98         283,142         0.90+             2.84+              59             0.90+             0.30           0.0287
      14.79         283,082         0.92              3.75              158             0.93              0.42              N/A
       5.00         225,740         0.94              3.41              116             0.95              0.38              N/A
      13.30         175,949         0.92              3.37               55             1.04              0.36              N/A
      15.91+++       18,104         1.10              3.15               84             2.21              0.22              N/A
       1.90+++       10,194         1.12+             3.66+               9             1.80+            (0.06)             N/A

       2.65%      $   1,798         1.39%+            2.77%+             45%            1.39%+          $ 0.12          $0.0614

       6.42%      $  43,671         1.14%+            3.02%+             45%            1.14%+          $ 0.20          $0.0614
      17.75          42,606         1.15+             2.59+              59             1.15+             0.27           0.0287
      14.53          35,538         1.17              3.50              158             1.18              0.40              N/A
       4.74          33,691         1.19              3.16              116             1.20              0.37              N/A
      12.78          32,760         1.17              3.12               55             1.29              0.33              N/A
      15.59+++        3,418         1.35              2.90               84             2.46              0.18              N/A
       1.49+++          497         1.37+             3.40+               9            15.09+            (1.30)             N/A

       6.26%      $   4,858         1.39%+            2.77%+             45%            1.39%+          $ 0.19          $0.0614
      17.20           4,612         1.75+             1.99+              59             1.75+             0.21           0.0287
      13.49           4,278         1.92              2.75              158             1.93              0.32              N/A
       3.96           4,221         1.94              2.41              116             1.95              0.28              N/A
      15.31           4,377         1.92+             2.37+              55             2.04+             0.31              N/A

       6.16%      $ 105,283         1.64%+            2.52%+             45%            1.64%+          $ 0.17          $0.0614
      17.21         104,026         1.65+             2.09+              59             1.65+             0.22           0.0287
      14.03          75,371         1.67              3.00              158             1.68              0.34              N/A
       4.84          46,043         1.69+             2.66+             116             1.70+             0.37              N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          NET REALIZED
                                              AND
              NET ASSET                    UNREALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
                VALUE          NET        GAIN/(LOSS)     (DECREASE) IN     FROM NET      FROM NET        DIVIDENDS       VALUE
              BEGINNING    INVESTMENT          ON        NET ASSET VALUE   INVESTMENT     REALIZED           AND         END OF
              OF PERIOD      INCOME       INVESTMENTS    FROM OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
              -------------------------------------------------------------------------------------------------------------------
NATIONS VALUE FUND
PRIMARY A
Six months
 ended
 09/30/1996
 (unaudited)....  $ 16.60     $0.13          $ 0.95          $  1.08         $(0.14)            --         $ (0.14)      $ 17.54
Period ended
 03/31/1996(a)..    16.21      0.07            1.06             1.13          (0.12)       $ (0.62)          (0.74)        16.60
Year ended
 11/30/1995.....    12.98      0.27            3.91             4.18          (0.28)         (0.67)          (0.95)        16.21
Year ended
 11/30/1994.....    13.74      0.24           (0.23)            0.01          (0.23)         (0.54)          (0.77)        12.98
Year ended
 11/30/1993.....    12.45      0.24            1.38             1.62          (0.24)         (0.09)          (0.33)        13.74
Year ended
 11/30/1992.....    11.16      0.28            1.57             1.85          (0.27)         (0.29)          (0.56)        12.45
Year ended
 11/30/1991.....     9.71      0.34            1.47             1.81          (0.36)            --           (0.36)        11.16
Year ended
 11/30/1990.....    10.04      0.35           (0.36)           (0.01)         (0.32)            --           (0.32)         9.71
Period ended
 11/30/1989*#...    10.00      0.08           (0.04)            0.04          --                --              --         10.04
PRIMARY B
Period ended
 09/30/1996*
 (unaudited)....  $ 17.19     $0.04          $ 0.36          $  0.40         $(0.05)            --         $ (0.05)      $ 17.54
INVESTOR A
Six months
 ended
 09/30/1996
 (unaudited)....  $ 16.60     $0.12          $ 0.95          $  1.07         $(0.12)            --         $ (0.12)      $ 17.55
Period ended
 03/31/1996(a)..    16.21      0.05            1.06             1.11          (0.10)       $ (0.62)          (0.72)        16.60
Year ended
 11/30/1995.....    12.98      0.23            3.92             4.15          (0.25)         (0.67)          (0.92)        16.21
Year ended
 11/30/1994.....    13.72      0.20           (0.20)            0.00          (0.20)         (0.54)          (0.74)        12.98
Year ended
 11/30/1993.....    12.45      0.22            1.35             1.57          (0.21)         (0.09)          (0.30)        13.72
Year ended
 11/30/1992.....    11.16      0.26            1.59             1.85          (0.27)         (0.29)          (0.56)        12.45
Year ended
 11/30/1991.....     9.71      0.34            1.47             1.81          (0.36)            --           (0.36)        11.16
Period ended
 11/30/1990*....    10.04      0.35           (0.36)           (0.01)         (0.32)            --           (0.32)         9.71
INVESTOR C
Six months
 ended
 09/30/1996
 (unaudited)....  $ 16.50     $0.09          $ 0.95          $  1.04         $(0.10)            --         $ (0.10)      $ 17.44
Period ended
 03/31/1996(a)..    16.09      0.04            1.05             1.09          (0.06)       $ (0.62)          (0.68)        16.50
Year ended
 11/30/1995.....    12.90      0.13            3.88             4.01          (0.15)         (0.67)          (0.82)        16.09
Year ended
 11/30/1994.....    13.64      0.12           (0.22)           (0.10)         (0.10)         (0.54)          (0.64)        12.90
Year ended
 11/30/1993.....    12.41      0.13            1.32             1.45          (0.13)         (0.09)          (0.22)        13.64
Period ended
 11/30/1992*....    11.63      0.07            0.78             0.85          (0.07)            --           (0.07)        12.41
INVESTOR N
Six months
 ended
 09/30/1996
 (unaudited)....  $ 16.55     $0.06          $ 0.95          $  1.01         $(0.07)            --         $ (0.07)      $ 17.49
Period ended
 03/31/1996(a)..    16.15      0.03            1.05             1.08          (0.06)       $ (0.62)          (0.68)        16.55
Year ended
 11/30/1995.....    12.94      0.17            3.89             4.06          (0.18)         (0.67)          (0.85)        16.15
Year ended
 11/30/1994.....    13.71      0.15           (0.22)           (0.07)         (0.16)         (0.54)          (0.70)        12.94
Period ended
 11/30/1993*....    13.08      0.11            0.63             0.74          (0.11)            --           (0.11)        13.71

---------------
  * Nations Value Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on September 19, 1989, June 28, 1996, December 6, 1989, June 17, 1992 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                    -------------------------------
                                  RATIO OF          RATIO OF                         RATIO OF
                 NET ASSETS      OPERATING       NET INVESTMENT                     OPERATING
                   END OF       EXPENSES TO        INCOME TO        PORTFOLIO      EXPENSES TO      NET INVESTMENT      AVERAGE
     TOTAL         PERIOD       AVERAGE NET       AVERAGE NET        TURNOVER      AVERAGE NET          INCOME      COMMISSION RATE
    RETURN++     (IN 000'S)        ASSETS            ASSETS            RATE           ASSETS          PER SHARE         PAID(b)
    --------------------------------------------------------------------------------------------------------------  ---------------
       6.50%     $1,118,233         0.96%+            1.61%+              26%          0.96%+           $ 0.13          $0.0661
       7.20         998,957         0.96+             1.30+               12           0.96+              0.07           0.0648
      34.53         956,669         0.94              1.90                63           0.94               0.27              N/A
     (0.08)         799,743         0.93              1.85                75           0.93               0.24              N/A
      13.19         707,185         0.96              1.98                64           0.97               0.24              N/A
      17.00+++      282,138         0.90              2.31                60           0.97               0.27              N/A
      18.79+++       82,360         0.53              3.33                51           0.99               0.30              N/A
      (0.16)+++      19,769         0.21              4.19                24           1.11               0.26              N/A
       0.40+++        5,161         0.49+             4.41+               --           1.41+              0.06              N/A

       2.35%     $   16,417         1.46%+            1.11%+              26%          1.46%+           $ 0.04          $0.0661

       6.44%     $   61,537         1.21%+            1.36%+              26%          1.21%+           $ 0.12          $0.0661
       7.07          54,341         1.21+             1.05+               12           1.21+              0.05           0.0648
      34.22          48,440         1.19              1.65                63           1.19               0.23              N/A
     (0.17)          35,445         1.18              1.60                75           1.18               0.21              N/A
      12.80          32,607         1.21              1.73                64           1.22               0.22              N/A
      16.96+++       24,536         1.06              2.15                60           1.15               0.25              N/A
      18.79+++       13,514         0.53              3.33                51           0.99               0.30              N/A
      (0.16)+++       7,020         0.21+             4.19+               24           1.11+              0.26              N/A

       6.29%     $    5,628         1.46%+            1.11%+              26%          1.46%+           $ 0.09          $0.0661
       6.99           4,633         1.58+             0.68+               12           1.58+              0.04           0.0648
      33.15           4,185         1.94              0.90                63           1.94               0.13              N/A
     (0.92)           2,983         1.93              0.85                75           1.93               0.12              N/A
      11.85           2,997         1.96              0.98                64           1.97               0.13              N/A
       7.33+++        1,286         1.98+             1.22+               60           1.98+              0.07              N/A

       6.13%     $   92,513         1.71%+            0.86%+              26%          1.71%+           $ 0.06          $0.0661
       6.90          88,861         1.71+             0.55+               12           1.71+              0.03           0.0648
      33.55          83,699         1.69              1.15                63           1.69               0.17              N/A
     (0.69)          42,530         1.68              1.10                75           1.68               0.15              N/A
       5.65          10,449         1.71+             1.23+               64           1.72+              0.11              N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET REALIZED
                                             AND
             NET ASSET                    UNREALIZED                       DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
               VALUE          NET        GAIN/(LOSS)    NET INCREASE IN     FROM NET      FROM NET        DIVIDENDS       VALUE
             BEGINNING    INVESTMENT          ON        NET ASSET VALUE    INVESTMENT     REALIZED           AND         END OF
             OF PERIOD      INCOME       INVESTMENTS    FROM OPERATIONS      INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
             --------------------------------------------------------------------------------------------------------------------
NATIONS EQUITY INDEX FUND
PRIMARY A
Six months
 ended
 09/30/1996
 (unaudited)....  $ 13.58     $0.13         $ 0.90           $ 1.03          $(0.13)            --         $ (0.13)      $ 14.48
Period ended
 03/31/1996(a)..    12.91      0.08           0.86             0.94           (0.13)       $ (0.14)          (0.27)        13.58
Year ended
 11/30/1995.....     9.84      0.28           3.20             3.48           (0.28)         (0.13)          (0.41)        12.91
Period ended
 11/30/1994*....    10.00      0.24          (0.21)            0.03           (0.19)            --           (0.19)         9.84
PRIMARY B
Period ended
 09/30/1996*
 (unaudited)....  $ 14.13     $0.06         $ 0.36           $ 0.42          $(0.06)            --         $ (0.06)      $ 14.49
INVESTOR A
Six months
 ended
 09/30/1996
 (unaudited)....  $ 13.58     $0.04         $ 0.95           $ 0.99          $(0.11)            --         $ (0.11)      $ 14.46
Period ended
 03/31/1996(a)..    12.91      0.06           0.87             0.93           (0.12)       $ (0.14)          (0.26)        13.58
Period ended
 11/30/1995*....    12.29      0.03           0.59             0.62               --            --              --         12.91

---------------
   * Nations Equity Index Fund's Primary A, Primary B and Investor A Shares commenced operations on December 15, 1993, June 28, 1996 and October 10, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                        RATIO OF                                     ----------------------------
                         RATIO OF        OPERATING         RATIO OF                    RATIO OF
          NET ASSETS    OPERATING       EXPENSES TO     NET INVESTMENT                OPERATING
            END OF     EXPENSES TO      AVERAGE NET       INCOME TO      PORTFOLIO   EXPENSES TO   NET INVESTMENT       AVERAGE
 TOTAL      PERIOD     AVERAGE NET   ASSETS INCLUDING    AVERAGE NET      TURNOVER   AVERAGE NET       INCOME       COMMISSION RATE
RETURN++  (IN 000'S)      ASSETS     INTEREST EXPENSE       ASSETS          RATE        ASSETS       PER SHARE          PAID(b)
    -------------------------------------------------------------------------------------------------------------------------------
  7.56%   $450,127       0.35%+           0.35%+           2.23%+             5%       0.70%+          $ 0.11           $0.0149
  7.33     192,388       0.35+            0.35+            1.99+              2        0.73+             0.07            0.0291
 36.35     145,021       0.37             0.38             2.44              18        0.78              0.23               N/A
  0.29     123,147       0.35+              --             2.64+             14        0.79+             0.20               N/A

  2.94%   $  1,415       0.85%+           0.85%+           1.73%+             5%       1.20%+          $ 0.05           $0.0149

  7.32%   $    139       0.60%+           0.60%+           1.98%+             5%       0.95%+          $ 0.04           $0.0149
  7.26          95       0.35+            0.35+            1.99+              2        0.73+             0.05            0.0291
  5.04          11       0.62+            0.63+            2.19+             18        1.03+             0.02               N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            NET REALIZED
                 NET ASSET                        AND          NET INCREASE/    DIVIDENDS    DISTRIBUTIONS                TOTAL
                   VALUE           NET         UNREALIZED      (DECREASE) IN     FROM NET      FROM NET      RETURN     DIVIDENDS
                 BEGINNING     INVESTMENT     GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT     REALIZED        OF          AND
                 OF PERIOD    INCOME/(LOSS)  ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS   CAPITAL  DISTRIBUTIONS
                 ------------------------------------------------------------------------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
PRIMARY A
Six months
  ended
  09/30/1996
  (unaudited).....    $17.19     $  0.07         $ 1.22           $  1.29         $(0.07)            --         --       $ (0.07)
Period ended
  03/31/1996(a)...     17.06        0.05           0.35              0.40          (0.04)       $ (0.23)        --         (0.27)
Year ended
  11/30/1995......     13.08        0.10           3.96              4.06          (0.08)            --         --         (0.08)
Period ended
  11/30/1994*.....     13.31        0.01          (0.23)#           (0.22)         (0.01)            --      $(0.00)(b)    (0.01)
Period ended
  04/29/1994*.....     13.65       (0.05)          2.66              2.61             --          (2.95)        --         (2.95)
Period ended
  04/30/1993*.....     10.00       (0.03)          3.74              3.71             --          (0.06)        --         (0.06)
PRIMARY B
Period ended
  09/30/1996***
  (unaudited).....    $17.84     $  0.01         $ 0.57           $  0.58         $(0.01)            --         --       $ (0.01)
INVESTOR A
Six months
  ended
  09/30/1996
  (unaudited).....    $17.16     $  0.04         $ 1.22           $  1.26         $(0.04)            --         --       $ (0.04)
Period ended
  03/31/1996(a)...     17.04        0.04           0.35              0.39          (0.04)       $ (0.23)        --         (0.27)
Year ended
  11/30/1995......     13.06        0.09           3.96              4.05          (0.07)            --         --         (0.07)
Period ended
  11/30/1994**....     13.30        0.00(b)       (0.23)#           (0.23)         (0.01)            --      $(0.00)(b)    (0.01)
Period ended
  04/30/1994**....     14.94       (0.04)          1.35              1.31             --          (2.95)        --         (2.95)
INVESTOR C
Six months
  ended
  09/30/1996
  (unaudited).....    $17.10     $  0.02         $ 1.22           $  1.24             --             --         --            --
Period ended
  03/31/1996(a)...     16.97        0.01           0.35              0.36             --        $ (0.23)        --       $ (0.23)
Period ended
  11/30/1995***...     14.08       (0.00)(b)       2.92              2.92         $(0.03)            --         --         (0.03)
INVESTOR N
Six months
  ended
  09/30/1996
  (unaudited).....    $17.00     $ (0.03)        $ 1.21           $  1.18             --             --         --            --
Period ended
  03/31/1996(a)...     16.89       (0.01)          0.35              0.34             --        $ (0.23)        --       $ (0.23)
Year ended
  11/30/1995......     13.02        0.03           3.87              3.90         $(0.03)            --         --         (0.03)
Period ended
  11/30/1994***...     12.77       (0.02)          0.28              0.26          (0.01)            --      $(0.00)(b)    (0.01)

---------------

    * The period for the Nations Disciplined Equity Fund's Primary A Shares reflects operations from April 30, 1994 through
      November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A
      Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29,
      1994. The Capitol Mutual Funds' Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
   ** The period for the Nations Disciplined Equity Fund's Investor A Shares reflects operations from April 30, 1994 through
      November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A
      Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29,
      1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.
  *** The Nations Disciplined Equity Fund's Primary B, Investor C and Investor N Shares commenced operations on June 28, 1996,
      May 10, 1995 and May 20, 1994, respectively.
    + Annualized.
   ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
    # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
  (b) Amount represents less than $0.01 per share.
  (c) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                       RATIO OF            RATIO OF
        NET ASSET                  NET ASSETS         OPERATING         NET INVESTMENT
          VALUE                      END OF          EXPENSES TO        INCOME/(LOSS)      PORTFOLIO
         END OF        TOTAL         PERIOD            AVERAGE            TO AVERAGE       TURNOVER
         PERIOD       RETURN++     (IN 000'S)         NET ASSETS          NET ASSETS         RATE
        -------------------------------------------------------------------------------------------------
         $ 18.41          7.48%     $ 117,248             1.01%+              0.76%+           72%
           17.19          2.44        116,469             1.02+               0.82+            47
           17.06         31.13        109,939             1.30                0.85            124
           13.08         (1.62)         9,947             1.13+               0.12+           177
           13.31         18.79          8,079             1.20+              (0.60)+          475
           13.65         37.13          4,638             1.20+              (0.58)+          203

         $ 18.41          3.26%     $     961             1.51%+              0.26%+           72%

         $ 18.38          7.37%     $   6,607             1.26%+              0.51%+           72%
           17.16          2.35          4,722             1.12+               0.72+            47
           17.04         31.05          3,234             1.40                0.75            124
           13.06         (1.71)           252             1.23+               0.02+           177
           13.30          8.31            165             1.30+              (0.62)+          475

         $ 18.34          7.25%     $     323             1.51%+              0.26%+           72%
           17.10          2.19            283             1.65+               0.19+            47
           16.97         20.78            322             2.30+              (0.15)+          124

         $ 18.18          6.94%     $  18,849             2.01%+             (0.24)%+          72%
           17.00          2.08         18,412             2.02+              (0.18)+           47
           16.89         29.94         16,874             2.30               (0.15)           124
           13.02          2.02            177             2.09+              (0.84)+          177


      WITHOUT WAIVERS AND/OR
      EXPENSE REIMBURSEMENTS
-----------------------------------
 RATIO OF
 OPERATING
EXPENSES TO          NET INVESTMENT         AVERAGE
  AVERAGE            INCOME/(LOSS)      COMMISSION RATE
NET ASSETS             PER SHARE            PAID(c)
-------------------------------------------------------
    1.01%+               $ 0.07             $0.0347
    1.02+                  0.05              0.0627
    1.30                   0.10                 N/A
    1.56+                 (0.03)                N/A
    1.53+                 (0.08)                N/A
    1.31+                 (0.03)                N/A

    1.51%+               $ 0.01             $0.0347

    1.26%+               $ 0.04             $0.0347
    1.12+                  0.04              0.0627
    1.40                   0.09                 N/A
    1.66+                 (0.07)                N/A
    1.74+                 (0.07)                N/A

    1.51%+               $ 0.02             $0.0347
    1.65+                  0.01              0.0627
    2.30+                 (0.00)(b)             N/A

    2.01%+               $(0.03)            $0.0347
    2.02+                 (0.01)             0.0627
    2.30                   0.03                 N/A
    2.52+                 (0.03)                N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     NET REALIZED
                        NET ASSET                        AND                           DIVIDENDS    DISTRIBUTIONS       TOTAL
                          VALUE           NET         UNREALIZED     NET INCREASE IN    FROM NET      FROM NET        DIVIDENDS
                        BEGINNING     INVESTMENT         GAIN        NET ASSET VALUE   INVESTMENT     REALIZED           AND
                        OF PERIOD    INCOME/(LOSS)  ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                        ---------------------------------------------------------------------------------------------------------
NATIONS CAPITAL GROWTH FUND
PRIMARY A
Six months ended
  09/30/1996
  (unaudited).........    $13.43        $  0.03         $ 1.04           $  1.07         $(0.03)            --         $ (0.03)
Period ended
  03/31/1996(a).......     14.24           0.02           0.38              0.40          (0.02)       $ (1.19)          (1.21)
Year ended
  11/30/1995..........     11.23           0.09           3.28              3.37          (0.10)         (0.26)          (0.36)
Year ended
  11/30/1994..........     11.08           0.09           0.14              0.23          (0.08)         (0.00)(b)       (0.08)
Year ended
  11/30/1993..........     10.68           0.09           0.42              0.51          (0.10)         (0.01)          (0.11)
Period ended
  11/30/1992*.........     10.00           0.02           0.66#             0.68             --             --              --
PRIMARY B
Period ended
  09/30/1996*
  (unaudited).........    $13.96        $  0.00(b)      $ 0.51           $  0.51             --             --              --
INVESTOR A
Six months ended
  09/30/1996
  (unaudited).........    $13.41        $  0.02         $ 1.03           $  1.05         $(0.02)            --         $ (0.02)
Period ended
  03/31/1996(a).......     14.22           0.01           0.38              0.39          (0.01)       $ (1.19)          (1.20)
Year ended
  11/30/1995..........     11.21           0.06           3.28              3.34          (0.07)         (0.26)          (0.33)
Year ended
  11/30/1994..........     11.06           0.07           0.14              0.21          (0.06)         (0.00)(b)       (0.06)
Year ended
  11/30/1993..........     10.67           0.07           0.41              0.48          (0.08)         (0.01)          (0.09)
Period ended
  11/30/1992*.........     10.00           0.01           0.66#             0.67             --             --              --
INVESTOR C
Six months ended
  09/30/1996
  (unaudited).........    $13.26        $  0.01         $ 1.02           $  1.03             --             --              --
Period ended
  03/31/1996(a).......     14.09           0.00(b)        0.36              0.36             --        $ (1.19)        $ (1.19)
Year ended
  11/30/1995..........     11.14          (0.03)          3.24              3.21             --          (0.26)          (0.26)
Year ended
  11/30/1994..........     11.01          (0.02)          0.15              0.13             --          (0.00)(b)       (0.00)(b)
Year ended
  11/30/1993..........     10.67          (0.00)(b)       0.38              0.38         $(0.03)         (0.01)          (0.04)
Period ended
  11/30/1992*.........     10.00          (0.00)(b)       0.67#             0.67             --             --           (0.00)(b)
INVESTOR N
Six months ended
  09/30/1996
  (unaudited).........    $13.31        $ (0.04)        $ 1.03           $  0.99             --             --              --
Period ended
  03/31/1996(a).......     14.15          (0.02)          0.37              0.35             --        $ (1.19)        $ (1.19)
Year ended
  11/30/1995..........     11.17          (0.03)          3.27              3.24             --          (0.26)          (0.26)
Year ended
  11/30/1994..........     11.05          (0.01)          0.13              0.12             --          (0.00)(b)       (0.00)(b)
Period ended
  11/30/1993*.........     10.55          (0.01)          0.53              0.52         $(0.02)            --           (0.02)

---------------

    * The Nations Capital Growth Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
    + Annualized.
   ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  +++ Unaudited.
    # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
  (b) Amount represents less than $0.01 per share.
  (c) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                       RATIO OF            RATIO OF
        NET ASSET                  NET ASSETS         OPERATING         NET INVESTMENT
          VALUE                      END OF          EXPENSES TO        INCOME/(LOSS)      PORTFOLIO
         END OF        TOTAL         PERIOD            AVERAGE            TO AVERAGE       TURNOVER
         PERIOD       RETURN++     (IN 000'S)         NET ASSETS          NET ASSETS         RATE
        -------------------------------------------------------------------------------------------------
         $ 14.47          7.98%     $ 700,139             0.95%+              0.45%+           51%
           13.43          3.14        839,300             0.96+               0.38+            25
           14.24         30.96        867,361             0.98                0.71             80
           11.23          2.14        717,914             0.90                0.85             56
           11.08          4.84        646,661             0.80                0.84             81
           10.68          6.80+++     728,629             0.30+               1.33+             7

         $ 14.47          3.65%     $   7,170             1.45%+             (0.05)%+          51%

         $ 14.44          7.80%     $  21,278             1.20%+              0.20%+           51%
           13.41          3.02         18,311             1.21+               0.13+            25
           14.22         30.70         16,770             1.23                0.46             80
           11.21          1.93         11,038             1.15                0.60             56
           11.06          4.56         11,182             1.05                0.59             81
           10.67          6.70+++       1,225             0.55+               1.08+             7

         $ 14.29          7.77%     $   4,708             1.45%+             (0.05)%+          51%
           13.26          2.86          3,655             1.58+              (0.24)+           25
           14.09         29.61          3,322             1.98               (0.29)            80
           11.14          1.22          2,394             1.90               (0.15)            56
           11.01          3.61          2,919             1.80               (0.16)            81
           10.67          6.70+++         406             1.30+               0.33+             7

         $ 14.30          7.44%     $  42,841             1.95%+             (0.55)%+          51%
           13.31          2.77         41,045             1.96+              (0.62)+           25
           14.15         29.80         40,868             1.98               (0.29)            80
           11.17          1.12         23,591             1.90               (0.15)            56
           11.05          4.95          9,511             1.80+              (0.16)+           81


       WITHOUT WAIVERS AND/OR
       EXPENSE REIMBURSEMENTS
------------------------------------
 RATIO OF
 OPERATING
EXPENSES TO        NET INVESTMENT         AVERAGE
  AVERAGE          INCOME/(LOSS)      COMMISSION RATE
NET ASSETS           PER SHARE            PAID(c)
-----------------------------------------------------
    0.95%+             $ 0.03             $0.0622
    0.96%+               0.02              0.0632
    0.98                 0.09                 N/A
    0.91                 0.09                 N/A
    0.89                 0.08                 N/A
    1.05+                0.01                 N/A

    1.45%+             $ 0.00(b)          $0.0622

    1.20%+             $ 0.02             $0.0622
    1.21+                0.01              0.0632
    1.23                 0.06                 N/A
    1.16                 0.07                 N/A
    1.14                 0.06                 N/A
    1.30+                0.00(b)              N/A

    1.45%+             $ 0.01             $0.0622
    1.58+                0.00(b)           0.0632
    1.98                (0.03)                N/A
    1.91                (0.02)                N/A
    1.89                 0.00(b)              N/A
    2.05+                0.00(b)              N/A

    1.95%+             $(0.04)            $0.0622
    1.96+               (0.02)             0.0632
    1.98                (0.03)                N/A
    1.91                (0.01)                N/A
    1.89+               (0.02)                N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                 NET REALIZED
                  NET ASSET                          AND           NET INCREASE       DISTRIBUTIONS         TOTAL       NET ASSET
                    VALUE           NET           UNREALIZED          IN NET            FROM NET          DIVIDENDS       VALUE
                  BEGINNING     INVESTMENT           GAIN           ASSET VALUE         REALIZED             AND         END OF
                  OF PERIOD    INCOME/(LOSS)    ON INVESTMENTS    FROM OPERATIONS     CAPITAL GAINS     DISTRIBUTIONS    PERIOD
                  ---------------------------------------------------------------------------------------------------------------
NATIONS EMERGING GROWTH FUND
PRIMARY A
Six months ended
  09/30/1996#
  (unaudited)....    $14.04       $ (0.02)          $ 1.31             $1.29             $ (0.00)(b)       $ (0.00)(b)   $ 15.33
Period ended
  03/31/1996#(a).     14.28         (0.00)(b)         1.26              1.26               (1.50)            (1.50)        14.04
Year ended
  11/30/1995.....     11.41          0.01             3.26              3.27               (0.40)            (0.40)        14.28
Year ended
  11/30/1994#....     10.87         (0.03)            0.71              0.68               (0.14)            (0.14)        11.41
Period ended
  11/30/1993*....     10.00         (0.01)            0.89              0.88               (0.01)            (0.01)        10.87
PRIMARY B
Period ended
  09/30/1996*#
  (unaudited)....    $15.08       $ (0.04)          $ 0.27             $0.23             $ (0.00)(b)       $ (0.00)(b)   $ 15.31
INVESTOR A
Six months ended
  09/30/1996#
  (unaudited)....    $13.91       $ (0.04)          $ 1.30             $1.26             $ (0.00)(b)       $ (0.00)(b)   $ 15.17
Period ended
  03/31/1996#(a).     14.17         (0.01)            1.25              1.24               (1.50)            (1.50)        13.91
Year ended
  11/30/1995.....     11.35         (0.01)            3.23              3.22               (0.40)            (0.40)        14.17
Year ended
  11/30/1994#....     10.85         (0.06)            0.70              0.64               (0.14)            (0.14)        11.35
Period ended
  11/30/1993*....      9.87         (0.03)            1.02              0.99               (0.01)            (0.01)        10.85
INVESTOR C
Six months ended
  09/30/1996#
  (unaudited)....    $13.56       $ (0.06)          $ 1.27             $1.21             $ (0.00)(b)       $ (0.00)(b)   $ 14.77
Period ended
  03/31/1996#(a).     13.87         (0.03)            1.22              1.19               (1.50)            (1.50)        13.56
Year ended
  11/30/1995.....     11.20         (0.08)            3.15              3.07               (0.40)            (0.40)        13.87
Year ended
  11/30/1994#....     10.78         (0.14)            0.70              0.56               (0.14)            (0.14)        11.20
Period ended
  11/30/1993*....      9.89         (0.09)            0.98              0.89                  --             --            10.78
INVESTOR N
Six months ended
  09/30/1996#
  (unaudited)....    $13.61       $ (0.09)          $ 1.26             $1.17             $ (0.00)(b)       $ (0.00)(b)   $ 14.78
Period ended
  03/31/1996#(a).     13.93         (0.05)            1.23              1.18               (1.50)            (1.50)        13.61
Year ended
  11/30/1995.....     11.24         (0.07)            3.16              3.09               (0.40)            (0.40)        13.93
Year ended
  11/30/1994#....     10.82         (0.14)            0.70              0.56               (0.14)            (0.14)        11.24
Period ended
  11/30/1993*....      9.88         (0.02)            0.96              0.94                  --             --            10.82

---------------
  * Nations Emerging Growth Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on December 4, 1992, June 28, 1996, December 10, 1992, December 18, 1992 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                     ----------------------------
                                    RATIO OF          RATIO OF                       RATIO OF
                    NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
                      END OF       EXPENSES TO     INCOME/(LOSS)      PORTFOLIO     EXPENSES TO     NET INVESTMENT
        TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER        AVERAGE       INCOME/(LOSS)
       RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE        NET ASSETS        PER SHARE
------------------------------------------------------------------------------------------------------------------
          9.20%      $311,604          0.98%+           (0.28)%+          49%           0.98%+          $(0.02)
          9.87        295,764          0.99+            (0.06)+           39            0.99%+           (0.00)(b)
         29.95        269,484          0.98              0.08            139            0.98              0.01
          6.26        182,459          1.01             (0.29)           129            1.01             (0.03)
          8.81        121,281          0.80+            (0.15)+          159           1.01+             (0.03)

          1.54%      $    443          1.48%+           (0.78)%+          49%           1.48%+          $(0.04)

          9.07%      $ 11,786          1.23%+           (0.53)%+          49%           1.23%+          $(0.04)
          9.80          7,802          1.24+            (0.31)+           39            1.24+            (0.01)
         29.65          5,765          1.23             (0.17)           139            1.23             (0.01)
          5.90          3,234          1.26             (0.54)           129            1.26             (0.05)
          9.99          2,095          1.05+            (0.40)+          159            1.26+            (0.04)

          8.94%      $  1,300          1.48%+           (0.78)%+          49%           1.48%+          $(0.06)
          9.64            936          1.61+            (0.68)+           39            1.61+            (0.03)
         28.67            805          1.98             (0.92)           139            1.98             (0.08)
          5.19            542          2.01             (1.29)           129            2.01             (0.12)
          9.00            469          1.80+            (1.15)+          159            2.01+            (0.11)

          8.61%      $ 37,272          1.98%+           (1.28)%+          49%           1.98%+          $(0.09)
          9.52         34,989          1.99+            (1.06)+           39            1.99+            (0.05)
         28.75         32,349          1.98             (0.92)           139            1.98             (0.07)
          5.17         15,909          2.01             (1.29)           129            2.01             (0.09)
          9.51          3,594          1.80+            (1.15)+          159            2.01+            (0.03)


          AVERAGE
      COMMISSION RATE
          PAID(c)
-------------------------------------
          $0.0616
           0.0599
              N/A
              N/A
              N/A
          $0.0616
          $0.0616
           0.0599
              N/A
              N/A
              N/A
          $0.0616
           0.0599
              N/A
              N/A
              N/A
          $0.0616
           0.0599
              N/A
              N/A
              N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        NET REALIZED
                         NET ASSET                          AND           NET INCREASE     DIVIDENDS        TOTAL       NET ASSET
                           VALUE           NET           UNREALIZED          IN NET         FROM NET      DIVIDENDS       VALUE
                         BEGINNING     INVESTMENT           GAIN           ASSET VALUE     INVESTMENT        AND         END OF
                         OF PERIOD       INCOME        ON INVESTMENTS    FROM OPERATIONS     INCOME     DISTRIBUTIONS    PERIOD
                         --------------------------------------------------------------------------------------------------------
NATIONS MANAGED INDEX FUND
PRIMARY A
Period ended
  09/30/1996**
  (unaudited)...........    $10.00       $  0.04           $ 0.70             $0.74          $(0.03)       $ (0.03)      $ 10.71
INVESTOR A
Period ended
  09/30/1996**
  (unaudited)...........    $10.25       $  0.00(a)        $ 0.49             $0.49          $(0.03)       $ (0.03)      $ 10.71

---------------
  * Nations Managed Index Fund's Primary A and Investor A Shares commenced operations on July 31, 1996 and September 3, 1996, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Amount represents less than $0.01 per share.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                     ----------------------------
                                    RATIO OF          RATIO OF                       RATIO OF
                    NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
                      END OF       EXPENSES TO         INCOME         PORTFOLIO     EXPENSES TO     NET INVESTMENT
        TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER        AVERAGE           INCOME
       RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE        NET ASSETS        PER SHARE
------------------------------------------------------------------------------------------------------------------
          7.44%      $ 21,519          0.71%+            2.03%+            0%           0.50%+          $ 0.03
          4.82%      $     50          0.96%+            1.78%+            0%           0.75%+          $ 0.00(a)


          AVERAGE
      COMMISSION RATE
          PAID(b)
-----------------------------------------------------
          $0.0238
          $0.0238

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-two separate portfolios and the Company offers five separate portfolios. The information presented in these financial statements pertains only to the following funds: Nations Balanced Assets Fund, Nations Equity Income Fund, Nations Value Fund, Nations Equity Index Fund, Nations Disciplined Equity Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund and Nations Managed Index Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds (except Nations Equity Index Fund and Nations Managed Index Fund) currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Nations Equity Index Fund currently offers Primary A Shares, Primary B Shares and Investor A Shares, and Nations Managed Index Fund currently offers Primary A shares, Primary B Shares, Investor A Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund equally. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Trustees or the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees or the Board of Directors, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Futures Contracts: The Nations Equity Index Fund and Nations Managed Index Fund may invest in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or for gaining exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments and amortization of original issue discounts on the effective yield method, is earned from the settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net asset value of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare and pay dividends from net investment income each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually after the fiscal year in which the income is earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with applicable Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a registered investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to registered investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to the respective Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net asset value of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust and the Company each have, on behalf of its Funds, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A.("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee at the following annual rates of the average daily net asset value of each Fund:

                                                                                          ANNUAL RATE
                                                                                          ----------
    Nations Balanced Assets Fund, Nations Value Fund, Nations Disciplined Equity Fund,
      Nations Capital Growth Fund and Nations Emerging Growth Fund....................       0.75%
    Nations Equity Index Fund and Nations Managed Index Fund..........................       0.50%

                                                                                 FEES ON
                                                             FEES ON          ASSETS BETWEEN          FEES ON
                                                           ASSETS UP TO          $100 AND         ASSETS EXCEEDING
                                                           $100 MILLION        $250 MILLION         $250 MILLION
                                                            ---------------------------------------------------
    Nations Equity Income Fund..........................      0.75%               0.70%                0.60%

The Trust and the Company each have entered into sub-advisory agreements ("Sub-Advisory Agreements'), with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Fund at the following annual rates of each Fund's average daily net asset value:

                                                                                          ANNUAL RATE
                                                                                          ----------
    Nations Balanced Assets Fund......................................................     0.25%
    Nations Equity Income Fund........................................................     0.20%
    Nations Value Fund................................................................     0.25%
    Nations Equity Index Fund.........................................................     0.10%
    Nations Disciplined Equity Fund...................................................     0.25%
    Nations Capital Growth Fund.......................................................     0.25%
    Nations Emerging Growth Fund......................................................     0.25%
    Nations Managed Index Fund........................................................     0.10%

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to separate administration agreements ("Administration Agreements"). First Data Investor Services Group, Inc.("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to separate co-administration agreements ("Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net asset value of the investment portfolios of the Trust and the Company and the investment portfolios of Nations Fund Portfolios, Inc. (another registered open-end investment company which is a part of the Nations Fund family) on a combined basis. NationsBank serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement with Stephens. For the six months ended September 30, 1996, Stephens earned $1,058,608 from the Funds for its administration services, of which $173,361 was paid to NationsBank for its administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended September 30, 1996, the investment adviser voluntarily waived fees as follows:

                                                                                          FEES WAIVED
                                                                                          BY ADVISER
                                                                                          ----------
    Nations Equity Index Fund.........................................................     $ 591,161
    Nations Managed Index Fund........................................................        12,187

NationsBank of Texas, N.A.("NationsBank of Texas") acts as the custodian for the Funds and, for the six months ended September 30, 1996, earned $382,045 for providing custodial services. First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1996, earned approximately $21,226 for providing transfer agent services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1996, the Funds were informed that the distributor received $597,771 in contingent deferred sales charges from Investor A, Investor C and Investor N Shares of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

No officer, director or employee of NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director or officer of the Trust or the Company. The Trust and the Company pay each trustee or director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each trustee or director in attending such meetings.

The Trust's and the Company's eligible trustees or directors, respectively, may participate in a nonqualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

funds are selected, to the rate of return of Nations Treasury Fund, a Fund of the Company. The expense for the deferred compensation plan is included in the "Trustees'/Directors' fees and expenses" line of the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares and Investor N Shares of each Fund (except Nations Equity Index Fund); and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor C Shares and Investor N Shares of each Fund (except Nations Equity Index Fund). The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor C Shares and Investor N Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares or Investor N Shares, respectively. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the Funds. Fees paid pursuant to the plans are charged as expenses of Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares, respectively, of each Fund as accrued.

For the six months ended September 30, 1996, the effective rates paid by the Funds, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                              PRIMARY B                    INVESTOR C     INVESTOR C    INVESTOR N    INVESTOR N
                                            ADMINISTRATION   INVESTOR A   DISTRIBUTION    SERVICING    DISTRIBUTION   SERVICING
                   FUND                          PLAN           PLAN          PLAN           PLAN          PLAN          PLAN
-------------------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Fund..............       0.50%          0.25%         0.25%          0.25%         0.50%         0.25%
Nations Equity Income Fund................       0.50           0.25          0.25           0.25          0.50          0.25
Nations Value Fund........................       0.50           0.25          0.25           0.25          0.50          0.25
Nations Equity Index Fund.................       0.50           0.25           N/A            N/A           N/A           N/A
Nations Disciplined Equity Fund...........       0.50           0.25          0.25           0.25          0.75          0.25
Nations Capital Growth Fund...............       0.50           0.25          0.25           0.25          0.75          0.25
Nations Emerging Growth Fund..............       0.50           0.25          0.25           0.25          0.75          0.25
Nations Managed Index Fund................         --           0.25            --             --           N/A           N/A

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended September 30, 1996 are as follows:

                                                                          PURCHASES          SALES
                                                                         -----------------------------
    Nations Balanced Assets Fund.......................................  $167,826,394     $155,731,217
    Nations Equity Income Fund.........................................   168,734,996      251,804,503
    Nations Value Fund.................................................   383,455,034      296,612,578
    Nations Equity Index Fund..........................................   258,627,923       14,579,308
    Nations Disciplined Equity Fund....................................    97,601,776       98,700,420
    Nations Capital Growth Fund........................................   316,306,275      493,183,153
    Nations Emerging Growth Fund.......................................   158,712,768      170,199,455
    Nations Managed Index Fund.........................................    19,767,881               --

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1996 was as follows:

                                                                          PURCHASES          SALES
                                                                         -----------------------------
    Nations Balanced Assets Fund.......................................  $126,568,614     $146,149,011

At September 30, 1996, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes was as follows:

                                                                          TAX BASIS        TAX BASIS
                                                                          UNREALIZED       UNREALIZED
                                                                         APPRECIATION     DEPRECIATION
                                                                         -----------------------------
    Nations Balanced Assets Fund.......................................  $  6,643,885     $  4,199,430
    Nations Equity Income Fund.........................................    29,071,263        4,983,364
    Nations Value Fund.................................................   241,060,181       10,646,487
    Nations Equity Index Fund..........................................    65,734,313        5,824,575
    Nations Disciplined Equity Fund....................................    19,363,201          632,648
    Nations Capital Growth Fund........................................   160,164,468        8,668,548
    Nations Emerging Growth Fund.......................................    74,149,025        7,703,148
    Nations Managed Index Fund.........................................     1,610,927          200,045

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK.

As of September 30, 1996, an unlimited number of shares without par value were authorized for the Trust and 270,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Equity Income Fund, Nations Value Fund and Nations Disciplined Equity Fund have been fully amortized.

7.  LINE OF CREDIT.

The Trust and the Company participate in a $25 million line of credit provided by Mellon Bank, N.A. ("Mellon Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1996. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the higher of Mellon Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities which are parties to the Agreement are charged an aggregate commitment fee of 0.25% per annum on the amount of the line of credit. Each Fund shall be liable only for that portion of any commitment fee with respect to such Fund and shall not be liable for the portion of the commitment fee of any other Fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness permitted pursuant to the Agreement.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At September 30, 1996, there were no loans outstanding under this Agreement. During the six months ended September 30, 1996, the following Funds had borrowings under the Agreement:

                                                                           AVERAGE
                                    MAXIMUM       AVERAGE                    DEBT        INTEREST RATE
                                     AMOUNT       AMOUNT       AVERAGE       PER        ---------------     INTEREST
              FUND                 OUTSTANDING  OUTSTANDING     SHARES      SHARE       HIGH       LOW      EXPENSE
------------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund......  $9,400,000     $73,771     57,185,783   $ 0.00(a)    5.90%     5.50%     $2,100

(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six month period ended September 30, 1996.

8.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1996, the Nations Disciplined Equity Fund had available for Federal income tax purposes unused capital losses of $29,908 expiring March 31, 2004.

9.  REORGANIZATION.

Nations Capital Growth Fund the ("Acquiring Fund") acquired the assets and certain liabilities of Peachtree Equity Fund the ("Acquired Fund") in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                      VALUE OF                                      TOTAL NET
                                       SHARES          SHARES        TOTAL NET      TOTAL NET       ASSETS OF         ACQUIRED
                                     ISSUED BY       ISSUED BY       ASSETS OF      ASSETS OF       ACQUIRING           FUND
ACQUIRING  ACQUIRED   ACQUISITION    ACQUIRING       ACQUIRING       ACQUIRED       ACQUIRING       FUND AFTER       UNREALIZED
 FUND       FUND         DATE           FUND            FUND           FUND            FUND        ACQUISITION     (DEPRECIATION)
 -------------------------------------------------------------------------------------------------------------------------------
Nations
Capital  Peachtree
Growth   Equity
  Fund   Fund         09/27/1996      6,613,086     $95,758,235     $95,758,235    $697,812,337    $793,570,572     $(24,195,257)

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Managed Index Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

For more complete information, including charges and expenses, please contact your investment representative or Nations Fund at (800) 982-2271 for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Fund. This material must be accompanied or preceded by a Nations Fund prospectus.

                                                ------------------
NATIONS                                                BULK
-------                                            U.S. POSTAGE
                                                       PAID
P.O. Box 34602                                      BOSTON, MA
Charlotte, NC 28234-4602                             PERMIT NO.
Toll Free 1-800-982-2271                               54201
                                                ------------------